April 27,
2001

Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account C
     File Number 33-64016


Commissioners:

Enclosed for filing is a copy, including exhibits of Post-Effective Amendment Number 11 to the above referenced Form N-4 Registration
Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VA2CVR.TXT

                                              Registration No. 33-64016
                                             Post-Effective Amendment
No. 11

                                  FORM N-4
                                  --------
                           SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

___
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
___

                   Pre-Effective Amendment No. ___
                   Post-Effective Amendment No. _11_

                                 and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

                         Amendment No. _11_

                  MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                        (Exact Name of Registrant)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                           (Name of Depositor)
                            One Midland Plaza
                          Sioux Falls, SD 57193
            (Address of Depositor's Principal Executive Office)
                              605-335-5700
            (Depositor's Telephone Number, including Area Code:

                       _________________________
          Jack L. Briggs, Vice President, Secretary and General Counsel
                  Midland National Life Insurance Company
                             One Midland Plaza
                           Sioux Falls, SD 57193
                (Name and Address of Agent for Service)

                     Copy to:
                     Frederick R. Bellamy
                     Sutherland Asbill & Brennan L L P
                     1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b) of Rule
485
        _X_  on April 27, 2001 pursuant to paragraph (b) of Rule 485
        ___  60 days after filing pursuant to paragraph (a) (1) of Rule
485
        ___  on ___(date)________ pursuant to paragraph (a) (1) of Rule
485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    Titles of Securities Being Registered:
__Variable_Annuity_Contracts__
                                             Variable_Annuity_II
Contracts__


N4VA2

Variable Annuity Prospectus
                             May 1,    19992001


Flexible Premium Deferred Variable Annuity Contract (Variable
Annuity)
issued by Midland National Life Insurance Company through
Midland National Life Separate Account C

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.
A Statement of Additional Information ("SAI") about the contract and Separate Account C is available by checking the appropriate box on the application form or by writing to Midland at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193
(605) 335-5700
The SAI, dated May 1,    19992001    , has been filed with the U.S.
Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.
This prospectus is valid only when accompanied by the Funds' current prospectuses.

   Flexible Premium Deferred Variable Annuity
Contract (Variable Annuity)
issued by
Midland National Life Insurance Company
through
Midland National Life Separate Account C
The prospectuses for the following Funds:
	Fidelity's Variable Insurance Products Funds,
	American Century's Variable Portfolio Inc.,
	MFS Variable Insurance Trusts, and
	Lord Abbett's Series Funds, Inc.,
	   Alger American Fund
describe the investment objectives, policies, and risks of the Funds' portfolios that are available under the contracts:
1.	VIP Money Market Portfolio
2.	VIP High Income Portfolio
3.	VIP Equity-Income Portfolio
4.	VIP Growth Portfolio
5.	VIP Overseas Portfolio
6.	   VIP MidCap Portfolio
6.7.	VIP II Asset Manager Portfolio
7.8.	VIP II Investment Grade Bond Portfolio
8.9.	VIP II Contrafund Portfolio
9.10.	VIP II Asset Manager: Growth Portfolio
10.11.	VIP II Index 500 Portfolio
11.12.	VIP III Growth & Income Portfolio
12.13.	VIP III Balanced Portfolio
13.14.	VIP III Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth Portfolio
19.20.	MFS VIT Emerging Growth PortfolioSeries
20.21.	MFS VIT Research PortfolioSeries
21.22.	MFS VIT Growth with IncomeInvestors Trust PortfolioSeries
22.23.	MFS VIT New Discovery Portfolio
23.24.	Lord Abbett Series Fund Inc. Growth and Income Portfolio
(hereinafter knows as Lord Abbett VC Growth and Income Portfolio)
25.	Lord Abbett Series Fund Inc. Mid-Cap Value Portfolio (hereinafter known as Lord Abbet VC Mid-Cap Value Portfolio)
26.	Lord Abbett Series Fund Inc. International Portfolio (hereinafter known as Lord Abbet VC International Portfolio)
27.	Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio




Table of Contents





   Definitions	4
SUMMARY	5
Features of Variable Annuity	5
Investment Choices	5
Withdrawals	6
Charges Under the Contracts	7
Suitability of the Contracts	7
FEE TABLE	9
Additional Information About Variable Annuity	14
Inquiries And Correspondence	14
State Variations	14
SEPARATE ACCOUNT C AND THE FUNDS	15
Our Separate Account And Its Investment Divisions	15
The Funds	15
Investment Policies Of The Funds' Portfolios	15
We Own The Assets Of Our Separate Account	18
Our Right To Change How We Operate Our Separate Account	19
DETAILED INFORMATION ABOUT THE CONTRACT	19
Requirements for Issuance of a Contract	19
Free Look	20
Allocation of Premiums	20
Changing Your Premium Allocation Percentages	20
Transfers of Contract Value	20
Dollar Cost Averaging	21
Withdrawals	22
Loans	23
Death Benefit	24
Payment of Death Benefits	24
Your Contract Value	25
Amounts In Our Separate Account	25
The General Account	25
CHARGES, FEES AND DEDUCTIONS	26
Sales Charges on Withdrawals	26
Free Withdrawal Amount	27
Administrative Charge	27
Mortality and Expense Risk Charge	27
Contract Maintenance Charge	27
Transfer Charge	27
Charges In The Funds	27
FEDERAL TAX STATUS	27
Introduction	27
Diversification	28
Taxation of Annuities in General	29
Our Income Taxes	32
Withholding	32
MATURITY DATE	32
SELECTING AN ANNUITY OPTION	32
Fixed Options	33
Variable Options	34
Transfers after the Maturity Date	35
ADDITIONAL INFORMATION	35
Tax-Free "Section 1035" Exchanges	35
Midland National Life Insurance Company	35
Your Voting Rights As an Owner	35
Our Reports to Owners	36
Contract Periods, Anniversaries	36
Dividends	36
Performance	36
Your Beneficiary	37
Assigning Your Contract	37
When We Pay Proceeds From This Contract	37
Sales Agreements	38
Regulation	38
Discount for Employees of Sammons Enterprises, Inc.	39
Legal Matters	39
Experts	39
Statement of Additional Information	40
CONDENSED FINANCIAL INFORMATION	42









Definitions
Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.
Annuitant means the person, designated by the owner, upon whose life annuity payments are intended to be based on the maturity date.
Annuity Unit means the units in the Separate Account, after the maturity date that are used to determine the amount of the annuity payment.
Attained Age means the issue age plus the number of complete Contract Years since the Contract Date.
Beneficiary means the person or persons to whom the contract's death benefit is paid when the annuitant dies before the maturity date.
Business Day    means any day the New York Stock Exchange is open.
means any day we are open and the New York Stock Exchange is open for trading. The holidays which we are closed, but the New York
Stock Exchange is open are the day after Thanksgiving the day before Christmas Eve Day and New Year's Eve Day. These days along with the days the New York Stock Exchange is not open for trading will not be counted as business days.
Cash Surrender Value means the Contract Value on the date of surrender minus the contract maintenance charge and any contingent
deferred sales charge    and the premium tax charge.
Contract Anniversary - The same month and day of the Contract Date in each year following the Contract Date.
Contract Date means the date    the contract goes into effect and
from which Contract Anniversaries and Contract Years are
determined.
Contract Value means the    total sum of the amounts of monies inYou
have in Our General Account and in the investment divisions
of     Our Separate Account C    attributable tounder      Your in force
contract.
     It also includes monies in our General Account for your
contract.
Contract Month means a month that starts    on a Monthly Anniversary and
ends on the following Monthly Anniversarythe same date
as the contract date in each month.
Contract Year means a year    that which starts on the same date as
Contractthe contract date or on each anniversary thereafter.in each month.
Death Benefit means the amount payable under Your contract if the annuitant dies before the maturity date.
Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account C on the
Contract Date or as later changed by Us.
   Home OfficeExecutive Office     means where You write to Us to pay
premiums or take other action, such as transfers between
investment divisions.  The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
In Force means the Annuitant's life remains insured under the terms of the contract.
Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified portfolio of the
Funds.
Issue Age means the age of the annuitant on    his/herthe birthday that
is     nearest to the Contract Date.
Maturity Date means the date, specified in the contract, when annuity payments are to begin.
Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The owner has all rights in the contract before the maturity date, including the rights to make withdrawals or surrender the contract, to designate and change the beneficiaries who will receive the proceeds at the annuitant's death before the maturity date, to transfer funds among the investment divisions, and to designate a mode of settlement for the annuitant on the maturity date.
Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the
annuitant will be the payee.     Before the maturity date, You will be
the payee.
Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.
SUMMARY
In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner may not be the same.
The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force.
Features of Variable Annuity
The individual flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the contract value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.
The contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code (Non-Qualified Plans) and for retirement plans which do qualify for those tax advantages (Qualified Plans).
This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned. The Variable Annuity pays a death benefit when the annuitant dies before the maturity date if the contract is still in force. The death benefit is equal to the greater of (a) the contract value, and (b) premiums paid less withdrawals.
Your Contract Value
Your contract value depends on:
	the amount and frequency of premium payments,
	the selected portfolio's investment experience,
	interest earned on amounts allocated to the General Account,
	withdrawals, and
	charges and deductions.
You bear the investment risk under the Variable Annuity. There is no minimum guaranteed cash value with respect to any amounts allocated to the Separate Account.  (See "Your Contract Value" on page
   2519.    )
Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000; other premium payments must be at least $50. (Currently, We waive the initial minimum premium requirement for certain qualified contracts enrolled in a bank draft investment program or payroll deduction plan.)
You will choose a planned periodic premium. You need not pay premiums according to the planned schedule.
Investment Choices
You may allocate Your contract value to up to ten of the investment divisions of Our Separate Account. You may also allocate Your contract value to Our General Account, which pays interest at a declared rate.
Each of the Separate Account investment divisions invests in shares of a corresponding portfolio of one of the following "series" type mutual funds:
(1) Fidelity's Variable Insurance Products Fund (VIP), (2) Fidelity's Variable Insurance Products Fund II (VIP II), (3) Fidelity's Variable Insurance Products Fund III (VIP III), (4) American Century's Variable
Portfolios, Inc., (5) MFS Variable Insurance Trusts,    and
    (6) Lord Abbett's Series Fund, Inc.   , and (7) Alger American
Fund.        The portfolios have different investment policies and
objectives.
For a full description of the portfolios, see the Funds' prospectuses, which accompany this prospectus. (See The Funds on page
   1511    .)
The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund are:
	VIP Money Market Portfolio
	VIP High Income Portfolio
	VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	VIP MidCap Portfolio
The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund II are:
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II Contrafund Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
The investment divisions that invest in portfolios of Fidelity's Variable Insurance Products Fund III are:
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
The investment divisions that invest in portfolios of the American Century Variable Portfolios, Inc. are:
	VP Capital Appreciation Portfolio
	VP Value Portfolio
	VP Balanced Portfolio
	VP International Portfolio
	VP Income & Growth Portfolio
The investment divisions that invest in portfolios of the MFS Variable Insurance Trusts are:
	VIT Emerging Growth    PortfolioSeries
	VIT Research    Series
	VIT    Growth with IncomeInvestors Trust Series
	VIT New Discovery    Series
The investment division   s that invests     in a portfolio of the Lord
Abbett Series Fund, Inc.    isare:
	   Lord Abbett VC Growth and Income
	Lord Abbett VC MidCap Value Portfolio
	Lord Abbett VC International Portfolio
The investment divisions that invest in a portfolio of the Alger American Fund are:
	Alger American Small Capitalization Portfolio
	Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged All Cap Portfolio
Each portfolio pays a different investment management or advisory fee and different operating expenses. The fees and expenses for the
year ending December 31,    19982000     are shown under the table of
Portfolio Annual Expenses.
See "Investment Policies Of The Funds' Portfolios" on page    1512    ,
and "Charges In The Funds" on page    2722    .
Withdrawals
You may generally withdraw all or part of Your cash surrender value at any time, before annuity payments begin. A contingent deferred sales charge may be imposed on any withdrawal, and upon full withdrawal a contract maintenance charge may also be imposed. The
amount You request plus any    contingent     deferred sales charge will
be deducted from Your contract value.    Three years after
the contract date, the contingent deferred sales charge will be waived
upon the withdrawal of funds to effect a life annuity.      You
may take a withdrawal in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may have negative tax consequences, including a 10% tax penalty on certain withdrawals prior to age 59 1/2.
   Under nonqualified contracts, earnings, if any, are withdrawn first for tax purposes and are taxed as ordinary income. Three years after the contract date, the contingent deferred sales charge will be waived upon the withdrawal of funds to effect a life annuity.
(See "Sales Charges on Withdrawals" on page    2620    , "FEDERAL TAX
STATUS" on page    2722    , and "SELECTING
AN ANNUITY" on page    3226    .) Withdrawals from contracts used in
connection with tax-qualified retirement plans may be
restricted or penalized by the terms of the plan or applicable law. Charges Under the Contracts
Sales Charge
Sales expenses are not deducted from premium payments. However, a contingent deferred sales charge may be assessed against contract values when they are withdrawn, including withdrawals to effect an annuity. (See "Sales Charges on Withdrawals" on page
   2620    .)
The amount of any sales charge depends on the contract year of the withdrawal.
The charge for each contract year is a percentage of the premiums
   withdrawn     and is as follows:
		Contingent
	Contract	Deferred Sales
	Year	Charge
	1	7%
	2	6%
	3	5%
	4	4%
	5	3%
	6	2%
	7 and beyond	0%
No contingent deferred sales charge will be assessed upon:
1.	payment of death proceeds under the contract, or
2.	exercise of the free withdrawal privilege.
Withdrawals may be subject to tax consequences. (See "Withdrawals" on
page    2217     and "FEDERAL TAX STATUS" on page
   2722    .)
Free Withdrawal Amount
After the first contract year, You may make a withdrawal from Your contract value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), if the withdrawal is the first in the contract year, without incurring a contingent deferred sales charge. (See "Free Withdrawal Amount" on page
   2721    .)
Mortality and Expense Risk Charge
   Midland We deducts     a 1.25% per annum charge against all contract
values held in the Separate Account for assuming the
mortality and expense risks under the contract.  (See "Mortality and
Expense Risk Charge" on page    2721    .)
Administration and Maintenance Fee
An administration charge of 0.15% per annum is deducted from all contract values held in the Separate Account. In addition, a maintenance charge of $33 is deducted annually from each contract. (See
"CHARGES, FEES AND DEDUCTIONS" on page    2620.)
Transfer Fee
There may be a $25 charge for each transfer in excess of 15 in any one contract year.
Premium Taxes
Currently,    weWe     do not deduct for premium taxes.  We reserve the
right to deduct for premium taxes for contracts sold in states that charge a premium tax.
   Suitability of the Contracts
Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.


FEE TABLE
This information is intended to assist You in understanding the various costs and expenses that You will bear.  It reflects expenses of the
Separate Account as well as the portfolios.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases    (as a percentage of premium
payments)    		None
Transfer Fee		   None0 - $25
Maximum Deferred Sales Load (as a percentage of premiums)		7.00%
Annual Contract Maintenance Charge(1)		$33.00
Separate Account Annual Expenses (as a percentage of average daily
Contract Value)
Mortality and Expense Risk		1.25%
Administration Fees		0.15%
Total Separate Account Expenses		1.40%
   (1) The contract maintenance charge is an annual $33 charge per contract.  It is deducted proportionally from the investment divisions in use at the time of the charge.  The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment in the Separate Account.  In the example, the contract maintenance charge is approximated as a 0.11% annual asset charge based on the experience of the contracts.
PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee waivers and
expense reimbursement    but before any reductions for
custodian and transfer agent expense offsets.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
VIP Money Market   (8)Portfolio	0.200.27%	0.100.08%	0.300.35%
VIP High Income Portfolio	0.58%	0.10 12%	0.700.68%
VIP Equity-Income(3)Portfolio	0.490.48%	0.08%	0.570.56%
VIP Growth(3)Portfolio	0.590.57%	0.070.08%	0.660.65%
VIP Overseas(3)Portfolio	0.740.72%	0.150.17%	0.89%
VIP MidCap(3)Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager (3)Portfolio	0.540.53%	0.090.08%	0.630.61%
VIP II Investment Grade Bond Portfolio	0.43%	0.140.11%	0.570.54%
VIP II Contrafund (3) Portfolio	0.590.57%	0.070.09%	0.66%
VIP II Asset Manager:   Growth(3 )Portfolio	0.590.58%	0.130.11%
	0.720.69%
VIP II Index 500(43) Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(3) Portfolio	0.490.48%	0.110.10%
	0.600.58%
VIP III Balanced(3) Portfolio	0.440.43%	0.140.15%	0.58%
VIP III Growth Opportunities(3) Portfolio	0.590.58%	0.110.10%
	0.700.68%
American Century VP Capital Appreciation Portfolio	1.000.98%	0.00%
	1.000.98%
American Century VP Value Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced Portfolio	1.000.90%	0.00%	1.000.90%
American Century VP International Portfolio	1.471.23%	0.00%
	1.471.23%
American Century VP Income & Growth Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(54) Series	0.75%	0.10%	0.85%
MFS VIT Research(54) Series	0.75%	0.110.10%	0.860.85%
MFS VIT Growth with IncomeInvestors Trust(54)Series	0.75%	0.130.12%
	0.880.87%
MFS VIT New Discovery(54) (65)	0.90%	0.270.16%	1.171.06%
Lord Abbett VC Growth and Income Portfolio	0.50%	0.010.53%
	0.511.03%
Lord Abbett VC Mid-Cap Value (7) Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International (7) Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization Portfolio	0.85%	0.05%	0.90%
Alger American MidCap Growth Portfolio	0.80%	0.04%	0.84%
Alger American Growth Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap Portfolio	0.85%	0.05%	0.90%
(1) The fund data was provided by the funds or their managers.  Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for
   19982000 except as noted for the Lord Abbett VC Mid-Cap
Portfolio and the Lord Abbett VC International Portfolio.  The expenses shown for Fidelity's VIP, VIP II and VIP III Portfolios are those applicable to the Initial Class..
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to
reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodial expenses. Including these reductions, total operating expenses would have been as follows: A portion of the brokerage commissions the fund paid was used to reduce its expenses.  In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Without these reductions, total operating expenses would have been as follows:
VIP Equity-Income Portfolio	0.580.55%
VIP Growth Portfolio	0.680.64%
VIP Overseas Portfolio	0.910.87%
VIP MidCap Portfolio	0.69%
VIP II Asset Manager	0.64%
VIP II Index 500	0.35%
VIP II Contrafund Portfolio	0.700.63%
VIP II Asset Manager: Growth Portfolio	0.730.68%
VIP III Growth & Income Portfolio	0.57%

VIP III Balanced Portfolio	0.590.56%
VIP III Growth Opportunities Portfolio	0.710.66%

VIP III Growth & Income	0.61%
(4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during 2000. Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.33%. This arrangement may be discontinued by the Fund's manager at any time.
Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been 0.19% and 1.09% for the MFS VIT New Discovery.
(7) For the year 2000, Lord Abbett & Co. voluntarily waived its management fees from the VC Mid-Cap Value and VC International portfolios and reimbursed a portion of each portfolio's expenses. Without these waivers and reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International Portfolios. For the year 2001,Lord Abbett & Co. has agreed formally to continue to reimburse a portion of each of those Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35% of its average net assets. This agreement may be discontinued by Lord Abbett & Co. at any time.
(8) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.
 MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.25%. Without this limitation, the other expenses and total expenses would have been:
4.32% and 5.22% for the MFS VIT New Discovery.





EXAMPLES   (1)
If You surrender or annuitize Your contract at the end of the applicable
time period,    youYou     would pay the following expenses
on a $1,000 investment, assuming a 5% annual return on assets:
	ONE	THREE	FIVE	TEN
	YEAR	YEARS	YEARS	YEARS
VIP Money Market    Portfolio	8889	107109	128131	213218
VIP High Income Portfolio	9293	119	148	254253
VIP Equity-Income Portfolio	9192	115	142	241
VIP Growth(3) Portfolio	92	118	146	250
VIP Overseas(3) Portfolio	9495	125	158159	274
VIP MidCap Portfolio	93	121	151	259
VIP II Investment Grade Bond Portfolio	91	115	142141	241238
VIP II Asset Manager(3) Portfolio	92	117	145144	247246
VIP II Index 500(3) Portfolio	8889	106109	127131	211218
VIP II Contrafund Portfolio	9293	118	146147	250251
VIP II Asset Manager:  Growth(3) Portfolio	93	120119	149148
	256254
VIP III Balanced(3) Portfolio	9192	115116	142143	242243
VIP III Growth Opportunities(3) Portfolio	9293	119	148	254253
VIP III Growth & Income(3) Portfolio	9192	116	143	244243
American Century VP Capital Appreciation Portfolio	9596	128	164163
	285283
American Century VP Balanced Portfolio	95	128126	164159
	285275
American Century VP Value Portfolio	9596	128129	164	285
American Century VP International Portfolio	10098	142136	187175
	330308
American Century VP Income & Growth Portfolio	9293	119120	148149
	254255
MFS VIT Emerging Growth (4)Series	94	124	156157	270
MFS VIT Research(4) Series	94	124	157	271270
MFS VIT Growth with IncomeInvestors Trust Series(4)	9495	125	158
	273272
MFS VIT New Discovery Series(4)(5)	97107	133161	172217	301388
Lord Abbett VC Growth and Income Portfolio	9196	113130	139166
	235288
Lord Abbett VC Mid-Cap Portfolio	89	109	131	218
Lord Abbett VC International Portfolio	89	109	131	218
Alger American Small Capitalization Portfolio	95	126	159	275
Alger American MidCap Growth Portfolio	94	124	156	269
Alger American Growth Portfolio	94	122	154	264
Alger American Leveraged AllCap Portfolio	95	126	159	275

(1) The contract maintenance charge is an annual $35 charge per contract. It is deducted proportionally from the Investment Divisions in use at the time of the charge. The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment in the Separate Account. The contract maintenance charge is deducted only when the accumulated value is less than $50,000. In the example, the contract maintenance charge is approximated as a 0.11% annual asset charge based on the experience of the contracts.


If You do not surrender Your contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
	ONE	THREE	FIVE	TEN
	YEAR	YEARS	YEARS	YEARS
VIP Money Market    Portfolio	1819	5759	98101	213218
VIP High Income Portfolio	2223	69	118	254253
VIP Equity-Income Portfolio	2122	65	112	241
VIP Growth(3) Portfolio	22	68	116	250
VIP Overseas(3) Portfolio	2425	75	128129	274
VIP MidCap Portfolio	23	71	121	259
VIP II Investment Grade Bond Portfolio	21	65	112111	241238
VIP II Asset Manager(3) Portfolio	22	67	115114	247246
VIP II Index 500(4) Portfolio	1819	5659	97101	211218
VIP II Contrafund Portfolio(3)	2223	68	116117	250251
VIP II Asset Manager:  Growth(3) Portfolio	23	7069	119118
	256254
VIP III Balanced Portfolio(3)	2122	6566	112113	242243
VIP III Growth Opportunities(3) Portfolio	2223	69	118	254253
VIP III Growth & Income Portfolio	2122	66	113	244243
American Century VP Capital Appreciation Portfolio	2526	78	134133
	285283
American Century VP Balanced Portfolio	25	7876	134129	285275
American Century VP Value Portfolio	2526	7879	134	285
American Century VP International Portfolio	3028	9286	157145
	330308
American Century VP Income & Growth Portfolio	2223	6970	118119
	254255
MFS VIT Emerging Growth Series	24	74	126127	270
MFS VIT Research Series	24	74	127	271270
MFS VIT Growth with IncomeInvestors Trust Series	2425	75	128
	273272
MFS VIT New Discovery Series	2737	83111	142187	301388
Lord Abbett VC Growth and Income Portfolio	2126	6380	109136
	235288
Lord Abbett VC Mid-Cap Portfolio`	19	59	101	218
Lord Abbett VC International Portfolio	19	59	101	218
Alger American Small Capitalization Portfolio	25	76	129	275
Alger American MidCap Growth Portfolio	24	74	126	269
Alger American Growth Portfolio	24	72	124	264
Alger American Leveraged AllCap Portfolio	25	76	129	275

The examples are based on actual expenses for 19982000 except as noted in footnote (7) in the Table of "Portfolio Annual Expenses" for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC
International Portfolio.  .     Actual expenses reflected are net of any
fee waivers or expense reimbursements.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount.
These examples reflect the $33 contract maintenance charge as an annual charge of 0.11% of assets based on an average cash value of
$   30,00029,000.    .




Additional Information About
Variable Annuity
Your "Free Look" Right
You have a right to examine the contract and return it to Us. Your request must be postmarked no later than 10 days after You receive
Your contract. During the "free look" period Your premium will be allocated to the VIP Money Market Investment Division. (See "Free
Look" on page    2015     for more details.)
Transfers
You may transfer Your contract value among the investment divisions and between the General Account and the investment
divisions    before the maturity date.  Transfers take effect on the
date we receive your request.      We require minimum amounts,
usually $200, for each transfer. Transfers are not permitted before the end of the "free look" period or after annuity payments begin. Currently, We do not charge for making transfers. However, We reserve the right to assess a $25 administrative charge after the
412    th transfer in a contract year.
   Transfer requests received before 3:00 p.m. (Central Standard Time) will take effect on the same day if that day is a business day. Otherwise, the request will take effect on the business day following the day We receive Your request. Unit values are determined at the
close of business on the day the request takes effect    .
For limitations on transfers to and from the General Account, see "The
General Account" on page    2520    .
Financial Information
Condensed financial information for the Separate Account begins at page
   3542     of this prospectus.  Our financial statements, and
full financial statements for the Separate Account, are in the Statement of Additional Information.
Inquiries And Correspondence
If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the
contract, or contact Us at    our Executive Office at    :
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, South Dakota 57193
(605) 335-5700

   You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.
The procedures We follow for transactions initiated by telephone include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear those risks.
State Variations
Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact our Executive Office for additional information that may be applicable to your state.

SEPARATE ACCOUNT C AND THE FUNDS
Our Separate Account And Its Investment Divisions
The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of South Dakota in March, 1991. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.
This registration does not involve any SEC supervision of its management or investment policies. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all
of Your net premiums to any 10 of the    23 30     investment divisions
of Our Separate Account.
The Funds
Each of the    23 30     portfolios available under the contract is
commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:
1.	Fidelity's Variable Insurance Products Fund,
2.	Fidelity's Variable Insurance Products Fund II,
3.	Fidelity's Variable Insurance Products Fund III,
4.	American Century Variable Portfolios, Inc.,
5.	MFS  Variable Insurance Trusts,    and
6.	Lord Abbett's Series Fund, Inc.   , and
7.	Alger American Fund
Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds'
Statements of Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.
We may from time to time receive revenue from the Funds and/or from
their managers.  The amounts of the revenue, if any, may    be
substantial and may vary from portfolio to portfolio and may     be
based on the amount of Our investments in the Funds.
Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio.
The objectives of the portfolios are as follows:
Portfolio
Objective
VIP Market
Money
   Portfolio
Seeks as high a level of current
income as is consistent with
preservation of capital and
liquidity by investing in U.S.
dollar-denominated money
market securities.
VIP High Income
   Portfolio
Seeks a high level of current
income by investing primarily
in income-producing debt
securities while also
considering growth of capital.
   PolicyContract
ownerOwners     should
understand that the fund's unit
price may be volatile due to the
nature of the high yield bond
marketplace.
VIP Equity-
Income
   Portfolio
Seeks reasonable income by
investing primarily in income-
producing equity securities. In
choosing these securities, the
   Investment     Manager
will consider the potential for
capital appreciation. The
Portfolio's goal is to achieve a
yield which exceeds the
composite yield on the
securities comprising the
Standard & Poor's Composite
Index of 500 Stocks.
VIP Growth
   Portfolio
Seeks capital appreciation by
investing in common stocks.
The adviser invests the fund's
assets in companies the adviser
believes have above-average
growth potential.
VIP Overseas
   Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
   VIP MidCap
Portfolio
Seeks long-term growth of
capital.
VIP II Asset
Manager
   Portfolio
Seeks high total return with
reduced risk over the long-term
by allocating its assets among
domestic and foreign stocks,
bonds and short-term
instruments.
VIP II Investment
Grade Bond
   Portfolio
Seeks a high a level of current
income as is consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-grade
bonds.
VIP II
Contrafund
Portfolio
Seeks to achieve capital
appreciation over the long-term
by investing in common stocks
and securities of companies
whose value the manager
believes is not fully recognized
by the public.
VIP II Asset
Manager:
Growth
   Portfolio
Seeks to maximize total return
by allocating its assets among
stocks, bonds, short-term
instruments, and other
investments.
VIP II Index 500
   Portfolio
Seeks to provide investment
results that correspond to the
total return of common stocks
publicly traded in the United
States by duplicating the
composition and total return of
the Standard & Poor's
Composite Index of 500 Stocks.
VIP III Growth &
Income
   Portfolio
Seeks high total return,
combining current income and
capital appreciation.  Invests
mainly in stocks that pay
current dividends and show
potential for capital
appreciation.
VIP III Balanced
   Portfolio
Seeks both income and growth
of capital. When    FMR's the
Investment Manager's
    outlook is neutral, it will
invest approximately 60% of
the fund's assets in equity
securities and will always invest
at least 25% of the fund's assets
in fixed-income senior
securities.
VIP III Growth
Opportunities
   Portfolio
Seeks capital growth by
investing primarily in common
stocks. Although the fund
invests primarily in common
stocks, it has the ability to
purchase other securities,
including bonds, which may be
lower-quality debt securities.
American Century
VP Capital
Appreciation
   Portfolio
Seeks capital growth by
investing primarily in common
stocks that management
considers to have better-than-
average prospects for
appreciation.
American Century
VP Value
   Portfolio
Seeks long-term capital growth
with income as a secondary
objective.  Invests primarily in
equity securities of well-
established companies that
management believes to be
under-valued.
American Century
VP Balanced
   Portfolio
Seeks capital growth and
current income.  Invests
approximately 60 percent of its
assets in common stocks that
management considers to have
better than average potential for
appreciation and the rest in
fixed income securities.
American Century
VP International
   Portfolio
Seeks capital growth by
investing primarily in securities
of foreign companies that
management believes to have
potential for appreciation.
American Century
VP Income &
Growth
   Portfolio
Seeks dividend growth, current
income and capital appreciation.
The Portfolio will seek to
achieve its investment objective
by investing in common stocks.
MFS VIT
Emerging Growth
   Series
Seeks to provide long-term
growth of capital.
Dividend and interest income
from portfolio securities, if any,
is incidental to the Series'
investment objective of long-
term growth capital    .
MFS VIT
Research
Series
Seeks to provide long-term
growth of capital    and future
income and future income    .
MFS VIT
   Growth with
IncomeInvestors
Trust Series
Seeks to provide reasonable
current income and long-term
growth of capital and
income.Seeks long-term growth
of capital with a secondary
objective to seek reasonable
current income    .
MFS VIT New
Discovery
   Series
Seeks capital appreciation.
Lord Abbett VC
Growth and
Income
Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in market
value.
   Lord Abbett
VC MidCap
Portfolio
Seeks Capital Appreciation
through investments primarily
in equity securities which are
believed to be undervalued in
the marketplace.
Lord Abbett VC
International
Portfolio
Seeks long-term capital
appreciation invests primarily in
equity securities of non-U.S.
issuers.
Alger American
Small
Capitalization
Portfolio
Seeks long-term capital
appreciation by focusing on
small, fast growing companies
that offer innovative products,
services or technologies to a
rapidly expanding marketplace.
Under normal circumstances,
the portfolio invests primarily in
the equity securities of small
capitalization companies.  A
small capitalization company is
one that has a market
capitalization within the range
of the Russell 2000 Growth
Index or the S&P SmallCap
600.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.
Under normal circumstances,
the portfolio invests primarily in
the equity securities of
companies in the S&P MidCap
400 Index.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad product
lines, markets, financial
resources and depth of
management.  Under normal
circumstances, the portfolio
invests primarily in the equity
securities of large companies.
The portfolio considers a large
company to have a market
capitalization of $1 billion or
greater.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by investing, under
normal circumstances, in the
equity securities of companies
of any size which demonstrate
promising growth potential.
The portfolio can leverage, that
is, borrow money, up to one-
third of its total assets to buy
additional securities.  By
borrowing money, the portfolio
has the potential to increase its
returns if the increase in the
value of the securities
purchased exceeds the cost of
borrowing including interest
paid on the money
borrowed.
Fidelity Management & Research Company manages the VIP, VIP II and VIP
III portfolios.  American Century Investment
Management, Inc. manages the American Century VP portfolios. MFS
Services Company manages the MFS Variable Insurance Trusts.
Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc.     Fred
Alger Management, Inc. manages the Alger American
Fund.
The Funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the Funds for mixed and shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such
conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.
The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.
Nevertheless, the investment performance and results of any of the
Funds' portfolios that are available  under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is
made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.
We Own The Assets Of Our Separate Account
We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the
Separate Account    equal to the reserves and other liabilities of the
Separate Account     may not be charged with liabilities arising
out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.
Our Right To Change How We Operate Our Separate Account
We have the right to modify how We operate Separate Account C.  In making any changes, We may not seek approval of contract owners
(unless approval is required by law).  We have the right to:
	add investment divisions to, or remove investment divisions from Our Separate Account;
	combine two or more divisions within Our Separate Account; withdraw assets relating to Our variable annuities from one investment division and put them into another;
	eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of Separate Account C's purposes;
	end the registration of Our Separate Account under the Investment Company Act of 1940;
	operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the
Investment Company Act of 1940);
	disregard instructions from contract Owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and
	operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisers or investment policies
unless a law or regulation provides differently.
If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current
portfolios.
You may want to transfer the amount in that investment division as a result of changes We have made.
If You    do     wish to transfer the amount You have in that investment
division to another division of Our Separate Account, or to
Our General Account, then You may do so, without charge, by writing to
Our    home officeExecutive Office    .  At the same time,
You may also change how Your premiums are allocated.
DETAILED INFORMATION ABOUT THE CONTRACT
Requirements for Issuance of a Contract
To buy a contract, You must send Us an application form and an initial premium payment of at least $2,000. If You enroll in a bank draft investment program or payroll deduction plan for a qualified contract and the monthly premium is at least $100, then the initial premium amount can be lower. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order
payable to Midland and mailed to the    home officeExecutive
Office.
If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then
We will attempt to complete it within five business days.  If it is not
complete at the end of this period    (or cannot be accepted for
some other reason)    , then We will inform You of the reason for the
delay and the premium payment will be returned immediately.
   Note that unless You may specifically consent tolet Us keeping keep the premium payment until the application is complete.
Your initial premium payment will be allocated to the VIP Money Market Investment Division as of the business day We receive it or
We accept Your application, whichever is later. Each premium received after the "Free Look" period will be allocated to Our Separate
Account or General Account on the day of receipt.
Free Look
You have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep it or cancel it. If
You want to cancel the contract, then You must return it to the agent
who sold it to You or to Our    home officeExecutive Office.
If You cancel Your contract, then We will return the greater of:
(1)	the premium paid, or
(2)	the contract value plus the sum of all charges deducted from the contract value.
The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.
Allocation of Premiums
We allocate Your entire contract value to the VIP Money Market
Investment Division during the "Free Look" period.  You will specify
Your desired premium allocation on the contract's application form.
   Transfer requests received during the free look period will be processed as of the date of reallocation. Your instructions in your application will dictate how to allocate your contract value at the end of the Free Look period (which is administratively assumed to be 15 days after the contract date for reallocation purposes).
Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your
application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. You may not allocate Your contract value to more than 10 investment divisions of Our Separate Account at any point in time. In certain states, allocations to and transfers to and from the General Account are not permitted.
Changing Your Premium Allocation Percentages
You may change the allocation percentages of Your premiums by writing to
Our    home officeExecutive Office     and telling Us
what changes You wish to make.  These changes will affect transactions
as of the date We receive Your request at Our    home
officeExecutive Office    .  While the Dollar Cost Averaging
(DCA)     program is in effect, the allocation percentages that
apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on
page    2116    ).
Transfers of Contract Value
You may    generally     transfer amounts among the investment divisions
and between the General Account and any investment
division    before the maturity date.  Write to Our home officeExecutive
Office     to make a transfer of contract value.  Currently,
You may make an unlimited number of transfers of contract value in each contract year. But We reserve the right to assess a $25 charge
after the    12th 4th     transfer in a contract year.
   The transfer takes effect on the date we receive your request.
The minimum transfer amount is $200.  The minimum amount
does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred
that day equals the transfer minimum.     Requests received before 3:00
p.m. (Central Standard Time) will take effect on the same day if that day is a Business Day.  Otherwise, the request will take effect on the Business Day following the day We receive Your request.
Unit values are determined at the close of business on the day the
request takes effect.        For limitations on transfers to and from
the
General Account, see "The General Account" on page    2520.
After the maturity date, You can only make one transfer per contract year and only among the investment divisions.
The contracts are first and foremost annuity contracts, designed for retirement of other long-term financial planning, and are not designed for or appropriate for market timers or other persons that Us programmed, large, or frequent transfers.  The use of such transfers can be
disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is
$200.
You can elect the DCA program at any time. You must complete the proper request forms and there must be a sufficient amount in the
DCA source account.  DCA is only available if the amount in the DCA source account is at least $2,400 at the time DCA is to begin.
You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the
DCA source account.  Copies of the DCA request form can be obtained by
contacting Us at Our    home officeExecutive Office    .
The election will specify:
1)	The DCA source account from which transfers will be made,
2)	That any money received with the form is to be placed into the DCA source account,
3)	The total monthly amount to be transferred to the other investment divisions, and
4)	How that monthly amount is to be allocated among the investment divisions.
The DCA request form must be received with any premium payment You intend to apply to DCA.
Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form.
All amounts in the DCA source account will be available for transfer under the DCA program.
Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.
If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the first contract month which occurs at least 30 days after the day the request is received.
DCA will last until    the total monies allocated for DCA are exhausted
or until the value in the DCA source account falls below the
allowable limit     or until We receive Your written termination
request.  DCA automatically terminates on the maturity date.
We reserve the right to end the DCA program by sending You one month's notice.
   Midland does not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months, will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 4th one in any contract year.
Withdrawals
You may withdraw all or part of Your cash surrender value by sending Us
a written request.     The cash surrender value is the contract
value minus the contract maintenance charge and any applicable
contingent deferred sales charges.      (Withdrawals may be restricted
by a retirement arrangement under which You are covered.) Partial withdrawals from an investment division or the General Account,
however, must be made in amounts of $500 or more    (except for
Systematic withdrawals described above)     and cannot reduce
Your contract value to less than $1,000.  If a withdrawal results in less than $1,000 remaining, then the entire contract value must be withdrawn.
Any applicable contingent deferred sales charge and any required tax withholding will be deducted from the amount paid. In addition, upon full withdrawal a contract maintenance charge is also subtracted.
   Requests received before 3:00 p.m. (Central Standard Time) will take effect on the same day if that day is a Business Day.
Otherwise, the request will take effect on the Business Day following the day We receive Your request.  Unit values are determined at the close of business on the day the request takes effect.
We will generally pay the withdrawal amount from the Separate Account within seven days after We receive a properly completed withdrawal request.  We may defer payment for a longer period only when:
	trading on the New York Stock Exchange is restricted as defined by the SEC;
	the New York Stock Exchange is closed (other than customary weekend and holiday closing);
	an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or
	for such other periods as the SEC may by order permit for the protection of owners.
We expect to pay the withdrawal amount from the General Account promptly, but We have the right to delay payment for up to six months.
Unless You specify otherwise, Your withdrawal will be allocated among all investment divisions and the General Account in the same proportion as Your contract value bears to each investment division and the General Account. This allocation is subject to minimum amount requirements. The contingent deferred sales charge will be determined without reference to the source of the withdrawal. The charge will be based on the contract year and withdrawals.  (See
"CHARGES, FEES AND DEDUCTIONS" on page    2620    .)
A withdrawal will generally have Federal income tax consequences that can include tax penalties and tax withholding.  You should
consult Your tax advisor before making a withdrawal.  (See "FEDERAL TAX
STATUS" on page    2722    .)
Under certain types of retirement arrangements, the Retirement Equity
Act of 1984 provides that, in the case of a married participant, a withdrawal request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals and the Section 403(b) annuities that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a withdrawal.
Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death,
or
total disability. Such proceeds may, however, be used to fund another eligible vehicle.
Withdrawals from Section 403(b) plans are also severely restricted. (See
"FEDERAL TAX STATUS" on page    2722.    )
Loans
Prior to the maturity date, owners of contracts issued in connection with Section 403(b) or Section 401 (k) qualified plans may request a loan using the contract as security for the loan. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  You should consult a tax advisor before requesting a loan.
Only one loan can be made within a 12 month period.  The loan amount must be at least $2,000 and must not exceed the contract value minus any applicable contingent deferred sales charge minus any outstanding prior loans minus loan interest to the end of the next contract year.
The portion of the contract value that is equal to the loan amount will be held in the General Account and will earn interest at a rate of 3%
per year. When a loan is requested, You should tell Us how much of the loan You want taken from Your unloaned amount in the General
Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, then it will be allocated among all investment divisions and the General Account in the same proportion as the value of Your interest in each division bears to
Your total contract value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that
investment division    and transfer that amount to the General
Account    .
We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the contract value minus any applicable contingent
deferred sales charge    and withholding taxes    , then the contract
will terminate with no further value.  In such case, We will give
You at least 31 days written notice.
The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.
The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years. You are allowed a 30-day grace period from the installment due date. If a quarterly installment is not received within the grace period, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under this contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under Internal Revenue
Code section 403(b).
If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.
IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) or Section 401 (k) programs.
A loan has a permanent effect on the contract value because the investment experience of the investment divisions will apply only to the unborrowed portion of the contract value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be
favorable or unfavorable.  If the net investment results are greater
than 3%    per year     while the loan is outstanding, then the
contract value will not increase as rapidly as it would have if no debt
were outstanding.  If net investment results are below 3%    per
year    , then the contract value will be higher than it would have been
had no loan been outstanding.     In addition, a loan costs You
a net interest charge of 2% per year.
Death Benefit
If the annuitant is an owner and dies before the maturity date, then the death benefit must be paid within 5 years of the annuitant's death
(other than amounts payable to, or for the benefits of, the surviving spouse of the annuitant as the contingent owner). The value of the death benefit, as described below, will be determined on the business
day following the date Our    home officeExecutive Office
receives:
(1)	due proof of death and
(2)	an election form of how the death benefit is to be paid.
Unless a payment option is selected within 90 days after We receive due proof of death, the death benefit will be paid as a lump sum.
   In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit.  We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The
Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts
left in the Midland Access Accounts    .
If the annuitant is not an owner and an owner dies before the maturity date, the contingent owner will become the owner. If no contingent owner has been named or is living, ownership will pass to the owner's estate. If the spouse is named as the contingent owner, then the contract will continue with the spouse now being the owner. If the surviving spouse has not been named as the contingent owner, then
the    contract ends and the     contract value (not the death benefit)
must be paid out within 5 years of the owner's death.
If an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the
owner's surviving spouse, must be paid at    the same rateleast as
rapidly     as the benefits were being paid at the time of the
owner's death. Other rules relating to distributions at death apply to qualified contracts.
Death Benefit on the Annuitant's Death Prior to the Maturity Date
The death benefit is only paid on the annuitant's death prior to the maturity date (not on the death of the owner unless the owner is also the annuitant). Any loan amount and loan accrued interest outstanding will reduce the death benefit proceeds.  (See "Loans" on page
   2317    .)  The death benefit paid to the beneficiary will be the
   greater greatest     of:
(a)	The current contract value.  For this purpose, the current
contract value is the value on the business day    following the date We
receive at Our home officeExecutive Office     the latest of:
(1)	due proof of death and
(2)	An election form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or
(b)	100% of the total premium payments made to Your contract, reduced by any prior withdrawals.
   Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The
Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Your Contract Value
Your contract value is the sum of your amounts in the various investment divisions and in the General Account (including any amount in
Our General Account securing a contract loan). Your contract value reflects various charges. Transaction and sales charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.
We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your contract value to go up or down.
Amounts In Our Separate Account
The amount You have in each    investment     division is represented by
the value of the accumulation units credited to Your
contract value for that    investment     division. The value You have
in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate premiums, or transfer amounts to that division. Accumulation units are sold or redeemed when You make withdrawals or transfer amounts from an investment division, and to pay the death benefit when the annuitant dies. We also redeem units to pay for certain charges.
We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the
transaction by the division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.
The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for
the investment divisions at the end of each business day.    If the New
York Stock Exchange is not open that day, then the transaction
will be processed on the next business day.      The accumulation unit
value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds.  They reflect
investment income, the portfolios' realized and unrealized capital gains and losses, and the Funds' expenses. The accumulation unit values also reflect the daily asset charge We make to Our Separate
Account at an effective annual rate of 1.40%.  Additional information on the accumulation unit values is contained in the Statement of Additional Information.
The General Account
You may allocate some or all of Your contract value to the General Account, subject to certain limitations described below. The General Account pays interest at a declared rate. We guarantee the principal
after    charges and     deductions.  The General Account
supports Our insurance and annuity obligations. Certain states do not permit allocations and transfers to and from the General Account.
Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the
Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment
Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the General Account.
You may accumulate amounts in the General Account by:
	allocating premiums,
	transferring amounts from the investment divisions, or
	earning interest on amounts You already have in the General
Account.
Transfers, withdrawals and allocated deductions reduce this amount. $250,000 is the maximum amount that, over the contract's life, You can allocate to the General Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).
We pay interest on all Your amounts in the General Account.  The annual
interest rate has a minimum guarantee of 3.0%    per
year    .  We may, at Our sole discretion, credit interest in excess of
3.0%.  You assume the risk that interest credited may not
exceed 3.0%.  Currently, We intend to guarantee the interest rate for one year periods, starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate We declare.
You may transfer amounts among the investment divisions and between the General Account and any investment divisions. However, only 2 transfers are allowed from the General Account per contract year. The total amount transferred from the General Account in any contract year is limited to the larger of:
1.	   25% of     the amount in the General Account at the beginning
of the contract year, or
2.	$25,000    (We reserve the right to lower this to $1,000).
These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a time period of 12 or more months.
CHARGES, FEES AND DEDUCTIONS
Sales Charges on Withdrawals
   A We may deduct a     contingent deferred sales charge    may be
imposed     on a withdrawal of premiums (including a
withdrawal to effect an annuity).  This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing
prospectuses.   If the contingent deferred sales charge is insufficient
to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from the
charge   s     for the assumption of mortality and expense risks
(described below).  For the purpose of determining the contingent deferred sales charge, any amount that You withdraw will be treated as
being from premiums first, and then from investment income   ,
if any.      There is no sales charge on the investment income
withdrawn.
The amount of any sales charge depends upon the contract year of the withdrawal. Your first contract year begins on the contract date. A subsequent contract year begins on each anniversary of that date.
Premium payments are considered withdrawn in the order that they were received.
The charge for each contract year is a percentage of the premiums and is as follows:
		Contingent
	Contract	Deferred Sales
	Year	Charge
	1	7%
	2	6%
	3	5%
	4	4%
	5	3%
	6	2%
	7 and beyond	0%
If You make a full surrender after the contract has been in force for 3 years, and use the proceeds to purchase a life income annuity option from Us, then We will waive the contingent deferred sales charge.
Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a contingent deferred sales charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Amount.
Free Withdrawal Amount
After the first contract year, You may withdraw 10% of the total premiums paid without incurring a contingent deferred sales charge, if the withdrawal is the first in the contract year.  The value of 10% of the total premiums paid is determined on the date of the requested withdrawal. The full 10% is available only if no other withdrawals have been taken during that contract year.
Administrative Charge
We    deduct a daily     charge for Our administrative expenses in
operating the Separate Account at an effective annual rate of
0.15% of the value of the assets in the Separate Account.  The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge.
Mortality and Expense Risk Charge
We    deduct a daily     charge for mortality and expense risks at an
effective annual rate of 1.25% of the value of the assets in the
Separate Account. The investment divisions' accumulation unit values reflect this charge. We cannot increase this charge. We expect to
profit from this charge.     We may use this profit for any purpose
including paying distribution expenses.
Contract Maintenance Charge
We deduct a contract maintenance charge of $33 on each contract anniversary on or before the maturity date. This charge is for Our recordkeeping and other expenses incurred in maintaining the contracts.
We deduct this charge from each investment division and the
General Account in the same proportion as the value of Your interest in each has to the total contract value. If the contract is surrendered during a contract year, then We will deduct the full contract maintenance charge for the current contract year at that time.
We may reduce the contract maintenance charge for contracts issued in a manner that results in a savings of administrative expenses.
The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.
Transfer Charge
Currently, We do not charge You for making transfers of contract value among investment divisions. We reserve the right to assess a
$25 charge after the    412    th transfer in a contract year.
If We charge You for making a transfer, then We will allocate the charge to the investment divisions from which the transfer is being
made.     All transfers included in one transfer request count as only
one transfer for purposes of any fee    .  For example, if the
transfer is made from two investment divisions, then a $12.50 transfer charge will be allocated to each of the investment divisions..
All transfers included in one transfer request count as only one
transfer for purposes of any fee    .
Charges In The Funds
The Funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses.
Each portfolios' charges and expenses vary.
See the Funds' prospectuses for more information. Also see the "FEE
TABLE" on page    9
FEDERAL TAX STATUS
Introduction
The following discussion is general and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or
may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax advisor before making a premium payment.  This discussion is based upon
Midland's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The qualified contracts are designed for use by individuals in connection with retirement plans which are intended to qualify for special
income tax treatment under Sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of
Federal income taxes on the contributions, contract value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status.  In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax qualified plan in
order to receive favorable tax treatment. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan and/or to the participant may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the contract. With respect to qualified contracts an endorsement of the contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into Our contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.  Therefore, purchasers of qualified contracts
should seek competent legal and tax advice regarding the suitability of the contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a contract. The following discussion assumes the qualified contracts are purchased in connection with retirement plans that qualify for special Federal income tax treatment described above.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department),
adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of Federal income tax to the contract owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.
We intend that all Funds underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
In certain circumstances, owners of variable contracts may be considered the owners, for Federal income tax purposes, of the assets of the
Separate Account used to support their contracts.  In those
circumstances, income and gains from the Separate Account assets would be
included in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations, "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-owners may direct their investments to particular sub-accounts without being treated as owners of
the underlying assets."
The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of Separate Account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account.  In addition,
We do not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue.  We therefore reserve the right to modify the contract as
necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Taxation of Annuities in General
Nonqualified    PoliciesContracts    .
The following discussion assumes that the contract will qualify as an annuity contract for Federal income tax purposes. "Investment in the Contract" refers to premiums paid minus any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.
Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in contract value until distribution occurs either in the form of a lump sum received by withdrawing all or part of the contract value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs.  There are, however, exceptions to this rule that You may wish to discuss with Your tax counsel.  The following discussion
applies to contracts owned by natural persons.
The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution.
Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the contract value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable.
Although the tax consequences may vary depending on the annuity income
option elected under the    contract,     in general, only
the portion of the annuity payment that represents the amount by which the contract value exceeds the Investment in the Contract will be
taxed.     For fixed annuity payments,     in general, there is no tax
on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the
remainder of each annuity payment is taxable.     For variable annuity
payments,     in general, a specific dollar amount of each
payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments.  The remainder of each annuity payment is taxable.
Any distribution (as either fixed or variable payments) received after
You have recovered the investment in the contract will be fully taxable.
Amounts may be distributed from a contract because of the death of the owner or an annuitant. Generally, such amounts are included in the income of the recipient as follows:
(1)	if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the contract; or
(2)	if distributed under a payment option, they are taxed in the same way as annuity payments.
For these purposes, the Investment in the contract is not affected by an owner's or annuitant's death. That is, the Investment in the
Contract remains the amount of any premiums paid which were not excluded from gross income.
In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
(1)	made on or after the date on which the owner is actual age 59-1/2,
(2)	made as a result of death or disability of the owner, or
(3)	received in substantially equal payments as a life annuity
(subject to special "recapture" rules if the series of payments is subsequently modified).
Other tax penalties may apply to certain distributions under a Qualified
Contract.
Possible Changes in Taxation. In past years, legislation has been proposed from time to time that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.).  Moreover, it is also possible that any change could be
retroactive (that is, effective prior to the date of the change.) Transfers, Assignments or Exchanges of a Contract. A transfer of a contract's ownership, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain maturity dates or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment or exchange of a contract should contact a competent tax advisor with respect to the potential tax effects of such transaction.
Multiple Contracts
All nonqualified deferred annuity contracts entered into after October
12, 1988 that are issued by the same insurance company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount
included in gross income under Code Section 72(a).  This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract.
Qualified    PoliciesContracts
The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total contract value.
The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. However, special favorable tax treatment may be available for certain distributions (including lump sum distributions). Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70 1/2 or (ii)
retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April
1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. Roth IRAs under Section
408A do not require distributions at any time prior to Your death.
Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b)
annuity contracts of:
(1)	elective contributions made in years beginning after December 31,
1988;
(2)	earnings on those contributions; and
(3)	earnings in such years on amounts held as of the last year
beginning before January 1, 1989.
Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.
Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an
"Individual Retirement Annuity" or "IRA." Individual Retirement
Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence.
In addition, distributions from certain other types of
retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis.  Employers may establish Simplified
Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.
Code section 401(a) allows employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments.
Our Income Taxes
The operations of Our Separate Account are included in Our Federal income tax return and We pay no tax on investment income and capital gains reflected in variable annuity contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional Federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the investment divisions rather than in
Our General Account. We anticipate that owners would benefit from any investment earnings that are not needed to maintain this provision.
We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states.  At present, these taxes are not substantial.  If they increase, however, then charges may be made for such taxes when they are attributable to Our Separate
Account.
Withholding
Distributions from contracts generally are subject to withholding for
Your Federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.
"Eligible rollover distributions" from section 401(a) plans and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form.  If You choose a "direct rollover"
from the plan to another tax-qualified plan or IRA, then the 20% withholding does not apply.
The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.
MATURITY DATE
The maturity date is the contract anniversary nearest the annuitant's attained age 90 for nonqualified contracts and is the contract anniversary nearest the Annuitant's 70th birthday for qualified contracts. The maturity date differs based on the laws of the state in which this contract is delivered. You may elect a different maturity date by sending a written request to Us at least 31 days before the requested new maturity date. The requested maturity date must be a contract anniversary. The requested maturity date cannot be later than the annuitant's attained age 90 and cannot be earlier than the 10th contract anniversary. For qualified contracts the requested
maturity date cannot be earlier than the annuitant   's     attained age
59-1/2 or five years from the contract date, whichever is later.
In addition, for qualified contracts the maturity date can not be later than April 1 of the calendar year immediately following the calendar
year in which the annuitant attains     the age of     70 1/2.
If You have not previously specified otherwise, then on the maturity date You may:
1.	take the cash surrender value (in some states, the contract value)
in one lump sum, or
2.	convert the contract value into an annuity payable to the
annuitant under one or more of the payment options described below. SELECTING AN ANNUITY OPTION
You may apply the proceeds of a withdrawal to effect an annuity. Unless You choose otherwise, the amount of the proceeds from the
General Account will be applied to a 10 year certain and life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.
Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.
The payee's actual age will affect each payment amount for annuity income options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.
For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment.
With a shorter period, the amount of each annuity payment will be greater.  Payments that occur more frequently will be smaller than those occurring less frequently.
The payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.
Payment options will be subject to Our rules at the time of selection.
We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes
	rules on the minimum amount We will pay under an option,
	minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),
	the naming of people who are entitled to receive payment and their successors, and
	the ways of proving age and survival.
You choose a payment option when You apply for a contract and may change
it by writing to Our    home officeExecutive Office    .
Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The value as of the maturity date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:
1.	   Deposit OptionProceeds Left at Interest    : The money will
stay on deposit with Us for a period that We agree upon.  You will receive interest on the money at a declared interest rate.
2.	Installment Options: There are two ways that We pay installments:
(a)	   Fixed PeriodPayment for a Specified Period:     We will pay the
amount applied in equal installments plus applicable
interest, for a specified time, up to 30 years.
(b)	   Fixed AmountPayment of a Specified Amount    : We will pay the
sum in installments in an amount that We agree upon.
We will continue to pay the installments until We pay the original
amount, together with any interest    youYou     have
earned.
3.	   3.	Monthly Payment of Life Income Option    : We will pay the
money as monthly income for life.  You may choose from
1 of    3 4     ways to receive the income.  We will guarantee payments
for:
 (a)	   at least 5 years (called "5 Years Certain and Life")
(b)	    at least 10 years (called "10 Years Certain and Life");
   (cb)    	at least 20 years (called "20 Years Certain and Life"); or
   (dc)    	payment only for life.  With a life only payment option,
payments will only be made as long as the payee is alive.
Therefore, if the payee dies after the first payment, then only one payment will be made.
4.	   OtherAnnuity    : You may ask Us to apply the money under any
option that We make available at the time the benefit is paid.
We guarantee interest under the fixed options at a rate of 2.75% a year. We may also credit interest under the fixed deposit options at a rate that is above the 2.75% guaranteed rate.
Variable Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions. Variable payment options are not available in certain states.
The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, then payments will decrease.
We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.
The annuity unit value for each investment division will be set at $10 on the first day there are contract transactions in Our Separate
Account. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The annuity unit value will increase if the net investment experience
(investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.
The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.
Additional information on the variable annuity payments is contained in the Statement of Additional Information that can be obtained by
writing to Our    home officeExecutive Office    .
The following variable options are available:
1.	Monthly Life Income Option: We will pay the money as monthly
income for life.  You may choose from 1 of    3 4    ways to
receive the income.  We will guarantee payments for:
(a)	   (a)	at least 5 years (called "5 Years Certain and Life")
(b)	    at least 10 years (called "10 Years Certain and Life");
   (bc)    	at least 20 years (called "20 Years Certain and Life"); or
   (cd)    	payment only for life.  With a life only payment option,
payments will only be made as long as the annuitant is alive.
Therefore, if the payee dies after the first payment, only one payment will be made.
2.	   OtherAnnuity    :  You may ask Us to apply the money under any
option that We make available at the time the benefit is
paid.
Transfers after the Maturity Date
After the maturity date, one transfer per contract year may be made among the investment divisions. The transfer will take effect as of the date We receive Your request. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values.
There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or vice versa.
ADDITIONAL INFORMATION
   Tax-Free "Section 1035" Exchanges
You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code.
Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this contract through an exchange or
otherwise)    .
Midland National Life Insurance Company
We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual
Life Insurance Company."  We were reincorporated as a stock
life insurance company, in 1909.  Our name "Midland" was adopted in
1925.     We were redomesticated to Iowa in 1999.      We are
licensed to do business in 49 states, the District of Columbia, and
Puerto Rico.  Our address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
(605) 335-5700
Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
Your Voting Rights As an Owner
Fund Voting Rights
We invest the assets of Our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for the Funds,
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company
Act of 1940, and
	to change the investment objectives and policies.
Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your
contract.  We will vote at shareholders meetings according to Your instructions.
The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The Funds are not required to hold a meeting in any given year.
If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote.  If the federal securities laws or regulations or interpretations of them change so that
We
are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then we may do so.
How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.
If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if
We do.
Voting Privileges Of Participants In Other Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the Funds' portfolios are so large as to materiality impair its investment performance, then We will examine other investment options.
Our Reports to Owners
Shortly after the end of each contract year, We will send You a report that shows
	Your contract value, and
	any transactions involving Your contract value that occurred during the year. Transactions include Your premium allocations, transfers and withdrawals made in that year.
   These quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by automatic checking account deductions or Civil Service Allotments).
We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.
Confirmation notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.
   We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries
We measure contract years, contract months and contract anniversaries from the contract date shown on Your contract's information
page.  Each contract month begins on the same day in each contract month.  The calendar days of 29, 30, and 31 are not used.
Dividends
We do not pay any dividends on the contract described in this prospectus.
Performance
Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.
Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any contingent deferred sales charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contractual charges such as the contingent deferred sales charge. The total return percentage will be higher under this method than under the standard method described above.
A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.
Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do not take into account capital gains or losses or the contingent deferred sales charge. The standard quotations of yield reflect the contract maintenance charge.
The VIP Money Market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  The VIP II Investment Grade Bond and the
VIP High Income investment divisions may advertise a 30 day
yield which reflects the income generated by an investment in the investment division over a 30 day period.
Midland may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.
Your Beneficiary
You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the annuitant's lifetime by writing to Our
   home officeExecutive Office    .  If no beneficiary is living
when the annuitant dies, then We will pay the death benefit to the annuitant's estate.
Assigning Your Contract
You may assign Your rights in this contract.  You must send a copy of
the assignment to Our    home officeExecutive Office    .  We
are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.
When We Pay Proceeds From This Contract
We will generally pay any death benefits, withdrawals, or loans within
seven days after receiving the required form(s) at Our    home
officeExecutive Office    .  Death benefits are determined as of the
date We receive due proof of death and the election of how the death benefit is to be paid.
We may delay payment for one or more of the following reasons:
1)	We cannot determine the amount of the payment because:
a)	the New York Stock Exchange is closed,
b)	trading in securities has been restricted by the SEC, or
c)	the SEC has declared that an emergency exists,
2)	the SEC by order permits Us to delay payment to protect Our
owners, or
3)	Your premium checks have not cleared Your bank.
We may defer payment of any withdrawal or surrender from the General Account, for up to 6 months after We receive Your request.
Sales Agreements
The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Walnut Street Securities (WSS), or broker-dealers who have entered into written sales agreements with
WSS.  WSS, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of
1934 and is a member of the National Association of Securities Dealers,
Inc.    (NASD)    .
The mailing address for WSS is:
670 Mason Ridge Center
Suite 300
St. Louis, Missouri 63141-8557
We will pay agents a commission of up to 5% of premiums paid.  We may sell Our contracts through broker-dealers registered with the
SEC under the Securities Exchange Act of 1934 that enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above, except in the first year when We may pay 5.25% of premiums.
   To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.
We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:
	the administrative charge;
	the contingent deferred sales charge;
	the mortality and expense risk charge;
	revenues, if any, received from the underlying portfolios or their managers; and
	investment earnings on amounts allocated under contracts to the fixed account.
Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the Separate
Account.
Pending regulatory approvals, We intend to distribute the contract in all states, except New York, and in certain possessions and
territories.
Regulation
We are regulated and supervised by the    South DakotaIowa     Insurance
Department.  We are subject to the insurance laws and
regulations in every jurisdiction where We sell contracts.  This contract has been filed with and approved by insurance officials in those
states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.
   Year 2000 Compliance Issues
The Year 2000 issue (Y2K) relates to the ability of computer systems to properly recognize a four-digit year code. Many computer systems only allowed for a two-digit year code and thus years such as
1998 were simply recognized as 98. Using a two-digit year code for the years 2000 and beyond could result in errors and
miscalculations.
Midland National Life relies extensively on computer systems in its daily operations. Several years ago, we began implementing a Plan to modify all of our computer systems to properly recognize the year 2000. Our Y2K Plan focused on assuring compliance in the following areas: Information Technology ("IT") and non-information ("non-IT") hardware, operating systems, software applications and custom applications. We are in the process of the remediation and testing of other systems, including telephone, heating and cooling, mechanical and other equipment having embedded, date sensitive technology for Year 2000 compliance, In addition, we are reviewing the Year 2000 compliance status of our mission critical customers, vendors and service providers.
We have upgraded our mainframe computer hardware, systems software and applications software to address Y2K issues and we expect to complete compliance testing by June 30, 1999. Most of our systems run on the IBM mainframe computer platform, where future dated systems testing has been performed through December 31, 2000. We are in the process of updating and testing hardware and software running on personal computer (PC) platforms and expect to have any Y2K issues resolved by June 30, 1999.
Y2K issues have been handled primarily by our internal staff. We spent approximately $800,000 on the Year 2000 project through the end of 1998 and estimate additional expenditures of $250,000 for the balance of the project. Due to our early start in addressing Y2K issues, the number of other IT projects delayed due to Y2K has been very limited.
We are currently in the process of developing a Y2K Contingency Plan and will involve representatives from our IT and non-IT business units in the planning process. The Y2K Contingency Plan may include potential Y2K issues generated within our own Company and potential Y2K issues generated by third parties that have a mission critical business relationship with us.
While we cannot guarantee that our computer systems nor those of the parties with which we conduct business will properly function once the year 2000 is reached, Midland National Life is committed to maintaining reliable computer systems which properly recognize the year 2000.
Discount for Employees of Sammons Enterprises, Inc.
Employees of Sammons Enterprises, Inc., may receive a premium contribution to the contract of 65% of the first year commission that would normally have been paid on the employee's first year premiums. Midland is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year.
Discount for Midland Employees
Midland employees may receive a contribution to the contract of 65% of the first year commission that would normally have been paid on the employee's first year premiums.  Midland will pay this
contribution    .
Legal Matters
The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided advice regarding certain matters relating to federal securities laws. We are not involved in any material legal proceedings.
Experts
The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in the registration statement. The address for PricewaterhouseCoopers LLP is:
IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333
The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.
Statement of Additional Information
A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus.
This Statement of
Additional Information can be acquired by checking the appropriate box
on the application form, by writing Our    home
officeExecutive Office    , or by calling the Statement of Additional
Information Toll Free number at 1 800-272-1642. The following is the Table of Contents for the Statement of Additional Information:



TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming Surrender	5
Other Performance Data	6
Adjusted Historical Performance Data	7
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	10
Required Distributions	10
DISTRIBUTION OF THE CONTRACT	10
SAFEKEEPING OF ACCOUNT ASSETS	10
STATE REGULATION	11
RECORDS AND REPORTS	11
LEGAL PROCEEDINGS	11
LEGAL MATTERS	11
EXPERTS	11
OTHER INFORMATION	11
FINANCIAL STATEMENTS	11


CONDENSED FINANCIAL INFORMATION


	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP Money Market
1993(1)	10.00	10.02	3,675
1994	10.02	10.31	207,115
1995	10.31	10.76	320,841
1996	10.76	11.18	450,641
1997	11.18	11.63	534,936
1998	11.63	12.08	1,031,930
1999	12.08	12.52	1,259,530
2000	12.52	13.14	854,558

VIP High Income
1993(1)	10.00	10.22	 268
1994	10.2	29.93	70,977
1995	9.93	11.83	139,335
1996	11.83	13.26	221,760
1997	13.26	13.58	221,760
1998	13.58	14.51	443,482
1999	14.51	15.48	457,402
2000	15.48	11.83	378,755

VIP Equity-Income
1993(1)	10.00	10.16	2,861
1994	10.16	10.71	163,874
1995	10.71	14.35	385,807
1996	14.35	16.09	696,083
1997	16.09	20.33	929,862
1998	20.33	22.37	1,212,515
1999	22.37	23.46	1,292,017
2000	23.46	25.08	1,089,815

VIP Growth
1993	10.00	10.09	2,539
1994	10.09	9.80	160,540
1995	9.80	13.32	347,738
1996	13.32	15.01	700,985
1997	15.01	18.28	917,650
1998	18.28	25.14	1,102,018
1999	25.14	34.07	1,444,405
2000	34.07	29.91	1,792,936



	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP Overseas
1993(1)	10.00	10.40	1,706
1994	10.40	10.37	147,456
1995	10.37	11.36	217,322
1996	11.36	12.59	282,107
1997	12.59	13.85	336,988
1998	13.85	15.39	300,975
1999	15.39	21.65	293,703
2000	21.65	17.27	346,900

VIP MidCap
2000 (6)	10.00	9.99	123,097

VIP II Asset Manager
1993(1)	10.00	10.48	11,474
1994	10.48	9.67	280,056
1995	9.67	11.22	362,467
1996	11.22	12.65	447,842
1997	12.65	15.05	534,109
1998	15.05	17.06	585,516
1999	17.06	18.70	603,487
2000	18.70	17.71	523,744


VIP II Investment Grade Bond
1993(1)	10.00	10.06	124
1994	10.06	9.52	31,444
1995	9.52	11.03	52,431
1996	11.03	11.22	97,711
1997	11.22	12.06	136,067
1998	12.06	12.94	343,788
1999	12.94	12.63	426,095
2000	12.63	13.85	340,769

VIP II Contrafund
1995(2)	10.00	11.84	35,906
1996	11.84	14.17	187,702
1997	14.17	17.34	397,591
1998	17.34	22.22	582,354
1999	22.22	27.23	809,424
2000	27.23	25.07	934,830

	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP II Asset Manager: Growth
1995(2)	10.00	11.48	13,682
1996	11.48	13.56	71,781
1997	13.56	16.72	176,790
1998	16.72	19.38	255,206
1999	19.38	22.03	308,652
2000	22.03	19.02	299,570

VIP II Index 500
1993(1)	10.00	10.15	22
1994	10.15	10.11	32,675
1995	10.11	13.79	71,305
1996	13.79	16.57	256,789
1997	16.57	21.67	497,7741
1998	21.67	27.42	870,732
1999	27.42	32.59	1,332,497
2000	32.59	29.14	1,414,775

VIP III Growth & Income
1997	10.00	12.36	54,877
1998	12.36	15.79	301,273
1999	15.79	17.00	533,307
2000	17.00	16.16	557,245

VIP III Balanced
1997(3)	10.00	11.45	39,701
1998	11.45	13.28	146,152
1999	13.28	13.70	266,510
2000	13.70	12.92	275,343

VIP III Growth Opportunities
1997(3)	10.00	12.28	75,926
1998	12.28	15.08	320,588
1999	15.08	15.51	499,339
2000	15.51	12.68	483,155

American Century VP Capital Appreciation
1997(3)	10.00	11.35	13,870
1998	11.35	10.94	43,157
1999	10.94	17.76	56,765
2000	17.76	19.09	219,731

American Century VP Value
1997(3)	10.00	12.26	44,666
1998	12.26	12.66	141,481
1999	12.66	12.39	140,385
2000	12.39	14.43	151,155
	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

American Century VP Balanced
1997(3)	10.00	11.40	13,519
1998	11.40	13.01	45,229
1999	13.01	14.12	60,982
2000	14.12	13.56	77,654

American Century VP International
1997(3)	10.00	10.93	34,973
1998	10.93	12.79	91,430
1999	12.79	20.70	137,562
2000	20.70	16.98	280,155

American Century VP Income & Growth
1998(4)	10.00	11.92	12,172
1999	11.92	13.88	84,497
2000	13.88	12.23	167,671

MFS VIT Emerging Growth
1998(4)	10.00	12.56	10,106
1999	12.56	21.89	168,739
2000	21.89	17.35	627,082

MFS VIT Research
1998(4)	10.00	11.78	9,782
1999	11.78	14.41	106,941
2000	14.41	13.52	216,734

MFS VIT Investors Trust
1998(4)	10.00	11.54	2,539
1999	11.54	12.14	55,568
2000	12.14	11.96	87,928

MFS VIT New Discovery
1998(4)	10.00	12.89	84
1999	12.89	22.06	22,846
2000	22.06	21.32	181,758

Lord Abbett VC Growth and Income
1998(4)	10.00	10.72	14,051
1999	10.72	13.19	81,150
2000	13.19	15.07	177,087

Lord Abbett VC Mid-Cap Value
1999 (5)	10.00	10.28	2,846
2000	10.28	15.44	122,941
Lord Abbett VC International
1999 (5)	10.00	12.87	818
2000	12.87	9.06	26,139

	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

Alger American Growth Portfolio
2000(6)	10.00	8.11	21,814

Alger American Mid-Cap Growth Portfolio
2000 (6)	10.00	8.69	28,748

Alger American Mid-Cap Growth Portfolio
2000 (6)	10.00	8.69	28,748

Alger American Leveraged All-Cap Portfolio
2000 (6)	10.00	7.51	56,253

Alger American SmallCap Portfolio
2000 (6)	10.00	7.95	1,874


(1)	  Period from 10/24/93 to 12/31/93
(2)	  Period from 5/1/95 to 12/31/95
(3)	  Period from 5/1/97 to 12/31/97
(4)	Period from 10/1/98 to 12/31/98
(5)	Period from 9/15/99 to 12/31/99
(6)	Period from 9/14/2000 to 12/29/2000

Prosp3VAEdgar.txt

STATEMENT OF ADDITIONAL INFORMATION FOR THE
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Through Midland National Life Separate Account C)
This Statement of Additional Information expands upon subjects discussed in the
current Prospectus for the Flexible
Premium Deferred Variable Annuity Contract ("Contract") offered by
Midland
National Life Insurance Company. You
may obtain a copy of the Prospectus dated May 1,    19992001    , by
writing to
Midland National Life Insurance
Company, One Midland Plaza, Sioux Falls, SD 57193. Terms used in the current
Prospectus for the Contract are
incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

Dated May 1,     19992001    ,



TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming Surrender	5
Other Performance Data	6
Adjusted Historical Performance Data	7
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	9
Required Distributions	9
DISTRIBUTION OF THE CONTRACT	10
SAFEKEEPING OF ACCOUNT ASSETS	10
STATE REGULATION	10
RECORDS AND REPORTS	10
LEGAL PROCEEDINGS	10
LEGAL MATTERS	10
EXPERTS	11
OTHER INFORMATION	11
FINANCIAL STATEMENTS	11


THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Home Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an
Assistant
Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent.
However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day.
The Accumulation Unit Value for each Investment Division was set at
$10.00 on
the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business
Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every
Business Day as follows:
	First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.
	Then, We divide this amount by the value of the amounts in the Investment
Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).
	Then, We subtract a daily asset charge for each calendar day between
Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is
 .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.
	Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.
Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions.

Variable payment options are not available in certain states.
The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.
The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.
The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our
Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:
(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated
Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation
In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP
Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP
Money Market Portfolio or on its portfolio securities.
This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP
Money Market Investment Division of the Separate
Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the
effective yield of the VIP Money Market
Investment Division for the same seven-day period, determined on a compounded
basis. The effective yield is calculated by
compounding the unannualized base period return by adding one to the base period
return, raising the sum to a power equal to
365 divided by 7, and subtracting one from the result.
The yield on amounts held in the VIP Money Market Investment Division normally
will fluctuate on a daily basis. Therefore, the
disclosed yield for any given past period is not an indication or representation
of future yields or rates of return. The VIP Money
Market Investment Division's actual yield is affected by changes in interest
rates on money market securities, average portfolio
maturity of the VIP Money Market Portfolio or substitute funding vehicle, the
types and quality of portfolio securities held by the
VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to
a
particular Contract. The annualized yield for the
seven-day period ending 12/31/98 2000 was 3.600.56%.
Other Investment Division Yield Calculations
Midland may from time to time disclose the current annualized yield of one or
more of the Investment Divisions (except the
Money Market Investment Division) for 30-day periods. The annualized yield of an
Investment Division refers to income
generated by the Investment Division over a specified 30-day period.
Because the
yield is annualized, the yield generated by an
Investment Division during the 30-day period is assumed to be generated each 30-
day period. This yield is computed by dividing
the net investment income per accumulation unit earned during the period by the
price per unit on the last day of the period,
according to the following formula:
YIELD = 2 [ (a - b + 1)6 - 1 ]
cd
Where:	a =	net investment income earned during the period by the
Fund (or
substitute funding vehicle) attributable to
		shares owned by the Investment Division.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of units outstanding during the
period.
	d =	the maximum offering price per unit on the last day of the
period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.

Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales
Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the Contract was issued.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time.
Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.
The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division. Standard Total Return Calculations Assuming Surrender
Midland may from time to time also disclose average annual total returns for one
or more of the Investment Divisions for various
periods of time. Average annual total return quotations are computed by finding
the average annual compounded rates of return
over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1 + T)n = ERV
Where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment
made at the
beginning of the one, five, or
		ten-year period, at the end of the one, five, or ten-year
period (or
fractional portion thereof).
All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales
Charges that may be applicable to a particular period.


The following is the average annual total return information for the Investment
Divisions of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000

VIP Money Market Portfolio(10/24/93)
                      	3.56%                -2.31%    	 3.49%
VIP II Investment Grade Bond Portfolio(10/24/93)
                      	4.34%                 3.40%     	 4.25%
VIP High Income Portfolio(10/24/93)
                      	2.04%               -30.78%    	-0.65%
VIP II Asset Manager Portfolio(10/24/93)
				8.01%			  -14.01%	   	8.72%
VIP II Index 500 Portfolio(10/24/93)
				15.82%		-20.21%		15.23%
VIP Equity-Income Portfolio(10/24/93)
				13.42%		-1.49%		11.16%
VIP Growth Portfolio(10/24/93)
				16.24%		-22.98%		16.22%
VIP Overseas Portfolio(10/24/93)
				7.62%			-27.73%		8.27%
VIP II Contrafund Portfolio(5/1/95)
				17.18%		-18.01%		14.98%
VIP II Asset Manager:Growth Portfolio(5/1/95)
				11.50%		-23.29%		9.49%
VIP III Balanced Portfolio(5/1/97)
				5.68%			-14.34%		n/a
VIP III Growth & Income Portfolio(5/1/97)
				12.63%		-14.34%		n/a
VIP III Growth Opportunities Portfolio(5/1/97)
				5.09%			-28.31%		n/a
VIP Mid-Cap Portfolio(9/14/2000)
				N/A			N/A			n/a
American Century VP Balanced Portfolio(5/1/97)
				7.13%			-12.73%		n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
				18.06%		-7.27%		n/a
American Century VP Value Portfolio(5/1/97)
				9.05%			7.25%			n/a
American Century VP International Portfolio(5/1/97)
				14.21%		-26.05%		n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
				6.71%			-21.23%		n/a
MFS VIT Emerging Growth Series (10/1/98)
				25.54%		-31.63%		n/a
MFS VIT Research Series (10/1/98)
				11.83%		-17.60%		n/a
MFS VIT Growth with Income Series (10/1/98)
				5.58%			-11.40%		n/a
MFS VIT New Discovery Series (10/1/98)
				37.99%		-16.14%		n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
				17.63%		4.73%			n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				34.69%		40.15%		n/a
Lord Abbett VCC International Portfolio(10/1/99)
				-13.23%		-33.75%		n/a
Alger American Small Capitalization Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American MidCap Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
				n/a			n/a			n/a

VIP Money Market (10/24/93)	2.70%	-4.40%
VIP II Investment Grade Bond (10/24/93)	4.12%	-0.18%
VIP High Income (10/24/93)	6.54%	-12.81%
VIP II Asset Manager (10/24/93)	10.04%	6.29%
VIP II Index 500 (10/24/93)	20.87%	19.38%
VIP Equity-Income (10/24/93)	16.12%	2.92%
VIP Growth (10/24/93)	18.82%	30.39%
VIP Overseas (10/24/93)	7.80%	4.02%
VIP II Contrafund (5/1/95)	23.22%	21.01%
VIP II Asset Manager: Growth (5/1/95)	18.56%	8.78%
VIP III Balanced (5/1/97)	14.55%	8.85%
VIP III Growth & Income (5/1/97)	27.78%	20.63%
VIP III Growth Opportunities (5/1/97)	24.12%	15.72%
American Century VP Balanced (5/1/97)	13.05%	6.76%
American Century VP Capital Appreciation (5/1/97)	1.24%	-10.68%
American Century VP Value (5/1/97)	11.13%	-3.87%
American Century VP International (5/1/97)	11.85%	9.80%
American Century VP Income & Growth (10/1/98)	N/A	N/A
MFS VIT Emerging Growth Series (10/1/98)	N/A	N/A
MFS VIT Reserach Series (10/1/98)	N/A	N/A
MFS VIT Growth with Income Series (10/1/98)	N/A	N/A
MFS VIT New Discovery Series (10/1/98)	N/A	N/A
Lord, Abbett VCC Growth and Income (10/1/98)	N/A	N/A

N/A - The return information for the funds are not reflected as the funds had
not been included in Midland National Life Separate
Account C for the time period shown.  No returns are shown for the
Fidelity VIP
Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger
American
Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio since such funds had not been included in
Midland
National Life Separate Account C for more than
12 months at 12/31/2000.
N/A - The return information for these periods is not reflected as the funds had
not been included in Midland National Life
Separate Account C for more than 12 months at 12/31/1998.     ,
Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be zero.
The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the
Contract is surrendered.
The following is the average annual total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred
Sales Charges are set to zero.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(10/24/93)
				3.76%			4.69%			3.96%
VIP II Investment Grade Bond Portfolio(10/24/93)
				4.53%			10.40%		4.70%
VIP High Income Portfolio(10/24/93)
				2.26%			-23.78%		-0.10%
VIP II Asset Manager Portfolio(10/24/93)
				8.16%			-7.01%		9.10%
VIP II Index 500 Portfolio(10/24/93)
				15.92%		-13.21%		15.53%
VIP Equity-Income Portfolio(10/24/93)
				13.53%		5.51%			11.52%
VIP Growth Portfolio(10/24/93)
				16.34%		-15.98%		16.51%
VIP Overseas Portfolio(10/24/93)
				7.78%			-20.73%		8.66%
VIP II Contrafund Portfolio(5/1/95)
				17.48%		-11.01%		15.29%
VIP II Asset Manager:Growth Portfolio(5/1/95)
				11.88%		-16.29%		9.87%
VIP III Balanced Portfolio(5/1/97)
				7.13%			-7.34%		n/a
VIP III Growth & Income Portfolio(5/1/97)
				13.86%		-7.34%		n/a
VIP III Growth Opportunities Portfolio(5/1/97)
				6.57%			-21.31%		n/a
VIP Mid-Cap Portfolio(9/14/2000)
				N/A			N/A			N/A
American Century VP Balanced Portfolio(5/1/97)
				8.53%			-5.73%		n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
				19.15%		-0.27%		n/a
American Century VP Value Portfolio(5/1/97)
				10.39%		14.25%		n/a
American Century VP International Portfolio(5/1/97)
				15.40%		-18.85%		n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
				9.25%			-14.23%		n/a
MFS VIT Emerging Growth Series (10/1/98)
				27.62%		-24.63%		n/a
MFS VIT Research Series (10/1/98)
				14.23%		-10.60%		n/a
MFS VIT Growth with Income Series (10/1/98)
				8.15%			-4.40%		n/a
MFS VIT New Discovery Series (10/1/98)
				39.84%		-9.14%		n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
				19.89%		11.73%		n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				39.75%		47.15%		n/a
Lord Abbett VCC International Portfolio(10/1/99)
				-7.49%		-26.75%		n/a
Alger American Small Capitalization Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American MidCap Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
				n/a			n/a			n/a

N/A - The return information for the funds are not reflected as the funds had
not been included in Midland National Life Separate
Account C for the time period shown.  No returns are shown for the
Fidelity VIP
Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger
American
Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio since such funds had not been included in
Midland
National Life Separate Account C for more than
12 months at 12/31/2000.
VIP Money Market (10/24/93)	3.61%	2.61%
VIP II Investment Grade Bond (10/24/93)	4.98%	7.18%
VIP High Income (10/24/93)	7.33%	-5.81%
VIP II Asset Manager (10/24/93)	10.73%	13.29%
VIP II Index 500 (10/24/93)	21.34%	26.38%
VIP Equity-Income (10/24/93)	16.67%	9.91%
VIP Growth (10/24/93)	19.32%	37.39%
VIP Overseas (10/24/93)	8.55%	11.02%
VIP II Contrafund (5/1/95)	24.19%	28.01%
VIP II Asset Manager: Growth (5/1/95)	19.64%	15.78%
VIP III Balanced (5/1/97)	18.44%	15.85%
VIP III Growth & Income (5/1/97)	31.41%	27.63%
VIP III Growth Opportunities (5/1/97)	27.82%	22.72%
American Century VP Balanced (5/1/97)	16.98%	13.76%
American Century VP Capital Appreciation (5/1/97)	5.46%	-3.68%
American Century VP Value (5/1/97)	15.11%	3.14%
American Century VP International (5/1/97)	15.81%	16.80%
American Century VP Income & Growth (10/1/98)	N/A	N/A
MFS VIT Emerging Growth Series (10/1/98)	N/A	N/A
MFS VIT Research Series (10/1/98)	N/A	N/A
MFS VIT Growth with Income Series (10/1/98)	N/A	N/A
MFS VIT New Discovery Series (10/1/98)	N/A	N/A
Lord, Abbett VCC Growth and Income (10/1/98)	N/A	N/A

N/A - The return information for these periods is not reflected as the funds had
not been included in Midland National Life
Separate Account C for more than 12 months at 12/31/1998.     ,
Other Performance Data
Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-
force assume that the Contingent Deferred Sales Charge percentage will be zero.
CTR = [ERV/P] - 1
Where:	CTR =	the cumulative total return net of Investment Division
recurring charges for the period.
	ERV =	ending redeemable value of an assumed $1,000 payment at the
beginning of the one, five, or
	ten-year period at the end of the one, five, or ten-year period
(or
fractional portion thereof).
	P      =	an assumed initial payment of $1,000
The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.
Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.
The following is the cumulative total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(10/24/93)
				28.60%		-2.31%		18.71%
VIP II Investment Grade Bond Portfolio(10/24/93)
				35.72%		3.40%			23.13%
VIP High Income Portfolio(10/24/93)
				15.64%		-30.78%		-3.21%
VIP II Asset Manager Portfolio(10/24/93)
				73.99%		-14.01%		51.90%
VIP II Index 500 Portfolio(10/24/93)
				187.54%		-20.21%		103.16%
VIP Equity-Income Portfolio(10/24/93)
				147.28%		-1.49%		69.72%
VIP Growth Portfolio(10/24/93)
				195.17%		-22.98%		112.03%
VIP Overseas Portfolio(10/24/93)
				69.60%		-27.73%		48.78%
VIP II Contrafund Portfolio(5/1/95)
				145.84%		-18.01%		100.96%
VIP II Asset Manager:Growth Portfolio(5/1/95)
				85.47%		-23.29%		57.35%
VIP III Balanced Portfolio(5/1/97)
				22.47%		-14.34%		n/a
VIP III Growth & Income Portfolio(5/1/97)
				54.75%		-14.34%		n/a
VIP III Growth Opportunities Portfolio(5/1/97)
				20.01%		-28.31%		n/a
VIP Mid-Cap Portfolio(9/14/2000)
				N/A			N/A			n/a
American Century VP Balanced Portfolio(5/1/97)
				28.76%		-12.73%		n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
				83.97%		-7.27%		n/a
American Century VP Value Portfolio(5/1/97)
				37.45%		7.25%			n/a
American Century VP International Portfolio(5/1/97)
				62.89%		-26.05%		n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
				15.75%		-21.23%		n/a
MFS VIT Emerging Growth Series (10/1/98)
				66.89%		-31.63%		n/a
MFS VIT Research Series (10/1/98)
				28.63%		-17.60%		n/a
MFS VIT Growth with Income Series (10/1/98)
				13.00%		-11.40%		n/a
MFS VIT New Discovery Series (10/1/98)
				106.50%		-16.14%		n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
				44.16%		4.73%			n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				47.10%		40.15%		n/a
Lord Abbett VCC International Portfolio(10/1/99)
				-16.80%		-33.75%		n/a
Alger American Small Capitalization Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American MidCap Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
				n/a			n/a			n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate
Account C for the time period shown. No returns are shown for the Fidelity VIP
Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger
American
Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio since such funds had not been included in Midland
National Life Separate Account C for more than
12 months at 12/31/2000.

VIP Money Market (10/24/93)	14.80%	-4.40%
VIP II Investment Grade Bond (10/24/93)	23.28%	-0.18%
VIP High Income (10/24/93)	38.95%	-12.81%
VIP II Asset Manager (10/24/93)	64.30%	6.29%
VIP II Index 500 (10/24/93)	167.44%	19.38%
VIP Equity-Income (10/24/93)	117.16%	2.92%
VIP Growth (10/24/93)	144.67%	30.39%
VIP Overseas (10/24/93)	47.67%	4.02%
VIP II Contrafund (5/1/95)	115.22%	21.01%
VIP II Asset Manager: Growth (5/1/95)	86.85%	8.78%
VIP III Balanced (5/1/97)	25.43%	8.85%
VIP III Growth & Income (5/1/97)	50.54%	20.63%
VIP III Growth Opportunities (5/1/97)	43.41%	15.72%
American Century VP Balanced (5/1/97)	22.71%	6.76%
American Century VP Capital Appreciation (5/1/97)	2.08%	-10.68%
American Century VP Value (5/1/97)	19.26%	-3.87%
American Century VP International (5/1/97)	20.55%	9.80%
American Century VP Income & Growth (10/1/98)	N/A	N/A
MFS VIT Emerging Growth Series (10/1/98)	N/A	N/A
MFS VIT Research Series (10/1/98	N/A	N/A
MFS VIT Growth with Income Series (10/1/98)	N/A	N/A
MFS VIT New Discovery Series (10/1/98)	N/A	N/A
Lord, Abbett VCC Growth and Income (10/1/98)	N/A	N/A

N/A - The return information for the funds are not reflected as the funds had
not been included in Midland National Life Separate
Account C for more than 12 months at 12/31/1998.     ,
The following is the cumulative total return information for the Investment
Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the Contingent Deferred Sales
Charges are set to zero.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(10/24/93)
				30.40%		4.69%			21.43%
VIP II Investment Grade Bond Portfolio(10/24/93)
				37.52%		10.40%		25.82%
VIP High Income Portfolio(10/24/93)
				17.44%		-23.78%		-0.50%
VIP II Asset Manager Portfolio(10/24/93)
				75.79%		-7.01%		54.57%
VIP II Index 500 Portfolio(10/24/93)
				189.34%		-13.21%		105.81%
VIP Equity-Income Portfolio(10/24/93)
				149.08%		5.51%			72.49%
VIP Growth Portfolio(10/24/93)
				196.97%		-15.98%		114.69%
VIP Overseas Portfolio(10/24/93)
				71.40%		-20.73%		51.48%
VIP II Contrafund Portfolio(5/1/95)
				149.44%		-11.01%		103.68%
VIP II Asset Manager:Growth Portfolio(5/1/95)
				89.07%		-16.29%		60.10%
VIP III Balanced Portfolio(5/1/97)
				28.77%		-7.34%		n/a
VIP III Growth & Income Portfolio(5/1/97)
				61.05%		-7.34%		n/a
VIP III Growth Opportunities Portfolio(5/1/97)
				26.31%		-21.31%		n/a
VIP Mid-Cap Portfolio(9/14/2000)
				N/A			N/A			n/a
American Century VP Balanced Portfolio(5/1/97)
				35.06%		-5.73%		n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
				90.27%		-0.27%		n/a
American Century VP Value Portfolio(5/1/97)
				43.75%		14.25%		n/a
American Century VP International Portfolio(5/1/97)
				69.19%		-18.85%		n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
				22.05%		-14.23%		n/a
MFS VIT Emerging Growth Series (10/1/98)
				73.19%		-24.63%		n/a
MFS VIT Research Series (10/1/98)
				34.93%		-10.60%		n/a
MFS VIT Growth with Income Series (10/1/98)
				19.30%		-4.40%		n/a
MFS VIT New Discovery Series (10/1/98)
				112.80%		-9.14%		n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
				50.46%		11.73%		n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				54.30%		47.15%		n/a
Lord Abbett VCC International Portfolio(10/1/99)
				-9.60%		-26.75%		n/a
Alger American Small Capitalization Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American MidCap Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Growth Portfolio (9/14/2000)
				n/a			n/a			n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
				n/a			n/a			n/a

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate
Account C for the time period shown. No returns are shown for the Fidelity VIP
Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger
American
Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio since such funds had not been included in Midland
National Life Separate Account C for more than
12 months at 12/31/2000.

VIP Money Market (10/24/93)	20.20%	2.61%
VIP II Investment Grade Bond (10/24/93)	28.68%	7.18%
VIP High Income (10/24/93)	44.35%	-5.81%
VIP II Asset Manager (10/24/93)	69.70%	13.29%
VIP II Index 500 (10/24/93)	172.84%	26.38%
VIP Equity-Income (10/24/93)	122.56%	9.91%
VIP Growth (10/24/93)	150.07%	37.39%
VIP Overseas (10/24/93)	53.07%	11.02%
VIP II Contrafund (5/1/95)	121.52%	28.01%
VIP II Asset Manager: Growth (5/1/95)	93.51%	15.78%
VIP III Balanced (5/1/97)	32.63%	15.85%
VIP III Growth & Income (5/1/97)	57.74%	27.63%
VIP III Growth Opportunities (5/1/97)	50.61%	22.72%
American Century VP Balanced (5/1/97)	29.91%	13.76%
American Century VP Capital Appreciation (5/1/97)	9.28%	-3.68%
American Century VP Value (5/1/97)	26.46%	3.14%
American Century VP International (5/1/97)	27.75%	16.80%
American Century VP Income & Growtn (10/1/98)	N/A	N/A
MFS VIT Emerging Growth Series (10/1/98)	N/A	N/A
MFS VIT Research Series (10/1/98)	N/A	N/A
MFS VIT Growth with Income Series (10/1/98)	N/A	N/A
MFS VIT New Discovery Series (10/1/98)	N/A	N/A
Lord, Abbett VCC Growth and Income (10/1/98)	N/A	N/A

N/A - The return information for the funds are not reflected as the funds had
not been included in Midland National Life Separate
Account C for more than 12 months at 12/31/1998.     ,
Adjusted Historical Performance Data
Midland may also disclose adjusted historical performance data for an Investment
Division for periods before the Investment
Division commenced operations, based on the assumption that the Investment
Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment
Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment
Division will invest in.

Adjusted historical performance data of this type will be calculated as follows.
First, the value of an assumed $1,000 investment
in the applicable portfolio is calculated on a monthly basis by comparing the
net asset value per share at the beginning of the
month with the net asset value per share at the end of the month
(adjusted for
any dividend distributions during the month), and
the resulting ratio is applied to the value of the investment at the beginning
of the month to get the gross value of the investment
at the end of the month. Second, that gross value is then reduced by a
"Contract
Charges" factor to reflect the charges imposed
under the Contract. The Contract Charges factor is calculated by adding the
daily charge for mortality and expense risks (1.25%
annually) to the daily Administrative Charge (0.15% annually), and then adding
an additional amount that adjusts for the annual
$33 Contract Maintenance Charge. This additional amount is based on an average
Contract Value of $   , 30,00029,000,
    ,  so it is calculated as $33   , /30,000$29,000, or 0.120.11    , %
annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The
Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV")
of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).
The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales
Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to
Midland National Life Separate Account C since the
Portfolio Inception Date.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(4/1/82)
				5.06%			3.51%			3.49%
VIP II Investment Grade Bond Portfolio(12/5/88)
				6.18%			6.12%			4.25%
VIP High Income Portfolio(9/19/85)
				6.64%			8.17%			-0.65%
VIP II Asset Manager Portfolio(9/6/89)
				9.33%			10.07%		8.72%
VIP II Index 500 Portfolio(8/27/92)
				14.75%		N/A			15.23%
VIP Equity-Income Portfolio(10/9/86)
				11.56%		15.43%		11.16%
VIP Growth Portfolio(10/9/86)
				14.26%		17.72%		16.22%
VIP Overseas Portfolio(1/28/87)
				6.71%			7.56%			8.27%
VIP II Contrafund Portfolio(1/3/95)
				18.61%		N/A			14.98%
VIP II Asset Manager:Growth Portfolio(1/3/95)
				11.52%		N/A			9.49%
VIP III Balanced Portfolio(1/3/95)
				8.10%			N/A			7.16%
VIP III Growth & Income Portfolio(12/31/96)
				12.17%		N/A			N/A
VIP III Growth Opportunities Portfolio(1/3/95)
				11.39%		N/A			7.74%
VIP Mid-Cap Portfolio(12/28/98)
				N/A			N/A			N/A
American Century VP Balanced Portfolio(5/1/91)
				8.03%			N/A			7.58%
American Century VP Capital Appreciation Portfolio(11/20/87)
				9.47%			9.98%			6.50%
American Century VP Value Portfolio(5/1/96)
				9.99%			N/A			N/A
American Century VP International Portfolio(5/1/94)
				11.43%		N/A			14.47%
American Century VP Income & Growth Portfolio(10/30/97)
				8.62%			N/A			N/A
MFS VIT Emerging Growth Series (7/24/95)
				20.62%		N/A			18.86%
MFS VIT Research Series (7/26/95)
				14.20%		N/A			14.14%
MFS VIT Growth with Income Series (10/9/95)
				14.10%		N/A			13.33%
MFS VIT New Discovery Series (5/1/98)
				17.06%		N/A			N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
				14.19%		15.69%		15.26%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				28.83%		N/A			N/A
Lord Abbett VCC International Portfolio(10/1/99)
				-8.76%		N/A			N/A
Alger American Small Capitalization Portfolio (9/21/88)
				N/A			N/A			N/A
Alger American MidCap Growth Portfolio (5/3/93)
				N/A			N/A			N/A
Alger American Growth Portfolio (1/9/89)
				N/A			N/A			N/A
Alger American Leveraged AllCap Portfolio (1/25/95)
				N/A			N/A			N/A

No returns are shown for the Fidelity VIP Mid-Cap Portfolio, Alger
American
Small Capitalization Portfolio, Alger American
MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger
American
Leveraged AllCap Portfolio since such funds had not been offered on the Variable Annuity product at 12/31/2000.

VIP Money Market (4/1/82)	5.08%	3.92%	2.94%
VIP II Investment Grade Bond (12/5/88)	6.67%	6.69%	4.61%
VIP High Income (9/19/85)	9.37%	9.38%	6.71%
VIP II Asset Manager (9/6/89)	11.23%	N/A	9.73%
VIP II Index 500 (8/27/92)	19.27%	N/A	21.60%
VIP Equity-Income (10/9/86)	12.64%	13.86%	16.67%
VIP Growth (10/9/86)	15.55%	17.59%	19.62%
VIP Overseas (1/28/87)	6.90%	8.39%	7.62%
VIP II Contrafund (1/3/95)	26.22%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	19.04%	N/A	N/A
VIP III Balanced (1/3/95)	13.44%	N/A	N/A
VIP III Growth & Income (12/31/96)	25.37%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	23.83%	N/A	N/A
American Century VP Balanced (5/1/91)	9.79%	N/A	10.63%
American Century VP Capital Appreciation (11/20/87)	6.56%	7.03%	1.15%
American Century VP Value (5/1/96)	12.69%	N/A	N/A
American Century VP International (5/1/94)	10.05%	N/A	N/A
American Century VP Income & Growth (10/30/97)	23.92%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)	23.82%	N/A	N/A
MFS VIT Research Series (7/26/95)	19.80%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	23.20%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	-7.81%	N/A	N/A
Lord, Abbettt VCC Growth and Income (12/11/89)	13.40%	N/A
	13.70%
The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account
C since
the Portfolio Inception date.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(4/1/82)
				5.06%			3.51%			3.96%
VIP II Investment Grade Bond Portfolio(12/5/88)
				6.18%			6.12%			4.70%
VIP High Income Portfolio(9/19/85)
				6.64%			8.17%			-0.10%
VIP II Asset Manager Portfolio(9/6/89)
				9.33%			10.07%		9.10%
VIP II Index 500 Portfolio(8/27/92)
				14.75%		N/A			15.53%
VIP Equity-Income Portfolio(10/9/86)
				11.56%		15.43%		11.52%
VIP Growth Portfolio(10/9/86)
				14.26%		17.72%		16.51%
VIP Overseas Portfolio(1/28/87)
				6.71%			7.56%			8.66%
VIP II Contrafund Portfolio(1/3/95)
				18.74%		N/A			15.29%
VIP II Asset Manager:Growth Portfolio(1/3/95)
				11.70%		N/A			9.87%
VIP III Balanced Portfolio(1/3/95)
				8.31%			N/A			7.57%
VIP III Growth & Income Portfolio(12/31/96)
				12.65%		N/A			N/A
VIP III Growth Opportunities Portfolio(1/3/95)
				11.56%		N/A			8.13%
VIP Mid-Cap Portfolio(12/28/98)
				N/A			N/A			N/A
American Century VP Balanced Portfolio(5/1/91)
				8.03%			N/A			7.98%
American Century VP Capital Appreciation Portfolio(11/20/87)
				9.47%			9.98%			6.92%
American Century VP Value Portfolio(5/1/96)
				10.39%		N/A			N/A
American Century VP International Portfolio(5/1/94)
				11.72%		N/A			15.09%
American Century VP Income & Growth Portfolio(10/30/97)
				9.56%			N/A			N/A
MFS VIT Emerging Growth Series (7/24/95)
				20.76%		N/A			19.13%
MFS VIT Research Series (7/26/95)
				14.38%		N/A			4.46%
MFS VIT Growth with Income Series (10/9/95)
				14.29%		N/A			13.65%
MFS VIT New Discovery Series (5/1/98)
				18.35%		N/A			N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
				14.19%		15.69%		15.57%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				32.68%		N/A			N/A
Lord Abbett VCC International Portfolio(10/1/99)
				-4.51%		N/A			N/A
Alger American Small Capitalization Portfolio (9/21/88)
				N/A			N/A			N/A
Alger American MidCap Growth Portfolio (5/3/93)
				N/A			N/A			N/A
Alger American Growth Portfolio (1/9/89)
				N/A			N/A			N/A
Alger American Leveraged AllCap Portfolio (1/25/95)
				N/A			N/A			N/A

No returns are shown for the Fidelity VIP Mid-Cap Portfolio, Alger
American
Small Capitalization Portfolio, Alger American
MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger
American
Leveraged AllCap Portfolio since such funds
had not been offered on the Variable Annuity product at 12/31/2000.
VIP Money Market (4/1/82)	5.08%	3.92%	3.42%
VIP II Investment Grade Bond (12/5/88)	6.67%	6.69%	5.06%
VIP High Income (9/19/85)	9.37%	9.38%	7.13%
VIP II Asset Manager (9/6/89)	11.23%	N/A	10.10%
VIP II Index 500 (8/27/92)	19.27%	N/A	21.84%
VIP Equity-Income (10/9/86)	12.64%	13.86%	16.96%
VIP Growth (10/9/86)	15.55%	17.59%	19.89%
VIP Overseas (1/28/87)	6.90%	8.39%	8.02%
VIP II Contrafund (1/3/95)	26.67%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	19.57%	N/A	N/A
VIP III Balanced (1/3/95)	14.06%	N/A	N/A
VIP III Growth & Income (12/31/96)	27.15%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	24.30%	N/A	N/A
American Century VP Balanced (5/1/91)	9.79%	N/A	10.99%
American Century VP Capital Appreciation (11/20/87)	6.56%	7.03%	1.66%
American Century VP Value (5/1/96)	14.05%	N/A	N/A
American Century VP International (5/1/94)	10.46%	N/A	N/A
American Century VP Income & Growth (10/30/97)	28.36%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)	24.43%	N/A	N/A
MFS VIT Research Series (7/26/95)	20.47%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	23.89%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	1.51%	N/A	N/A
Lord, Abbett VCC Growth and Income (12/11/89)	13.40%	N/A
	14.02%    ,
The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred
Sales
Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate
Account C since the Portfolio Inception date.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(4/1/82)
				152.66%		41.20%		18.71%
VIP II Investment Grade Bond Portfolio(12/5/88)
				106.31%		81.12%		23.13%
VIP High Income Portfolio(9/19/85)
				167.36%		119.31%		-3.21%
VIP II Asset Manager Portfolio(9/6/89)
				174.78%		161.03%		51.90%
VIP II Index 500 Portfolio(8/27/92)
				215.54%		N/A			103.16%
VIP Equity-Income Portfolio(10/9/86)
				374.78%		319.94%		69.72%
VIP Growth Portfolio(10/9/86)
				567.23%		411.10%		112.03%
VIP Overseas Portfolio(1/28/87)
				147.22%		107.26%		48.78%
VIP II Contrafund Portfolio(1/3/95)
				178.30%		N/A			100.96%
VIP II Asset Manager:Growth Portfolio(1/3/95)
				92.34%		N/A			57.35%
VIP III Balanced Portfolio(1/3/95)
				59.58%		N/A			41.31%
VIP III Growth & Income Portfolio(12/31/96)
				58.37%		N/A			N/A
VIP III Growth Opportunities Portfolio(1/3/95)
				90.93%		N/A			45.17%
VIP Mid-Cap Portfolio(12/28/98)
				N/A			N/A			N/A
American Century VP Balanced Portfolio(5/1/91)
				111.25%		N/A			44.10%
American Century VP Capital Appreciation Portfolio(11/20/87)
				228.04%		158.90%		37.01%
American Century VP Value Portfolio(5/1/96)
				55.98%		N/A			N/A
American Century VP International Portfolio(5/1/94)
				55.99%		N/A			96.54%
American Century VP Income & Growth Portfolio(10/30/97)
				30.00%		N/A			N/A
MFS VIT Emerging Growth Series (7/24/95)
				177.44%		N/A			137.23%
MFS VIT Research Series (7/26/95)
				105.86%		N/A			93.73%
MFS VIT Growth with Income Series (10/9/95)
				99.38%		N/A			86.95%
MFS VIT New Discovery Series (5/1/98)
				52.32%		N/A			N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
				334.12%		329.50%		103.42%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				38.86%		N/A			N/A
Lord Abbett VCC International Portfolio(10/1/99)
				-11.20%		N/A			N/A
Alger American Small Capitalization Portfolio (9/21/88)
				N/A			N/A			N/A
Alger American MidCap Growth Portfolio (5/3/93)
				N/A			N/A			N/A
Alger American Growth Portfolio (1/9/89)
				N/A			N/A			N/A
Alger American Leveraged AllCap Portfolio (1/25/95)
				N/A			N/A			N/A

No returns are shown for the Fidelity VIP Mid-Cap Portfolio, Alger
American
Small Capitalization Portfolio, Alger American
MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger
American
Leveraged AllCap Portfolio since such funds had not been offered on the Variable Annuity product at 12/31/2000.

VIP Money Market (4/1/82)	129.47%	46.89%	15.59%
VIP II Investment Grade Bond (12/5/88)	91.61%	91.09%	25.28%
VIP High Income (9/19/85)	228.93%	145.12%	38.36%
VIP II Asset Manager (9/6/89)	169.84%	N/A	59.08%
VIP II Index 500 (8/27/92)	206.12%	N/A	165.87%
VIP Equity-Income (10/9/86)	329.25%	266.19%	116.17%
VIP Growth (10/9/86)	485.89%	405.48%	144.92%
VIP Overseas (1/28/87)	121.71%	123.82%	44.37%
VIP II Contrafund (1/3/95)	153.50%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	100.63%	N/A	N/A
VIP III Balanced (1/3/95)	65.51%	N/A	N/A
VIP III Growth & Income (12/31/96)	57.17%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	134.85%	N/A	N/A
American Century VP Balanced (5/1/91)	104.78%	N/A	65.72%
American Century VP Capital Appreciation (11/20/87)	102.69%	97.27%
	5.88%
American Century VP Value (5/1/96)	37.53%	N/A	N/A
American Century VP International (5/1/94)	56.42%	N/A	N/A
American Century VP Income & Growth (10/30/97)	28.52%	N/A	N/A
MRS VIT Emerging Growth Series (7/24/98)	108.58%	N/A	N/A
MFS VIT Research Series (7/26/95)	86.01%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	96.17%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	-5.29%	N/A	N/A
Lord, Abbett VCC Growth and Income (12/11/89)	212.54%	N/A
	90.02%    ,
The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

Investment Division   Inception of the	 1-Year Period  5-Year Period
with	                Investment Division	 Ended 	    Ended
Inception Date	    to 12/31   /982000   12/31/982000   12/31/2000
VIP Money Market Portfolio(4/1/82)
				152.66%		41.20%		21.43%
VIP II Investment Grade Bond Portfolio(12/5/88)
				106.31%		81.12%		25.82%
VIP High Income Portfolio(9/19/85)
				167.36%		119.31%		-0.50%
VIP II Asset Manager Portfolio(9/6/89)
				174.78%		161.03%		54.57%
VIP II Index 500 Portfolio(8/27/92)
				215.54%		N/A			105.81%
VIP Equity-Income Portfolio(10/9/86)
				374.78%		319.94%		72.49%
VIP Growth Portfolio(10/9/86)
				567.23%		411.10%		114.69%
VIP Overseas Portfolio(1/28/87)
				147.22%		107.26%		51.48%
VIP II Contrafund Portfolio(1/3/95)
				180.10%		N/A			103.68%
VIP II Asset Manager:Growth Portfolio(1/3/95)
				94.14%		N/A			60.10%
VIP III Balanced Portfolio(1/3/95)
				61.38%		N/A			44.03%
VIP III Growth & Income Portfolio(12/31/96)
				61.07%		N/A			N/A
VIP III Growth Opportunities Portfolio(1/3/95)
				92.73%		N/A			47.82%
VIP Mid-Cap Portfolio(12/28/98)
				N/A			N/A			N/A
American Century VP Balanced Portfolio(5/1/91)
				111.25%		N/A			46.80%
American Century VP Capital Appreciation Portfolio(11/20/87)
				228.04%		158.90%		39.73%
American Century VP Value Portfolio(5/1/96)
				58.69%		N/A			N/A
American Century VP International Portfolio(5/1/94)
				109.53%		N/A			101.92%
American Century VP Income & Growth Portfolio(10/30/97)
				33.60%		N/A			N/A
MFS VIT Emerging Growth Series (7/24/95)
				179.24%		N/A			139.94%
MFS VIT Research Series (7/26/95)
				107.66%		N/A			96.46%
MFS VIT Growth with Income Series (10/9/95)
				101.18%		N/A			89.60%
MFS VIT New Discovery Series (5/1/98)
				56.82%		N/A			N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
				334.12%		329.50%		106.17%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
				44.26%		N/A			N/A
Lord Abbett VCC International Portfolio(10/1/99)
				-5.80%		N/A			N/A
Alger American Small Capitalization Portfolio (9/21/88)
				N/A			N/A			N/A
Alger American MidCap Growth Portfolio (5/3/93)
				N/A			N/A			N/A
Alger American Growth Portfolio (1/9/89)
				N/A			N/A			N/A
Alger American Leveraged AllCap Portfolio (1/25/95)
				N/A			N/A			N/A

No returns are shown for the Fidelity VIP Mid-Cap Portfolio, Alger
American
Small Capitalization Portfolio, Alger American
MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger
American
Leveraged AllCap Portfolio since such funds had not been offered on the Variable Annuity product at 12/31/2000.

VIP Money Market (4/1/82)	129.47%	46.89%	18.31%
VIP II Investment Grade Bond (12/5/88)	91.61%	91.09%	27.99%
VIP High Income (9/19/85)	228.93%	145.12%	41.11%
VIP II Asset Manager (9/16/89)	169.84%	N/A	61.78%
VIP II Index 500 (8/27/92)	206.12%	N/A	168.50%
VIP Equity-Income (10/9/86)	329.25%	266.19%	118.87%
VIP Growth (10/9/86)	485.89%	405.48%	147.69%
VIP Overseas (1/28/87)	121.71%	123.82%	47.07%
VIP II Contrafund (1/3/95)	157.10%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	104.23%	N/A	N/A
VIP III Balanced (1/3/95)	69.11%	N/A	N/A
VIP III Growth & Income (12/31/96)	61.67%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	138.45%	N/A	N/A
American Century VP Balanced (5/1/91)	104.78%	N/A	68.43%
American Century VP Capital Appreciation (11/20/87)	102.69%	97.27%
	8.58%
American Century VP Value (5/1/96)	42.03%	N/A	N/A
American Century VP International (5/1/94)	59.12%	N/A	N/A
American Century VP Income & Growth (10/30/97)	33.92%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)	112.18%	N/A	N/A
MFS VIT Research Series (7/26/95)	89.61%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	99.77%	N/A	N/A
MFS VIT New Discovery Series 5/1/98)	1.01%	N/A	N/A
Lord, Abbett VCC Growth and Income (12/11/89)	212.54%	N/A
	92.71%

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under
Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-Section
1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement
annuities or accounts (IRAs), or any other qualified
contract which is eligible to "rollover" into an IRA (except 403(b)
contracts).
The Company differentiates between nonqualified
Contracts and IRAs to the extent necessary to comply with federal tax laws
 .
Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified
Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any
Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated
Beneficiary" or over a period not extending beyond the life expectancy of that
Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities (WSS), the principal underwriter of the Contract, is registered with the Securities and Exchange
Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The address for WSS is as follows: Walnut Street
Securities, 670 Mason Ridge Center, Suite 300, St.
Louis, MO 63141-8557.

The Contracts are offered to the public through brokers, licensed under the
federal securities laws and state insurance laws, that
have entered into agreements with WSS. The offering of the Contracts is continuous and WSS does not anticipate discontinuing the offering of the Contracts. However, WSS does reserve the right to
discontinue the offering of the Contracts   . Beginning
January 1, 1998, Midland will pay an underwriting commission to WSS equal to
0.125% of all Variable Annuity premiums.
Midland will pay an underwriting commission to WSS equal to 0.0625% of all
Variable Annuity II premiums.

Prior to June 1, 1996 Midland paid underwriting commissions to North
American
Management (NAM) since NAM was the
principal underwriter of the Contracts during this time. The following table
shows the aggregate dollar amount of underwriting
commissions paid to NAM during the last three years. Such underwriting commissions were not paid to WSS during these periods.
		Underwriting
	Year	Commissions
	1996	$99,593.61
	1997	$0.00
	1998	$0.00
The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.
		Underwriting
	Year	Commissions
       1998	$2,857,416
	1999	$4,074,697
	2000	$4,128,697    ,

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by
Midland. As presently required by the
Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C and
Midland
National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration
Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing.
The mailing address for PricewaterhouseCoopers LLP is as follows:
PricewaterhouseCoopers LLP
IBM Park Building, Suite 1300
650 Third Avenue S.
Minneapolis, MN  55402-4333

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional
Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information.
Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

VASAI2001EDGAR.txt

								             	Value

								            	Per

ASSETS							Shares		Share


Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $11,227,632)
                                 	11,227,632 1.00 		$11,227,632
High Income Portfolio (cost $6,002,481)
                                	547,909    8.18 		4,481,899
Equity-Income Portfolio (cost $25,858,835)
	                        	1,070,959 25.52 		27,330,870
Growth Portfolio (cost $55,819,445)
                              	1,228,419 43.65 		53,620,470
Overseas Portfolio (cost $6,413,874)
                              	299,638   19.99 		5,989,762
Midcap Portfolio (cost $1,184,663)
                                 	60,749    20.25 		1,230,175

Variable Insurance Products Fund II:

Asset Manager Portfolio (cost $9,813,556)
	                             579,786    16.00 		9,276,571
Investment Grade Bond Portfolio (cost $4,514,937)
	                            375,000    12.59 		4,721,249
Index 500 Portfolio (cost $40,469,604)
                                  275,720   149.53 		41,228,375
Contrafund Portfolio (cost $24,019,001)
                                  987,338   23.74 		23,439,413
Asset Manager: Growth Portfolio (cost $6,382,741)
	                            395,311   14.41 		5,696,438

Variable Insurance Products Fund III:


Balanced Portfolio (cost $3,814,040)
	                           246,259 	 14.45 		3,558,438
Growth & Income Portfolio (cost $9,478,374)
	                           590,097   15.26 		9,004,885
Growth Opportunities Portfolio (cost $7,476,238)
	                           345,394   17.74 		6,127,285

American Century Variable Portfolios, Inc.:



Balanced Portfolio (cost $1,092,731)
                                144,796 	 7.27 		1,052,664
Capital Appreciation Portfolio (cost $4,455,928)
	                          265,881   15.78 		4,195,597
International Portfolio (cost $4,894,396)
                               464,901 	10.23 		4,755,934
Value Portfolio (cost $1,971,928)
                               326,965 	6.67 	      	2,180,858
Income & Growth Portfolio (cost $2,168,179)
	                       	288,480     7.11 		      2,051,090

Massachusetts Financial Services Investment Management:


VIT Emerging Growth Series Portfolio (cost $13,457,406)
	                     	377,257  	28.84 		10,880,096
VIT Investors Trust Series Portfolio (cost $1,039,083)

	                        50,037 	21.01 		1,051,267
VIT New Discovery Series Portfolio (cost $4,158,390)
	                   	233,249 	16.61 		3,874,269
VIT Research Series Portfolio (cost $3,117,115)
	                  	140,873	20.80 		2,930,830

Lord, Abbett & Company:

VC Growth & Income Portfolio (cost $2,343,076)
	                    	104,861 	25.45 		2,668,710
VC Mid-Cap Value Portfolio (cost $1,704,033)
	                  	132,046 	14.38 		1,898,823
VC International Portfolio (cost $335,604)
	                      	27,655 	8.56 		       236,731

Fred Alger Management, Inc.:


Growth Portfolio (cost $178,263)
	                        3,742 	47.27 		176,907
MidCap Growth Portfolio (cost $252,713)
	                         8,157 	30.62 		249,753
Leveraged AllCap Portfolio (cost $452,288)
		                  10,882 	38.80 		422,236
Small Capitalization Portfolio (cost $17,087)
	                           634 	23.49 		14,901

Total investments (cost $254,113,641)
	                                        		$245,574,128



								      	Value
								      	Per
NET ASSETS							Units		Unit

Net assets represented by:



	Variable Insurance Products Fund:



		Money Market Portfolio					854,558
	13.14
	$11,227,632
		High Income Portfolio					378,755
	11.83
	4,481,899
		Equity-Income Portfolio					1,089,815
	25.08
	27,330,870
		Growth Portfolio					1,792,936
	29.91

	53,620,470
		Overseas Portfolio					346,900
	17.27
	5,989,762
		Midcap Portfolio					123,097
	9.99
	1,230,175
	Variable Insurance Products Fund II:



		Asset Manager Portfolio					523,744
	17.71 		9,276,571
		Investment Grade Bond Portfolio
	340,769

	13.85 		4,721,249
		Index 500 Portfolio					1,414,775
	29.14
	41,228,375
		Contrafund Portfolio					934,830
	25.07
	23,439,413
		Asset Manager: Growth Portfolio
	299,570

	19.02 		5,696,438
	Variable Insurance Products Fund III:



		Balanced Portfolio					275,343
	12.92
	3,558,438
		Growth & Income Portfolio
	557,245
	16.16 		9,004,885
		Growth Opportunities Portfolio
	483,155

	12.68 		6,127,285
	American Century Variable Portfolios, Inc.:



		Balanced Portfolio					77,654
	13.56
	1,052,664
		Capital Appreciation Portfolio
	219,731

	19.09 		4,195,597
		International Portfolio					280,155
	16.98
	4,755,934
		Value Portfolio					151,155
	14.43

	2,180,858
		Income & Growth Portfolio
	167,671
	12.23 		2,051,090
	Massachusetts Financial Services Investment Management:



		VIT Emerging Growth Series Portfolio
	627,082
	17.35 		10,880,096
		VIT Investors Trust Series Portfolio
	87,928
	11.96 		1,051,267
		VIT New Discovery Series Portfolio
	181,758

	21.32 		3,874,269
		VIT Research Series Portfolio
	216,734
	13.52 		2,930,830
	Lord, Abbett & Company:


		VC Growth & Income Portfolio
	177,087
	15.07 		2,668,710
		VC Mid-Cap Value Portfolio
	122,941
	15.44 		1,898,823
		VC International Portfolio					26,139

	9.06
	236,731
	Fred Alger Management, Inc.:



		Growth Portfolio					21,814
	8.11
	176,907
		MidCap Growth Portfolio					28,748
	8.69
	249,753
		Leveraged AllCap Portfolio					56,253

	7.51
	422,236
		Small Capitalization Portfolio
	1,874
		7.95
	14,901

		Net assets
	$245,574,128







Operations (1) side one (page 4)
							Combined

							2000		1999		1998

Investment income:


	Dividend income						$4,219,613
	$2,978,989 		$1,855,034
	Capital gains distributions
	13,838,823
	6,033,384 		5,675,705

							18,058,436 		9,012,373
	7,530,739

	Expenses:
		Administrative expense					372,169
	280,390
		168,950
		Mortality and expense risk
	3,114,400
	2,353,056 		1,417,832
		Contract maintenance charge
	210,625
	157,339 		102,872

		Net investment income					14,361,242
	6,221,588 		5,841,085

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	10,697,758 		7,020,695 		4,099,295
	Net unrealized (depreciation) appreciation on



			investments				(47,352,267)
	17,547,652
	9,895,409

		Net realized and unrealized (losses) gains on



				investments			(36,654,509)
	24,568,347
	13,994,704

		Net (decrease) increase in net assets resulting



				from operations			$(22,293,267)
	$30,789,935
	$19,835,789

Net assets at beginning of year
	$233,300,558
	$150,730,459 		$84,882,243

Net (decrease) increase in net assets resulting from



		operations					(22,293,267)
	30,789,935
	19,835,789

Capital shares transactions:



	Net premiums						56,639,826
	63,727,881
	57,035,498
	Transfers of policy loans
	(100,793)
	(184,136)		(239,919)
	Transfers of surrenders						(17,083,046)

	(8,871,246)		(9,129,836)
	Transfers of death benefits
	(1,403,350)
	(401,144)		(153,431)
	Transfers of other terminations
	(4,739,258)
	(3,461,010)		(1,499,885)
	Interfund and net transfers to general account

	1,253,458 		969,819

		Net increase (decrease) in net assets from capital share



				transactions			34,566,837
	51,780,164
	46,012,427

Total increase (decrease) in net assets
	12,273,570
	82,570,099 		65,848,216

Net assets at end of year
	$245,574,128

	$233,300,558 		$150,730,459







Operations (1) side two (page 4)
Variable Insurance Products Fund



Money Market Portfolio						High Income
Portfolio


2000		1999		1998		2000		1999		1998


$719,280 		$703,466 		$436,463 		$463,767
	$613,686 		$345,800
								22,941
	219,727

719,280 		703,466 		436,463 		463,767
	636,627
		565,527


17,739 		20,870 		12,375 		8,946
	10,492
		8,514
148,872 		175,149 		103,848 		75,076
	88,052

	71,449
5,216 		6,500 		3,876 		5,483
	6,430
		5,071

547,453 		500,947 		316,364 		374,262
	531,653
		480,493


						(612,029)		(228,826)
	32,833

						(1,239,567)		128,297
	(873,410)


						(1,851,596)		(100,529)
	(840,577)


$547,453 		$500,947 		$316,364 		$(1,477,334)
	$431,124 		$(360,084)

$15,789,041 		$12,473,870 		$6,219,257
	$7,080,699
	$6,437,316 		$4,692,229


547,453 		500,947 		316,364 		(1,477,334)
	431,124
		(360,084)


5,389,007 		8,660,228 		11,300,710 		719,008
	1,391,786 		2,769,358
(32,787)		(62,973)		1,026 		1,114
	1,451
		(1,161)
(976,372)		(1,196,313)		(2,868,366)		(419,330)
	(303,839)		(728,562)
(102,734)		(19,647)				(12,633)
	(34,218)

(610,440)		(583,055)		(187,199)		(115,638)
	(145,565)		(91,242)
(8,775,536)		(3,984,025)		(2,307,922)		(1,293,987)
	(697,356)		156,778


(5,108,862)		2,814,215 		5,938,249 		(1,121,466)
	212,259
		2,105,171

(4,561,409)		3,315,162 		6,254,613 		(2,598,800)
	643,383
		1,745,087

$11,227,632 		$15,789,032 		$12,473,870
	$4,481,899
	$7,080,699 		$6,437,316








Operations (2) side one (page 5)
							Variable Insurance Products
Fund


							Equity-Income Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$499,739
	$407,328 		$272,867
	Capital gains distributions
	1,882,737
	900,409 		971,085

							2,382,476 		1,307,737
	1,243,952

	Expenses:
		Administrative expense					41,204
	44,566
	34,579
		Mortality and expense risk
	345,790
	373,999 		290,193
		Contract maintenance charge					25,020

	26,672
	21,936

		Net investment income					1,970,462
	862,500
		897,244

Realized and unrealized gains (losses) on investments:



	Net realized gains on investments
	1,025,457
	1,303,519 		820,340
	Net unrealized (depreciation) appreciation on



			investments				(1,324,647)
	(935,246)
	462,810

		Net realized and unrealized (losses) gains on



				investments			(299,190)
	368,273
	1,283,150

		Net increase (decrease) in net assets resulting



				from operations			$1,671,272
	$1,230,773
	$2,180,394

Net assets at beginning of year
	$30,310,122
	$27,130,618 		$18,903,655

Net increase (decrease) in net assets resulting from



		operations					1,671,272
	1,230,773
	2,180,394

Capital shares transactions:



	Net premiums						1,723,654
	5,363,478
	7,033,996
	Transfers of policy loans
	(2,974)
	(42,001)		(7,815)
	Transfers of surrenders						(2,672,851)
	(1,660,446)		(998,478)
	Transfers of death benefits
	(147,764)
	(62,841)		(56,152)
	Transfers of other terminations
	(494,204)
	(520,582)		(250,351)
	Interfund and net transfers to general account

	(3,056,385)		(1,128,877)		325,369

		Net (decrease) increase in net assets from capital share



				transactions			(4,650,524)
	1,948,731
	6,046,569

Total (decrease) increase in net assets
	(2,979,252)
	3,179,504 		8,226,963

Net assets at end of year
	$27,330,870

	$30,310,122 		$27,130,618






Operations (2) side two (page 5)
Variable Insurance Products Fund



Growth Portfolio						Overseas Portfolio



2000		1999		1998		2000		1999		1998


$55,622 		$49,711 		$86,915 		$87,810
	$70,311
		$89,108
5,534,409 		3,125,561 		2,273,513 		552,968
	113,405
		262,634

5,590,031 		3,175,272 		2,360,428 		640,778
	183,716
		351,742


85,846 		53,575 		31,608 		9,818
	7,244
		7,131
720,425 		449,606 		265,252 		82,389
	60,789

	59,845
46,353 		29,538 		22,059 		6,399
	5,360
		6,034

4,737,407 		2,642,553 		2,041,509 		542,172
	110,323
		278,732


4,010,953 		1,959,438 		669,341 		276,391
	170,861
		251,364

(16,482,322)		7,168,644 		4,319,239 		(2,293,944)
	1,512,914 		(54,181)


(12,471,369)		9,128,082 		4,988,580 		(2,017,553)
	1,683,775 		197,183


$(7,733,962)		$11,770,635 		$7,030,089
	$(1,475,381)

	$1,794,098 		$475,915

$49,214,344 		$27,707,561 		$16,774,778
	$6,358,194
	$4,635,216 		$4,666,058


(7,733,962)		11,770,635 		7,030,089 		(1,475,381)
	1,794,098 		475,915


12,113,009 		10,039,894 		5,293,591 		1,360,222
	464,119
		565,888
(41,919)		(19,963)		(27,860)		632 		(162)
	(268)
(3,893,577)		(2,070,908)		(1,012,070)		(552,297)
	(257,078)		(601,662)
(198,322)		(34,780)		(49,021)		(2,043)
	(11,917)

	(20,400)
(918,365)		(508,824)		(181,637)		(76,910)
	(87,796)		(73,320)
5,079,262 		2,330,729 		(120,309)		377,345
	(178,286)		(376,995)


12,140,088 		9,736,148 		3,902,694 		1,106,949
	(71,120)		(506,757)

4,406,126 		21,506,783 		10,932,783 		(368,432)
	1,722,978 		(30,842)

$53,620,470 		$49,214,344 		$27,707,561
	$5,989,762
	$6,358,194 		$4,635,216







Operations (3) side one (page 6)
							Variable Insurance Products
Fund


							Midcap Portfolio

							2000		1999		1998

Investment income:


	Dividend income						$4,692
	$-
	$-
	Capital gains distributions




							4,692 		-
	-

	Expenses:
		Administrative expense					247


		Mortality and expense risk					2,070



		Contract maintenance charge					37




		Net investment income (loss)					2,338

	-
	-

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	(2,331)

	Net unrealized (depreciation) appreciation on



			investments				45,512


		Net realized and unrealized (losses) gains on



				investments			43,181 		-
	-

		Net (decrease) increase in net assets resulting



				from operations			$45,519
	$-
	$-

Net assets at beginning of year
	$-
	$-
	$-

Net (decrease) increase in net assets resulting from



		operations					45,519


Capital shares transactions:



	Net premiums						184,985


	Transfers of policy loans



	Transfers of surrenders


	Transfers of death benefits



	Transfers of other terminations
	(218)


	Interfund and net transfers to general account

	999,889


		Net (decrease) increase in net assets from capital share



				transactions			1,184,656
	-
	-

Total (decrease) increase in net assets
	1,230,175
	- 		-

Net assets at end of year
	$1,230,175
	$-
	$-





Operations (3) side two (page 6)
Variable Insurance Products Fund II



Asset Manager Portfolio						Investment Grade
Bond
Portfolio
2000		1999		1998		2000		1999		1998


$352,440 		$328,912 		$255,496 		$340,976
	$189,896 		$79,445
830,325 		416,622 		766,487 				59,575

	9,426

1,182,765 		745,534 		1,021,983 		340,976
	249,471
		88,871


15,406 		15,747 		13,340 		6,675
	8,037
		3,933
129,285 		132,151 		111,951 		56,014
	67,451

	33,009
8,889 		8,759 		7,947 		3,584
	3,565
		1,897

1,029,185 		588,877 		888,745 		274,703
	170,418
		50,032


142,934 		290,650 		276,757 		(199,469)
	(5,194)

	42,970

(1,708,761)		77,798 		(37,623)		324,308
	(299,351)
	95,639


(1,565,827)		368,448 		239,134 		124,839
	(304,545)		138,609


$(536,642)		$957,325 		$1,127,879 		$399,542
	$(134,127)		$188,641

$11,284,126 		$9,994,590 		$8,036,950 		$5,383,130
	$4,451,512 		$1,641,646


(536,642)		957,325 		1,127,879 		399,542
	(134,127)		188,641


845,835 		1,652,160 		1,647,691 		517,816
	2,156,896 		2,609,124
8,944 		4,995 		781 		(2,882)		2,656

	(11,442)
(1,740,796)		(667,529)		(700,495)		(332,692)
	(345,265)		(116,906)
(4,514)		(87,135)				(20,803)
	(43,057)

(169,212)		(149,818)		(163,587)		(87,119)
	(63,101)		(56,620)
(411,170)		(420,462)		45,371 		(1,135,743)
	(642,384)
	197,069


(1,470,913)		332,211 		829,761 		(1,061,423)
	1,065,745 		2,621,225

(2,007,555)		1,289,536 		1,957,640 		(661,881)
	931,618
		2,809,866

$9,276,571 		$11,284,126 		$9,994,590 		$4,721,249
	$5,383,130 		$4,451,512






Operations (4) side one (page 7)
							Variable Insurance Products
Fund II


							Index 500 Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$442,841
	$244,796 		$137,495
	Capital gains distributions
	193,577
	166,112 		318,462

							636,418 		410,908
	455,957

	Expenses:
		Administrative expense					66,493
	49,038
	24,798
		Mortality and expense risk
	558,017
	411,530 		208,102
		Contract maintenance charge					41,606

	28,776
	15,687

		Net investment income					(29,698)
	(78,436)		207,370

Realized and unrealized gains (losses) on investments:



	Net realized gains on investments
	2,889,062
	1,804,895 		1,233,566
	Net unrealized (depreciation) appreciation on



			investments				(7,744,504)
	4,144,885
	2,634,811

		Net realized and unrealized (losses) gains on



				investments			(4,855,442)
	5,949,780
	3,868,377

		Net (decrease) increase in net assets resulting



				from operations			$(4,885,140)
	$5,871,344
	$4,075,747

Net assets at beginning of year
	$43,422,060
	$23,878,794 		$10,788,748

Net (decrease) increase in net assets resulting from



		operations					(4,885,140)
	5,871,344
	4,075,747

Capital shares transactions:



	Net premiums						7,826,274
	12,979,359
	9,690,307
	Transfers of policy loans
	(22,895)
	(18,661)		(54,944)
	Transfers of surrenders						(2,769,843)
	(1,072,745)		(1,003,115)
	Transfers of death benefits
	(193,315)
	(28,360)		(27,858)
	Transfers of other terminations
	(868,877)
	(560,725)		(180,785)
	Interfund and net transfers to general account

	(1,279,889)		2,373,054 		590,694

		Net increase (decrease) in net assets from capital share



				transactions			2,691,455
	13,671,922
	9,014,299

Total increase (decrease) in net assets
	(2,193,685)
	19,543,266 		13,090,046

Net assets at end of year
	$41,228,375

	$43,422,060 		$23,878,794






Operations (4) side two (page 7)
Variable Insurance Products Fund II



Contrafund Portfolio						Asset Manager:
Growth
Portfolio

2000		1999		1998		2000		1999		1998


$77,392 		$65,432 		$51,154 		$138,997
	$121,753 		$64,271
2,809,314 		479,834 		376,347 		563,503
	201,931
		300,563

2,886,706 		545,266 		427,501 		702,500
	323,684
		364,834


35,311 		24,746 		14,264 		9,803
	8,823
		5,833
296,332 		207,669 		119,708 		82,269
	74,040

	48,950
23,515 		15,839 		9,717 		6,766
	6,240
		4,194

2,531,548 		297,012 		283,812 		603,662
	234,581
		305,857


1,151,996 		1,018,462 		498,083 		92,666
	201,802

	121,005

(5,666,968)		2,333,521 		1,742,246 		(1,613,086)
	347,897
		169,827


(4,514,972)		3,351,983 		2,240,329 		(1,520,420)
	549,699
		290,832


$(1,983,424)		$3,648,995 		$2,524,141 		$(916,758)
	$784,280 		$596,689

$22,043,087 		$12,944,327 		$6,895,729
	$6,800,541
	$4,947,729 		$2,956,656


(1,983,424)		3,648,995 		2,524,141 		(916,758)
	784,280
		596,689


5,247,775 		5,594,931 		4,060,420 		985,381
	1,259,896 		1,483,303
(1,869)		(2,141)		(27,929)		8,087
	(10,248)

	(23,118)
(1,251,210)		(669,452)		(493,218)		(644,898)
	(133,855)		(186,830)
(168,071)		(35,458)				(18,108)
	(10,660)

(366,860)		(321,907)		(152,896)		(133,656)
	(158,543)		(84,533)
(80,015)		883,792 		138,080 		(384,151)
	121,942
		205,562


3,379,750 		5,449,765 		3,524,457 		(187,345)
	1,068,532 		1,394,384

1,396,326 		9,098,760 		6,048,598 		(1,104,103)
	1,852,812 		1,991,073

$23,439,413 		$22,043,087 		$12,944,327
	$5,696,438
	$6,800,541 		$4,947,729





Operations (5) side one (page 8)
							Variable Insurance Products
Fund III


							Balanced Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$111,994
	$48,703
		$12,482
	Capital gains distributions						93,328

	56,601
	19,070

							205,322 		105,304
	31,552

	Expenses:
		Administrative expense					5,517
	4,455
	1,490
		Mortality and expense risk					46,303

	37,385
	12,508
		Contract maintenance charge					3,299

	2,021
	506

		Net investment income (loss)
	150,203
	61,443 		17,048

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	6,964
	48,144 		10,601
	Net unrealized (depreciation) appreciation on



			investments				(368,922)
	(30,812)
	132,761

		Net realized and unrealized (losses) gains on



				investments			(361,958)		17,332

	143,362

		Net (decrease) increase in net assets resulting



				from operations			$(211,755)
	$78,775

	$160,410

Net assets at beginning of year
	$3,650,118
	$1,941,731 		$454,728

Net (decrease) increase in net assets resulting from



		operations					(211,755)		78,775

	160,410

Capital shares transactions:



	Net premiums						533,096
	1,659,319
	1,271,252
	Transfers of policy loans						5,260

	(8,898)
	(17,484)
	Transfers of surrenders						(171,295)
	(48,002)		(43,612)
	Transfers of death benefits
	(57,777)
	(8,586)
	Transfers of other terminations
	(87,456)

	(46,830)		(13,646)
	Interfund and net transfers to general account

	(101,753)		82,609 		130,083

		Net increase (decrease) in net assets from capital share



				transactions			120,075
	1,629,612
	1,326,593

Total (decrease) increase in net assets
	(91,680)
	1,708,387 		1,487,003

Net assets at end of year
	$3,558,438
	$3,650,118 		$1,941,731






Operations (5) side two (page 8)
Variable Insurance Products Fund III



Growth & Income Portfolio						Growth
Opportunities
Portfolio

2000		1999		1998		2000		1999		1998


$100,520 		$31,870 		$- 		$95,024
	$51,200
	$12,462
656,026 		63,740 		4,138 		481,909
	95,722
		43,319

756,546 		95,610 		4,138 		576,933
	146,922

	55,781


13,677 		10,667 		3,381 		10,560
	9,771
		3,873
114,780 		89,519 		28,371 		88,624
	81,999
		32,501
9,054 		5,428 		821 		8,017 		6,231

	1,519

619,035 		(10,004)		(28,435)		469,732
	48,921

	17,888


276,754 		247,612 		65,638 		45,879
	171,585

	72,022

(1,365,399)		258,233 		618,738 		(1,904,113)
	(52,308)		570,415


(1,088,645)		505,845 		684,376 		(1,858,234)
	119,277
		642,437


$(469,610)		$495,841 		$655,941 		$(1,388,502)
	$168,198 		$660,325

$9,068,414 		$4,759,121 		$678,443 		$7,743,927
	$4,835,642 		$932,079


(469,610)		495,841 		655,941 		(1,388,502)
	168,198
		660,325


1,712,234 		3,780,951 		3,298,663 		1,061,981
	2,732,213 		3,172,501
(4,965)		(11,750)		(37,622)		(6,530)
	(4,443)

	(11,920)
(517,463)		(73,729)		(70,135)		(391,285)
	(109,451)		(135,082)
(85,128)		(8,978)				(47,856)
	(8,941)

(173,457)		(91,071)		(15,091)		(97,406)
	(108,830)		(27,043)
(525,140)		218,029 		248,922 		(747,044)
	239,539
		244,782


406,081 		3,813,452 		3,424,737 		(228,140)
	2,740,087 		3,243,238

(63,529)		4,309,293 		4,080,678 		(1,616,642)
	2,908,285 		3,903,563

$9,004,885 		$9,068,414 		$4,759,121 		$6,127,285
	$7,743,927 		$4,835,642






Operations (6) side one (page 9)
							American Century Variable
Portfolios,
Inc.

							Balanced Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$22,016
	$11,995
		$3,481
	Capital gains distributions						13,864

	82,763
	21,588

							35,880 		94,758
	25,069

	Expenses:
		Administrative expense					1,407
	1,038
	508
		Mortality and expense risk					11,809

	8,715
	4,258
		Contract maintenance charge					765
	516
	198

		Net investment income (loss)					21,899

	84,489
	20,105

Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(11,509)		(6,468)		(2,099)
	Net unrealized (depreciation) appreciation on



			investments				(53,708)
	(13,667)
	25,457

		Net realized and unrealized (losses) gains on



				investments			(65,217)
	(20,135)
	23,358

		Net (decrease) increase in net assets resulting



				from operations			$(43,318)
	$64,354

	$43,463

Net assets at beginning of year
	$861,226

	$588,604 		$154,125

Net (decrease) increase in net assets resulting from



		operations					(43,318)		64,354

	43,463

Capital shares transactions:



	Net premiums						298,904
	242,591

	332,426
	Transfers of policy loans						1,862

	(2,014)
	(4,834)
	Transfers of surrenders						(54,375)
	(26,643)		(9,952)
	Transfers of death benefits
	(13,387)


	Transfers of other terminations
	(19,587)

	(8,212)		(7,035)
	Interfund and net transfers to general account

	21,339
	2,546 		80,411

		Net increase (decrease) in net assets from capital share



				transactions			234,756
	208,268

	391,016

Total increase (decrease) in net assets
	191,438
	272,622 		434,479

Net assets at end of year
	$1,052,664
	$861,226 		$588,604





Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.



Capital Appreciation Portfolio
	International
Portfolio

2000		1999		1998		2000		1999		1998


$- 		$- 		$- 		$4,142 		$- 		$2,742
53,689 				9,181 		61,932
	28,153

53,689 				9,181 		66,074
	30,895


4,471 		904 		391 		6,427 		2,355
	1,127
37,516 		7,583 		3,282 		53,937
	19,767
		9,456
1,425 		561 		231 		2,462 		1,207
	566

10,277 		(9,048)		5,277 		3,248
	(23,329)
		19,746


488,961 		(8,229)		(9,962)		233,144
	25,436
		4,464

(632,474)		367,555 		19,781 		(1,182,703)
	992,347

	56,812


(143,513)		359,326 		9,819 		(949,559)
	1,017,783
	61,276


$(133,236)		$350,278 		$15,096 		$(946,311)
	$994,454 		$81,022

$1,008,162 		$473,579 		$157,393 		$2,847,535
	$1,170,066 		$382,210


(133,236)		350,278 		15,096 		(946,311)
	994,454

	81,022


1,882,517 		114,291 		269,862 		1,984,484
	536,161
		705,423
(21)		181 		(766)		(456)		(660)		(645)
(107,967)		(14,429)		(20,297)		(204,152)
	(13,742)		(52,917)
(138,982)						(662)
(53,714)		(11,005)		(192)		(56,699)
	(13,635)
	(2,178)
1,738,838 		95,267 		52,483 		1,132,195
	174,891

	57,151


3,320,671 		184,305 		301,090 		2,854,710
	683,015
		706,834

3,187,435 		534,583 		316,186 		1,908,399
	1,677,469 		787,856

$4,195,597 		$1,008,162 		$473,579 		$4,755,934
	$2,847,535 		$1,170,066





Operations (7) side one (page 10)
							American Century Variable
Portfolios,
Inc.

							Value Portfolio

		Income &
Growth Portfolio
							2000		1999		1998
	2000
	1999		1998




Investment income:



	Dividend income						$21,234
	$17,599

	$4,356 		$8,193 		$73 		$497
	Capital gains distributions						54,334

	166,732
	52,012




							75,568 		184,331
	56,368 		8,193
	73 		497




	Expenses:



		Administrative expense					2,611
	2,697 		1,733
	2,678 		990 		21
		Mortality and expense risk					21,912

	22,635 		14,541
	22,472 		8,310 		177
		Contract maintenance charge					1,708

	2,169 		610
	1,394 		327 		1




		Net investment income (loss)					49,337

	156,830
	39,484 		(18,351)		(9,554)		298




Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(100,474)
	(75,400)		12,052 		24,335 		16,206
	31
	Net unrealized appreciation (depreciation) on



			investments				334,598
	(136,115)
	(11,455)
		(232,291)		106,838 		8,364




		Net realized and unrealized gains (losses) on



				investments			234,124
	(211,515)
	597
	(207,956)		123,044 		8,395




		Net increase (decrease) in net assets resulting



				from operations			$283,461
	$(54,685)		$40,081
		$(226,307)		$113,490 		$8,693




Net assets at beginning of year
	$1,738,787 		$1,791,579
	$547,559 		$1,172,804 		$145,186 		$-




Net increase (decrease) in net assets resulting from



		operations					283,461
	(54,685)
	40,081
	(226,307)		113,490 		8,693




Capital shares transactions:



	Net premiums						282,647
	294,033
		1,133,687
		753,518 		716,429 		133,891
	Transfers of policy loans						1,073

	(1,318)		(13,918)
		617 		(5,394)
	Transfers of surrenders						(57,901)
	(82,358)
	(87,563)		(57,500)		(21,890)
	Transfers of death benefits						(848)
	(6,566)
	(12,842)
	Transfers of other terminations
	(47,959)
		(41,902)
	(12,235)		(44,178)		(13,912)
	Interfund and net transfers to general account

	(18,402)
	(159,996)		183,968 		464,978 		238,895
	2,602




		Net increase (decrease) in net assets from



				capital share transactions
	158,610
	1,893
	1,203,939 		1,104,593 		914,128 		136,493




Total increase (decrease) in net assets
	442,071 		(52,792)
		1,244,020 		878,286 		1,027,618
	145,186




Net assets at end of year
	$2,180,858
	$1,738,787
	$1,791,579 		$2,051,090 		$1,172,804 		$145,186















Operations (7) side two (page 10)
Massachusetts Financial Services Investment Management



VIT Emerging Growth Series Portfolio
	VIT
Investors Trust Series Portfolio
					VIT New Discovery Series Portfolio


2000		1999		1998		2000		1999		1998
	2000
	1999
	1998








$465,523 		$- 		$- 		$9,690 		$733
	$-
	$29,390
	$7,690 		$-
								879







465,523 						9,690 		1,612

		29,390
	7,690








14,072 		1,828 		11 		1,297 		498
	3
		3,500 		141

118,093 		15,340 		92 		10,883 		4,178

	29 		29,374
	1,181
5,102 		403 				639 		187
	1,267 		20





328,256 		(17,571)		(103)		(3,129)
	(3,251)
	(32)		(4,751)
	6,348 		-








711,626 		48,155 		54 		6,975 		1,688

	100 		142,512
	8,132




(3,809,589)		1,221,538 		10,742 		(16,320)
	26,979
		1,525
	(399,189)		114,984 		84








(3,097,963)		1,269,693 		10,796 		(9,345)
	28,667
		1,625 		(256,677)
		123,116 		84








$(2,769,707)		$1,252,122 		$10,693 		$(12,474)
	$25,416
	$1,593 		$(261,428)		$129,464 		$84




$3,693,666 		$126,969 		$- 		$674,806
	$29,309
	$-
	$503,926 		$1,095 		$-








(2,769,707)		1,252,122 		10,693 		(12,474)
	25,416
		1,593
	(261,428)		129,464 		84








5,541,412 		1,589,235 		115,681 		390,122
	542,188

	22,610 		2,069,337 		242,984 		1,011
(465)		(2,873)
	(2,038)

(126,074)		(57,677)				(8,481)
	(5,023)
	(110)		(32,899)

(37,873)
	(22,752)

(184,104)		(9,778)		(295)		(16,229)
	(4,824)
			(32,999)

4,763,241 		795,668 		890 		23,523 		87,740

	5,216 		1,653,122
		130,383








9,956,137 		2,314,575 		116,276 		388,935
	620,081

	27,716 		3,631,771 		373,367 		1,011




7,186,430 		3,566,697 		126,969 		376,461
	645,497

	29,309 		3,370,343 		502,831 		1,095




$10,880,096 		$3,693,666 		$126,969 		$1,051,267
	$674,806
	$29,309 		$3,874,269 		$503,926 		$1,095















Operations (8) side one (page 11)
							Massachusetts Financial
Services



							VIT Research Series Portfolio



							2000		1999		1998

Investment income:


	Dividend income						$127,595
	$657
	$-
	Capital gains distributions
	3,473


							127,595 		4,130


	Expenses:
		Administrative expense					3,549
	1,082
	11
		Mortality and expense risk					29,784

	9,080
	91
		Contract maintenance charge					1,123

	269


		Net investment income (loss)					93,139

	(6,301)
	(102)

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	71,748
	14,984 		13
	Net unrealized (depreciation) appreciation on



			investments				(410,123)
	217,509
	6,328

		Net realized and unrealized (losses) gains on



				investments			(338,375)
	232,493
	6,341

		Net (decrease) increase in net assets resulting



				from operations			$(245,236)
	$226,192

	$6,239

Net assets at beginning of year
	$1,541,364
	$115,273 		$-

Net (decrease) increase in net assets resulting from



		operations					(245,236)
	226,192
	6,239

Capital shares transactions:



	Net premiums						1,231,552
	1,005,242
	75,777
	Transfers of policy loans
	(8,581)
	80

	Transfers of surrenders						(58,256)
	(32,384)
	Transfers of death benefits
	(57,334)


	Transfers of other terminations
	(39,861)

	(6,024)
	Interfund and net transfers to general account

	567,182
		232,985 		33,257

		Net increase (decrease) in net assets from capital share



				transactions			1,634,702
	1,199,899
	109,034

Total increase (decrease) in net assets
	1,389,466
	1,426,091 		115,273

Net assets at end of year
	$2,930,830
	$1,541,364 		$115,273





Operations (8) side two (page 11)
Lord, Abbett & Company


						VC Mid-Cap				VC
International
VC Growth & Income Portfolio						Value
Portfolio

	Portfolio
2000		1999		1998		2000		1999		2000
	1999


$20,132 		$19,875 		$- 		$14,233 		$137
	$6,371 		$23
		69,394 				54,921
	1,985
		833

20,132 		89,269 				69,154 		137
	8,356 		856


3,849 		820 		26 		670 		4 		287
	2
23,425 		6,881 		221 		5,624 		35
	2,407 		13
948 		320 				365 				161

(8,090)		81,248 		(247)		62,495 		98
	5,501 		841


1,459 		13,240 		122 		27,451 		1
	(341)		2

334,538 		(6,745)		(3,501)		193,732
	1,058

	(99,771)		899


335,997 		6,495 		(3,379)		221,183
	1,059

	(100,112)		901


$327,907 		$87,743 		$(3,626)		$283,678
	$1,157

	$(94,611)		$1,742

$1,070,711 		$150,772 		$- 		$29,249 		$-
	$10,528 		$-


327,907 		87,743 		(3,626)		283,678
	1,157

	(94,611)		1,742


945,951 		697,288 		48,326 		374,173
	12,209

	132,179

(24,020)		(8,488)		(466)		(13,447)
	(4,065)

(5,094)						(54,508)


(38,533)		(5,071)				(3,966)
	(318)
391,788 		148,467 		106,538 		1,283,644
	15,883

	193,018 		8,786


1,270,092 		832,196 		154,398 		1,585,896
	28,092

	320,814 		8,786

1,597,999 		919,939 		150,772 		1,869,574
	29,249

	226,203 		10,528

$2,668,710 		$1,070,711 		$150,772 		$1,898,823
	$29,249
		$236,731 		$10,528





Operations (9) side one (page 12)
							Fred Alger Management, Inc.



									MidCap
	Leveraged			Small
							Growth		Growth
	AllCap
	Capitalization
							2000		2000		2000

	2000



Investment income:



	Dividend income						$- 		$-
	$- 			$-
	Capital gains distributions






							- 		- 		-

	-



	Expenses:


		Administrative expense					14
	29
	62 			4
		Mortality and expense risk					122
	244
	520 			32
		Contract maintenance charge


	26



		Net investment income (loss)					(136)
	(273)
	(608)			(36)



Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(149)
	(292)		(2,511)			(404)
	Net unrealized (depreciation) appreciation on



			investments				(1,356)
	(2,960)
	(30,052)			(2,186)



		Net realized and unrealized (losses) gains on



				investments			(1,505)
	(3,252)
	(32,563)			(2,590)



		Net (decrease) increase in net assets resulting



				from operations			$(1,641)
	$(3,525)

	$(33,171)			$(2,626)



Net assets at beginning of year
	$-
	$-
	$- 			$-



Net (decrease) increase in net assets resulting from



		operations					(1,641)
	(3,525)
	(33,171)			(2,626)



Capital shares transactions:



	Net premiums						145,507
	141,296

	228,930 			17,019
	Transfers of policy loans



	Transfers of surrenders



	Transfers of death benefits



	Transfers of other terminations
	(215)
	(208)
	(870)
	Interfund and net transfers to general account

	33,256
	112,190 		227,347 			508



		Net increase (decrease) in net assets from



				capital share transactions
	178,548
	253,278 		455,407 			17,527



Total increase (decrease) in net assets
	176,907
	249,753 		422,236 			14,901



Net assets at end of year
	$176,907
	$249,753 		$422,236 			$14,901















1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable annuity contracts of the
Company.
Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"), Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.



Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.



Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:


	Money Market Portfolio						0.35%
	0.27%
	0.30%
	High Income Portfolio						0.68%
	0.69%
	0.70%
	Equity-Income Portfolio						0.56%
	0.57%
	0.58%
	Growth Portfolio						0.65%		0.66%
	0.68%
	Overseas Portfolio       						0.89%
	0.91%
	0.91%
	Midcap Portfolio 						0.74%

Variable Insurance Products Fund II:



	Asset Manager Portfolio						0.61%
	0.63%
	0.64%
	Investment Grade Bond Portfolio
	0.54%
	0.54%		0.57%
	Index 500 Portfolio						0.28%
	0.28%
	0.35%
	Contrafund Portfolio						0.66%
	0.67%
	0.70%
	Asset Manager: Growth Portfolio
	0.69%
	0.71%		0.73%
Variable Insurance Products Fund III:



	Balanced Portfolio 						0.58%
	0.57%
	0.59%
	Growth & Income Portfolio 						0.58%
	0.60%
	0.61%
	Growth Opportunities Portfolio
	0.68%
	0.69%
	0.71%
American Century Variable Portfolios. Inc.:



	Balanced Portfolio						0.90%
	0.90%
	0.97%
	Capital Appreciation Portfolio
	0.98%
	1.00%
	1.00%
	International Portfolio						1.23%
	1.34%
	1.47%
	Value Portfolio						1.00%		1.00%
	1.00%
	Income and Growth Portfolio						0.70%
	0.70%
	0.70%
Massachusetts Financial Services Investment Management:



	VIT Emerging Growth Series Portfolio
	0.85%
	0.84%		0.85%
	VIT Investors Trust Series Portfolio
	0.87%
	0.88%		0.88%
	VIT New Discovery Series Portfolio
	1.06%
	1.07%		1.17%
	VIT Research Series Portfolio						0.85%
	0.86%
	0.86%
Lord, Abbett & Company:


	VC Growth & Income Portfolio						1.03%
	0.87%
	0.51%
	VC Mid-Cap Value Portfolio						0.35%
	1.10%
	1.10%
	VC International Portfolio 						0.35%
	1.35%
	1.35%
Fred Alger Management, Inc.:


	Growth Portfolio						0.79%

	MidCap Growth Portfolio						0.84%


	Leveraged AllCap Portfolio						0.90%



	Small Capitalization Portfolio
	0.90%






3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999 and 1998 were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						$57,939,800

	$62,501,200 		$69,653,533 		$66,338,371
	$58,682,698
	$52,428,084
	High Income Portfolio						1,493,181
	2,240,384 		2,537,416 		1,793,505 		4,668,527
	2,082,862
	Equity-Income Portfolio						5,228,446
	7,908,509 		8,132,130 		5,320,898 		9,980,544
	3,036,731
	Growth Portfolio						27,819,973
	10,942,477 		17,767,430 		5,388,729 		8,654,016
	2,709,812
	Overseas Portfolio						2,993,371
	1,344,250 		1,076,806 		1,037,604 		1,235,489
	1,463,514
	Mid-Cap Portfolio						1,306,476
	119,482




Variable Insurance Products Fund II:



	Asset Manager Portfolio						2,307,132
	2,748,859 		3,087,413 		2,166,324 		3,260,450
	1,541,944
	Investment Grade Bond Portfolio
	1,554,830
	2,341,550 		3,886,724 		2,650,561 		3,291,279
	620,021
	Index 500 Portfolio						12,530,246
	9,868,488 		18,350,998 		4,757,512 		12,815,098
	3,593,428
	Contrafund Portfolio						10,544,376
	4,633,078 		8,593,440 		2,846,664 		5,501,476
	1,693,206
	Asset Manager: Growth Portfolio
	2,183,464
	1,767,146 		2,284,930 		981,817 		2,250,687
	550,446



Variable Insurance Products Fund III:



	Balanced Portfolio						1,078,290
	808,012
		2,421,633 		730,578 		1,566,172
	222,531
	Growth & Income Portfolio
	3,618,062
	2,592,945 		5,141,454 		1,338,006 		3,879,201
	482,899
	Growth Opportunities Portfolio
	2,232,369
	1,990,777 		4,116,879 		1,327,871 		4,046,506
	785,381



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						436,387
	179,732
		505,555 		212,798 		484,206 		73,085
	Capital Appreciation Portfolio
	5,453,935
	2,122,987 		255,575 		80,317 		341,579
	35,214
	International Portfolio						3,558,046
	700,089
		809,156 		149,470 		827,915
	101,335
	Value Portfolio						736,744
	528,797

	771,790 		613,068 		1,564,861 		321,438
	Income & Growth Portfolio
	1,335,895
	249,653 		1,030,538 		125,965 		136,991
	199



Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	12,417,515
	2,133,123 		2,522,488 		225,483 		116,572
	398
	VIT Investors Trust Portfolio
	592,448
	206,642 		641,616 		24,786 		28,365
	681
	VIT New Discovery Portfolio
	4,563,216
	936,196 		410,588 		30,873 		1,011

	VIT Research Portfolio						2,145,416
	417,576
		1,805,962 		612,363 		109,033 		101



Lord, Abbett & Company:

	VC Growth & Income Portfolio
	1,608,712
	348,063 		1,077,732 		65,352
	VC Mid-Cap Value Portfolio
	1,864,735
	216,343 		28,229 		40
	VC International Portfolio
	354,217
	27,901 		9,642 		15 		155,023
	872



Fred Alger Management, Inc.:


	Growth Portfolio						190,003
	11,591


	MidCap Growth Portfolio						265,021
	31,629
	Leveraged AllCap Portfolio
	486,428
	12,016
	Small Capitalization Portfolio
	19,649
		2,159




							$168,858,381
	$119,931,652

	$156,919,657 		$98,818,970 		$123,597,699
	$71,744,182












Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						57,939,800
	62,501,200 		69,653,533 		66,338,371 		58,682,698
	52,428,084
	High Income Portfolio						145,949
	224,096
		229,051 		161,305 		385,489
	172,703
	Equity-Income Portfolio						228,953
	336,918
		320,079 		208,450 		415,179
	126,454
	Growth Portfolio						552,136
	219,664
		396,259 		117,820 		237,465 		72,108
	Overseas Portfolio						127,073
	59,148
	50,425 		49,895 		64,183 		76,024
	Mid-Cap Portfolio						66,885
	6,135





Variable Insurance Products Fund II:



	Asset Manager Portfolio						140,060
	164,673 		178,613 		124,577 		195,167
	91,053
	Investment Grade Bond Portfolio
	131,580

	199,271 		316,589 		217,378 		261,868
	49,092
	Index 500 Portfolio						77,658
	61,314
	121,853 		31,531 		103,427 		28,689
	Contrafund Portfolio						415,281
	184,138
		338,326 		111,768 		265,406 		81,593
	Asset Manager: Growth Portfolio
	134,669

	109,354 		137,166 		57,699 		145,122
	35,316

Variable Insurance Products Fund III:



	Balanced Portfolio						72,008
	53,882
	154,250 		46,647 		104,379 		15,038
	Growth & Income Portfolio
	232,216
	166,304 		310,643 		81,139 		274,848
	34,311
	Growth Opportunities Portfolio
	109,001

	98,118 		182,311 		59,148 		201,831
	38,852



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						58,082
	23,842
	67,268 		27,289 		61,199 		9,327
	Capital Appreciation Portfolio
	323,709

	125,764 		23,566 		8,134 		40,458
	4,214
	International Portfolio						301,408
	64,310
	92,134 		17,883 		111,316 		13,642
	Value Portfolio						129,682
	94,950

	124,357 		98,332 		234,676 		47,482
	Income & Growth Portfolio
	174,903
	33,024 		142,531 		17,345 		21,444
	31



Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	340,936
	61,035 		100,175 		8,734 		5,933
	20
	VIT Investors Trust Portfolio						28,128

	9,757
	31,433 		1,224 		1,493 		35
	VIT New Discovery Portfolio
	254,981
	50,911 		31,360 		2,288 		107
	VIT Research Portfolio						92,736
	17,903
	91,342 		31,353 		6,057 		6



Lord, Abbett & Company:

	VC Growth & Income Portfolio						72,435

	15,891
	48,226 		7,694 		7,343 		41
	VC Mid-Cap Value Portfolio
	146,015
	16,947 		2,983 		4
	VC International Portfolio						29,230

	2,462
	889 		1



Fred Alger Management, Inc.:


	Growth Portfolio						3,965
	223


	MidCap Growth Portfolio						8,529
	372

	Leveraged AllCap Portfolio						11,575

	693

	Small Capitalization Portfolio
	732
	98




							62,350,315 		64,902,397
	73,145,362 		67,826,009 		61,827,088 		53,324,115



4.	Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 2000, 1999 and 1998 were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						4,456,187
	4,861,159 		5,592,166 		5,364,567 		4,894,728
	4,397,734
	High Income Portfolio						70,248
	148,895
	125,102 		111,182 		268,215 		129,662
	Equity-Income Portfolio						124,449
	326,651
		289,858 		210,357 		410,330
	127,676
	Growth Portfolio						634,303
	285,772
		515,407 		173,021 		299,160
	114,792
	Overseas Portfolio						116,935
	63,738
	51,631 		58,904 		58,771 		94,783
	Mid-Cap Portfolio						135,306
	12,209





Variable Insurance Products Fund II:



	Asset Manager Portfolio						61,098
	140,841
		133,311 		115,340 		140,855 		89,449
	Investment Grade Bond Portfolio
	90,659

	175,985 		284,337 		202,030 		253,553
	45,832
	Index 500 Portfolio						374,876
	292,598
		606,518 		144,754 		510,263
	137,304
	Contrafund Portfolio						287,245
	161,839
		335,380 		108,310 		266,211 		81,447
	Asset Manager: Growth Portfolio
	69,560

	78,642 		97,565 		44,120 		105,393
	26,976



Variable Insurance Products Fund III:



	Balanced Portfolio						65,120
	56,287
	171,651 		51,293 		123,529 		17,078
	Growth & Income Portfolio
	173,813
	149,875 		305,793 		73,759 		278,633
	32,237
	Growth Opportunities Portfolio
	114,120

	130,304 		259,336 		80,585 		300,626
	55,963



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						28,415
	11,743
	31,091 		15,339 		37,294 		5,584
	Capital Appreciation Portfolio
	244,620

	81,654 		19,577 		6,070 		32,484
	3,096
	International Portfolio						177,974
	35,381
	55,264 		9,133 		63,698 		7,241
	Value Portfolio						53,073
	42,303
		45,654
	46,751 		120,733 		23,917
	Income & Growth Portfolio
	100,354
	17,180 		81,543 		9,219 		12,173




Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	548,734
	90,391 		172,528 		13,896 		10,131
	25
	VIT Investors Trust Portfolio						48,236

	15,876
	54,764 		1,735 		2,598 		59
	VIT New Discovery Portfolio
	191,947
	33,036 		24,005 		1,244 		85
	VIT Research Portfolio						135,841
	26,048
	146,051 		48,892 		9,782



Lord, Abbett & Company:

	VC Growth & Income Portfolio
	120,482
	24,545 		86,058 		18,960
	VC Mid-Cap Value Portfolio
	135,980
	15,885 		2,846
	VC International Portfolio						27,482

	2,161
	818 				14,108 		56



Fred Alger Management, Inc.:


	Growth Portfolio						23,096
	1,282


	MidCap Growth Portfolio						30,028
	1,280

	Leveraged AllCap Portfolio						59,751

	3,498

	Small Capitalization Portfolio
	2,160
		286







5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

									Accumulated


									Net Investment
	Net

							Capital		Income and
	Unrealized
							Share		Net Realized
	Appreciation
Portfolio							Transactions
	Gains
	of Investments		Total


Variable Insurance Products Fund:


	Money Market Portfolio						$9,309,111
	$1,918,521 		$- 		$11,227,632
	High Income Portfolio						4,920,600
	1,081,881 		(1,520,582)		4,481,899
	Equity-Income Portfolio						16,845,484
	9,013,351 		1,472,035 		27,330,870
	Growth Portfolio						38,305,082
	17,514,362 		(2,198,974)		53,620,470
	Overseas Portfolio						4,402,355
	2,011,519 		(424,112)		5,989,762
	Mid-Cap Portfolio						1,184,656
	7
	45,512 		1,230,175


Variable Insurance Products Fund II:



	Asset Manager Portfolio						5,604,895
	4,208,661 		(536,985)		9,276,571
	Investment Grade Bond Portfolio
	4,082,048
	432,888 		206,313 		4,721,249
	Index 500 Portfolio						33,713,271
	6,756,332 		758,772 		41,228,375
	Contrafund Portfolio						18,049,881
	5,969,121 		(579,589)		23,439,413
	Asset Manager: Growth Portfolio
	4,755,503
	1,627,238 		(686,303)		5,696,438


Variable Insurance Products Fund III:



	Balanced Portfolio						3,518,145
	295,895
		(255,602)		3,558,438
	Growth & Income Portfolio
	8,286,942
	1,191,431 		(473,488)		9,004,885
	Growth Opportunities Portfolio
	6,644,664
	831,574 		(1,348,953)		6,127,285


American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						986,966
	105,766
		(40,068)		1,052,664
	Capital Appreciation Portfolio
	3,974,077
	481,852 		(260,332)		4,195,597
	International Portfolio						4,633,349
	261,047
		(138,462)		4,755,934
	Value Portfolio						1,891,684
	80,246

	208,928 		2,180,858
	Income & Growth Portfolio
	2,155,214
	12,965 		(117,089)		2,051,090


Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	12,386,988
	1,070,417 		(2,577,309)		10,880,096
	VIT Investors Trust Portfolio
	1,036,732
	2,351 		12,184 		1,051,267
	VIT New Discovery Portfolio
	4,006,149
	152,241 		(284,121)		3,874,269
	VIT Research Portfolio						2,943,635
	173,481
		(186,286)		2,930,830


Lord, Abbett & Company:


	VC Growth & Income Portfolio
	2,255,344
	87,732 		325,634 		2,668,710
	VC Mid-Cap Value Portfolio
	1,613,988
	90,045 		194,790 		1,898,823
	VC International Portfolio
	329,600
	6,003 		(98,872)		236,731


Fred Alger Management, Inc.:


	Growth Portfolio						178,548
	(285)
	(1,356)		176,907
	MidCap Growth Portfolio						253,278
	(565)		(2,960)		249,753
	Leveraged AllCap Portfolio
	455,407
	(3,119)		(30,052)		422,236
	Small Capitalization Portfolio
	17,527
		(440)
	(2,186)		14,901


							$198,741,123
	$55,372,518

	$(8,539,513)		$245,574,128


3/19
Midland National Life Insurance Company
Separate Account C
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

8
Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

7






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

8






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

9






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

12


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14
Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

FinSepActc.txt



ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt







Variable Annuity II
Prospectus
May 1,    20002001


Flexible Premium Deferred Variable Annuity
Contract (Variable Annuity II)
issued by
Midland National Life Insurance Company
through
Midland National Life Separate Account C

Please read this prospectus for details on the contract
being offered to You and keep it for future reference.
This prospectus sets forth the information that a
prospective investor should know before investing.
A Statement of Additional Information ("SAI") about
the contract and Separate Account C is available by
checking the appropriate box on the application form
or by writing to Midland at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193
(605) 335-5700
The SAI, dated May 1,    20002001    , has been
filed with the U.S. Securities and Exchange
Commission ("SEC") and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
The contracts involve investment risk, including possible loss of principal. The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the federal deposit insurance corporation or any other agency.
This prospectus is valid only when accompanied by the Funds' current prospectuses.
You may allocate Your premiums to Our General
Account and/or to up to 10 mutual fund Portfolios.



Flexible Premium Deferred Variable Annuity
Contract (Variable Annuity II)
issued by
Midland National Life Insurance Company
through
Midland National Life Separate Account C
The prospectuses for the following Funds:
	Fidelity's Variable Insurance Products Funds
Initial Class,
	American Century's Variable Portfolio Inc.,
	MFS Variable Insurance Trusts, and
	Lord Abbett's Series Funds, Inc.,
	   Alger American Fund

describe the investment objectives, policies, and risks of the Funds' portfolios that are available under the contracts:

1.	VIP Money Market Portfolio
2.	VIP High Income Portfolio
3.	VIP Equity-Income Portfolio
4.	VIP Growth Portfolio
5.	VIP Overseas Portfolio
 .	VIP MidCap Portfolio
7.	VIP II Asset Manager Portfolio
8.	VIP II Investment Grade Bond Portfolio
9.	VIP II Contrafund Portfolio
10.	VIP II Asset Manager: Growth Portfolio
11.	VIP II Index 500 Portfolio
12.	VIP III Growth & Income Portfolio
13.	VIP III Balanced Portfolio
14.	VIP III Growth Opportunities Portfolio
15.	American Century VP Capital Appreciation
Portfolio
16.	American Century VP Value Portfolio
17.	American Century VP Balanced Portfolio
18.	American Century VP International Portfolio
19.	American Century VP Income & Growth
Portfolio
20.	MFS VIT Emerging Growth Series
21.	MFS VIT Research Series
22.	MFS VIT Growth with IncomeInvestors Trust
Series
23.	MFS VIT New Discovery Series
24.	Lord Abbett Series Fund, Inc. Growth and
Income Portfolio (hereinafter referred to as Lord
Abbett VC Growth and Income Portfolio)
25.	Lord Abbett Series Fund Inc. Mid-Cap Value
Portfolio (hereinafter referred to as Lord Abbett
VC Mid-Cap Value Portfolio)
26.	Lord Abbett Series Fund Inc. International
Portfolio (hereinafter referred to as Lord Abbett
VC International Portfolio)
27.	Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio






Table of Contents





   Definitions	3
SUMMARY	4
Features of Variable Annuity II	4
Investment Choices	4
Withdrawals	5
Charges Under the Contracts	6
Suitability of the Contracts	7
Fee Table	8
Additional Information About Variable Annuity II	12
Inquiries And Correspondence	12
State Variations	12
SEPARATE ACCOUNT C AND THE FUNDS	13
Our Separate Account And Its Investment Divisions	13
The Funds	13
Investment Policies Of The Funds' Portfolios	13
We Own The Assets Of Our Separate Account	16
Our Right To Change How We Operate Our Separate
Account	17
DETAILED INFORMATION ABOUT THE
CONTRACT	17
Requirements for Issuance of a Contract	17
Free Look	18
Allocation of Net Premiums	18
Changing Your Premium Allocation Percentages	18
Transfers of Contract Value	18
Dollar Cost Averaging	19
Portfolio Rebalancing	19
Systematic Withdrawals	20
Withdrawals	21
Loans	22
Death Benefit	23
Payment of Death Benefits	24
Your Contract Value	24
Amounts In Our Separate Account	25
The General Account	25
CHARGES, FEES AND DEDUCTIONS	26
Sales Charges on Withdrawals	26
Free Withdrawal Amount	27
Administrative Charge	27
Mortality and Expense Risk Charge	27
Contract Maintenance Charge	27
Premium Taxes	28
Other Taxes	28
Transfer Charge	28
Charges In The Funds	28
FEDERAL TAX STATUS	28
Introduction	28
Diversification	29
Taxation of Annuities in General	30
Our Income Taxes	32
Withholding	33
MATURITY DATE	33
SELECTING AN ANNUITY OPTION	33
Fixed Options	34
Variable Options	34
Transfers after the Maturity Date	35
ADDITIONAL INFORMATION	35
Tax-Free "Section 1035" Exchanges	35
Midland National Life Insurance Company	36
Your Voting Rights As an Owner	36
Our Reports to Owners	37
Contract Periods, Anniversaries	37
Dividends	37
Performance	37
Your Beneficiary	38
Assigning Your Contract	38
When We Pay Proceeds From This Contract	38
Sales Agreements	38
Regulation	39
Discount for Employees of Sammons Enterprises, Inc.	39
Legal Matters	39
Financials	39
Statement of Additional Information	39
CONDENSED FINANCIAL INFORMATION	41







Definitions
Accumulation Unit means the units credited to each
investment division in the Separate Account before
the maturity date.
Annuitant means the person, designated by the
owner, upon whose life annuity payments are
intended to be based on the maturity date.
Annuity Unit means the units in the Separate
Account, after the maturity date that are used to
determine the amount of the annuity payment.
Attained Age means the issue age plus the number of
complete Contract Years since the Contract Date.
Beneficiary means the person or persons to whom
the contract's death benefit is paid when the annuitant
dies before the maturity date.
Business Day    means any day the New York
Stock Exchange is open. means any day we are open
and the New York Stock Exchange is open for
trading.  The holidays which we are closed, but the
New York Stock Exchange is open are the day after
Thanksgiving and December 26, 2000.  These days
along with the days the New York Stock Exchange is
not open for trading will not be counted as business
days.
Cash Surrender Value means the contract value on
the date of surrender minus the contract maintenance
charge and any contingent deferred sales charge.
Contract Anniversary - The same month and day of
the contract date in each year following the contract
date.
Contract Date means the date    the contract goes
into effect and     from which contract
anniversaries and contract years are determined.
   Contract Value means the total amount of
monies in our Separate Account C attributable to
your in force contract.
Contract Month means a month that starts on a
   Monthly Anniversary the same date as the
contract date in each monthand ends on the following
Monthly Anniversary.
Contract Value means the sum of the amounts You
have in Our General Account and in the investment
divisions of Our Separate Account C under Your in
force contract.
Contract Year means a year that starts on the
Contract Date or on each anniversary thereafter.
Death Benefit means the amount    payable under
your contract if the annuitant dies before the maturity
dateWe will pay when We receive due proof of the
death of the annuitant, prior to the maturity date and
an election of how the death benefit is to be paid.
Funds mean the investment companies, more
commonly called mutual funds, available for
investment by Separate Account C on the Contract
Date or as later changed by us.
Executive Office means where You write to Us to
pay premiums or take other action, such as transfers
between investment divisions.  The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
   Funds mean the investment companies, more
commonly called mutual funds, available for
investment by Separate Account C on the contract
date or as later changed by Us.
In Force means the annuitant's life remains insured
under the terms of the contract.
Investment Division means a division of Separate
Account C which invests exclusively in the shares of
a specified portfolio of the funds.
Issue Age means the age of the annuitant on
   his/herthe birthday that is     nearest to the
contract date.
Maturity Date means the date, specified in the
contract, when annuity payments are to begin.
The maturity date cannot be earlier than the 10th
contract anniversary.
Net Premium means Your premium payment minus
any premium tax charge.
Owner means the person who purchases an
Individual Variable Annuity Contract and makes the
premium payments.  The owner has all rights in the
contract before the maturity date, including the rights
to make withdrawals or surrender the contract, to
designate and change the beneficiaries who will
receive the proceeds at the annuitant's death before
the maturity date, to transfer funds among the
investment divisions, and to designate a mode of
settlement for the annuitant on the maturity date.
Payee means the person who is entitled to receive
annuity payments after an annuity is effected.  On or
after the maturity date, the annuitant will be the
payee.     Before the maturity date, you will be the
payee.
Separate Account means Our Separate Account C which receives and invests Your premiums under the contract.

SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company. "You"
and "Your" mean the owner of the contract.  We refer
to the person who is covered by the contract as the
"annuitant", because the annuitant and the owner
might not be the same.
The detailed information appearing later in this
prospectus further explains the following summary.
This summary must be read along with that detailed
information. Unless otherwise indicated, the
description of the contract in this prospectus assumes
that the contract is in force.
Features of Variable Annuity II
The individual flexible premium deferred variable
annuity contracts described in this prospectus provide
for accumulation of the contract value and payment
of annuity payments on a fixed or variable basis.
Variable payment options are not available in certain
states.  The contracts are designed to aid individuals
in    long termlong-term     planning for
retirement or other    long termlong-term
purposes.
The contracts are available for retirement plans that
do not qualify for the special federal tax advantages
available under the Internal Revenue Code (Non-
Qualified Plans) and for retirement plans which do
qualify for those tax advantages (Qualified Plans).
This prospectus generally describes only the variable
portion of the contract, except where the General
Account is specifically mentioned.
The Variable Annuity II pays a death benefit when
the annuitant dies before the maturity date if the
contract is still in force.  The death benefit is equal to
the greater of (a) the contract value    less any
outstanding loan and loan interest, (b) net
    premiums paid less withdrawals, or (c) the guaranteed minimum death benefit.

Your Contract Value
Your contract value depends on:
	the amount and frequency of premium payments,
	the selected portfolio's investment experience,
	interest earned on amounts allocated to the General
Account,
	withdrawals, and
	charges and deductions.
You bear the investment risk under the Variable
Annuity II (except for amounts in the General
Account).  There is no minimum guaranteed cash
value with respect to any amounts allocated to the
Separate Account.  (See "Your Contract Value" on
page    24262723    .)
Flexible Premium Payments
You may pay premiums whenever You want and in
whatever amount You want, within certain limits.
We require an initial minimum premium of at least
$2,000; other premium payments must be at least
$50.  (Currently, We waive the initial minimum
premium requirement for certain qualified contracts
enrolled in a bank draft investment program or
payroll deduction plan.)
You will choose a planned periodic premium.  You
need not pay premiums according to the planned
schedule.
Investment Choices
You may allocate Your contract value to up to ten of
the investment divisions of Our Separate Account.
You may also allocate Your contract value to Our
General Account, which pays interest at a declared
rate.
Each of the Separate Account investment divisions
invests in shares of a corresponding portfolio of one
of the following "series" type mutual funds:
(1) Fidelity's Variable Insurance Products Fund
(VIP), (2) Fidelity's Variable Insurance Products
Fund II (VIP II), (3) Fidelity's Variable Insurance
Products Fund III (VIP III), (4) American Century's
Variable Portfolios, Inc., (5) MFS Variable
Insurance Trusts,    and     (6) Lord Abbett's
Series Fund, Inc.   , and (7) Alger American
Fund.        The portfolios have different investment
policies and objectives.
For a full description of the portfolios, see the Funds'
prospectuses, which accompany this prospectus.  (See
The Funds on page    13 131416    .)
The investment divisions that invest in portfolios of
Fidelity's Variable Insurance Products Fund are:
	VIP Money Market Portfolio
	VIP High Income Portfolio
	VIP Equity-Income Portfolio
	VIP Growth Portfolio
	VIP Overseas Portfolio
	   VIP MidCap Portfolio
The investment divisions that invest in portfolios of
Fidelity's Variable Insurance Product   s     Fund
II are:
	VIP II Asset Manager Portfolio
	VIP II Investment Grade Bond Portfolio
	VIP II Contrafund
 Portfolio
	VIP II Asset Manager: Growth Portfolio
	VIP II Index 500 Portfolio
The investment divisions that invest in portfolios of
Fidelity's Variable Insurance Products Fund III are:
	VIP III Growth & Income Portfolio
	VIP III Balanced Portfolio
	VIP III Growth Opportunities Portfolio
The investment divisions that invest in portfolios of
the American Century Variable Portfolios, Inc. are:
	VP Capital Appreciation Portfolio
	VP Value Portfolio
	VP Balanced Portfolio
	VP International Portfolio
	VP Income & Growth Portfolio
The investment divisions that invest in portfolios of
the MFS Variable Insurance Trusts are:
	VIT Emerging Growth Series
	VIT Research Series
	VIT    Growth with IncomeInvestors Trust
    Series
	VIT New Discovery Series
The investment divisions that invests in a portfolios
of the Lord Abbett Series Fund, Inc. are:
	   Lord Abbett     VC Growth & Income
Portfolio
	   Lord Abbett     VC Mid-Cap Value
Portfolio
	   Lord Abbett     VC International Portfolio
   The investment divisions that invest in portfolios
of the Alger American Fund are:
	Alger American Small Capitalization Portfolio
	Alger American MidCap Growth Portfolio
	Alger American Growth Portfolio
	Alger American Leveraged AllCap Portfolio
Each portfolio pays a different investment
management or advisory fee and different operating
expenses.  The fees and expenses for the year ending
December 31,    1999 2000     are shown under
the table of Portfolio Annual Expenses.
See "Investment Policies Of The Funds' Portfolios"
on page    13151614    , and "Charges In The
Funds" on page    28293127    .
Withdrawals
You may generally withdraw all or part of Your cash
surrender value at any time, before annuity payments
begin.  You may also elect a systematic withdrawal
option (See "Systematic Withdrawals" on page
   20212319    .) (Your retirement plan may
restrict withdrawals.)
We may impose a contingent deferred sales charge on
any withdrawal (including withdrawals to begin
annuity payments), and upon full withdrawal We may
also deduct a contract maintenance charge.  The
amount You request plus any    contingent
deferred sales charge will be deducted from Your
contract value.    Three years after the contract
date, the contingent deferred sales charge will be
waived upon the withdrawal of funds to effect a life
annuity.       You may take a withdrawal in a lump
sum or use it to purchase an annuity that will
continue as long as You live or for some other period
You select.  A withdrawal may have negative tax
consequences, including a 10% tax penalty on certain
withdrawals prior to age 59 1/2.    Under
nonqualified contracts, earnings, if any, are
withdrawn first for tax purposes and are taxed as
ordinary income.   Three years after the contract date,
the contingent deferred sales charge will be waived
upon the withdrawal of funds to effect a life annuity.
(See "Sales Charges on Withdrawals" on page
26272925, "FEDERAL TAX STATUS" on page
28293127, and "SELECTING AN
ANNUITYSELECTING AN ANNUITY OPTION"
on page 333436.)      Withdrawals from contracts
used in connection with tax-qualified retirement plans
may be restricted or penalized by the terms of the
plan or applicable law.
Charges Under the Contracts
Sales Charge
Sales expenses are not deducted from premium
payments.  However, a contingent deferred sales
charge may be assessed against contract values when
they are withdrawn, including withdrawals to effect
an annuity and systematic withdrawals.  (See "Sales
Charges on Withdrawals" on page
   26272925    .)
The length of time between the receipt of each
premium payment and the withdrawal determines the
contingent deferred sales charge.  For this purpose,
premium payments will be deemed to be withdrawn
in the order in which they are received and all
withdrawals will be made first from premium
payments and then from other contract values.  The
charge is a percentage of the premiums
   withdrawn     and is as follows:

	Length of Time	Contingent
	From Premium Payment 	Deferred Sales
	(Number of Years)	Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	7%
	4-5	6%
	5-6	5%
	6-7	4%
	7-8	2%
	8 or more	0%
No contingent deferred sales charge will be assessed
upon:
(a)	payment of death proceeds under the contract, or
(b)	exercise of the free withdrawal privilege.
In addition,    Midland We     will not assess a
contingent deferred sales charge on either a full or
partial withdrawal (subject to approval of the state
insurance authorities) after the first contract
anniversary if:
(a)	Our    Eexecutive Oo    ffice receives written
proof that the owner is confined in a state
licensed in-patient nursing facility for a total of
90 days, provided We receive Your withdrawal
request before or within 90 days after discharge
from such facilities; or
(b)	a licensed physician provides a written statement
to Us that the owner is expected to die within the
next 12 months due to a non-correctable medical
condition.  The licensed physician cannot be the
owner or part of the owner's immediate family.
We reserve the right to have a physician of Our
choice examine the owner.
   Other conditions may apply to these waivers.
Please refer to Your contract for details.
Withdrawals may be subject to tax consequences.
(See "Withdrawals" on page    21222320     and
"FEDERAL TAX STATUS" on page
   28293127    .)
Free Withdrawal Amount
You may make a withdrawal from Your contract
value of up to 10% of the total premiums paid (as
determined on the date of the requested withdrawal),
minus any withdrawals made in the prior 12 months,
without incurring a contingent deferred sales charge.
(See "Free Withdrawal Amount" on page
   27282926.    )
Mortality and Expense Risk Charge
   Midland We deducts     a 1.25% per annum
charge against all contract values held in the Separate
Account for assuming the mortality and expense risks
under the contract.  (See "Mortality and Expense Risk
Charge" on page    27283026    .)
Administration and Maintenance Fee
   AWe deduct ann     administration charge of
0.15% per annum    is deducted     from all
contract values held in the Separate Account.  In
addition, a maintenance charge of $35 is deducted
annually from each contract.  Currently, We waive
the $35 annual maintenance charge for contracts with
a value of $50,000 or more on the contract
anniversary.  (See "CHARGES, FEES AND
DEDUCTIONS" on page    26272925.)
Transfer Fee
There may be a $25 charge for each transfer in excess
of 15 in any one contract year.
Premium Taxes
Midland will deduct from all premium payments the
amount of any premium taxes levied by a state or any
government entity. (See    Premium Taxes on page
282930).
Suitability of the Contracts
Because of the contingent deferred sales charge and other expenses, the contracts are not appropriate for short-term investment. The contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.




Fee Table


This information is intended to assist You in understanding the various costs and expenses that You will bear.  It
reflects expenses of the Separate Account as well as the portfolios.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases    (as a percentage of premium
payments)    		None
Transfer Fee (there is currently no charge for transfers.  We reserve the right to charge
$25 for each transfer in excess of    1215 in one contract year.
	None$0 - $25
Maximum Deferred Sales Load (as a percentage of premiums withdrawn)
	8.00%
Annual Contract Maintenance Charge(1)		$35.00
Separate Account Annual Expenses (as a percentage of average daily
Contract Value)
Mortality and Expense Risk		1.25%
Administration Fees		0.15%
Total Separate Account Expenses		1.40%
   (1) The contract maintenance charge is an annual $35 charge per contract.  It is deducted proportionally from
the investment divisions in use at the time of the charge. The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment
in the Separate Account.  The contract maintenance charge is deducted only when the accumulated value is less
than $50,000.  In the example, the contract maintenance charge is approximated as a 0.11% annual asset charge
based on the experience of the contracts.
PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee waivers after expense reimbursement but before any
reductions for custodian and transfer agent expense   s offsets    .)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
VIP Money Market   (8) Portfolio	0.180.27%	0.090.08%	0.270.35%
VIP High Income Portfolio	0.58%	0.110.10%	0.690.68%
VIP Equity-Income(3) Portfolio	0.48%	0.090.08%	0.570.56%
VIP Growth(3) Portfolio	0.580.57%	0.08%	0.660.65%
VIP Overseas(3) Portfolio	0.730.72%	0.180.17%	0.910.89%
VIP MidCap(3)  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager(3) Portfolio	0.53%	0.100.08%	0.630.61%
VIP II Investment Grade Bond Portfolio	0.43%	0.11%	0.540.54%
VIP II Contrafund (3) Portfolio	0.580.57%	0.09%	0.670.66%
VIP II Asset Manager:  Growth(3) Portfolio	0.58%	0.130.11%
	0.710.69%
VIP II Index 500(4) Portfolio	0.24%	0.04%	0.28%
VIP III Growth & Income(43) Portfolio	0.48%	0.120.10%	0.600.58%
VIP III Balanced(3) Portfolio	0.43%	0.140.15%	0.570.58%
VIP III Growth Opportunities(3) Portfolio	0.58%	0.110.10%	0.690.68%
American Century VP Capital Appreciation Portfolio	0.981.00%	0.00%
	1.000.98%
American Century VP Value Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced Portfolio	0.90%	0.00%	0.90%
American Century VP International Portfolio	1.341.23%	0.00%
	1.341.23%
American Century VP Income & Growth Portfolio	0.70%	0.00%	0.70%




			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES	EXPENSES(2)
MFS VIT Emerging Growth(5) Series	0.75%	0.090.10%	0.840.85%
MFS VIT Research(5) Series	0.75%	0.110.10%	0.860.85%
MFS VIT Growth with IncomeInvestors Trust(5) Series	0.75%	0.130.12%
	0.880.87%
MFS VIT New Discovery(5) (6) Series	0.90%	0.170.16%	1.071.06%
Lord Abbett VC Growth & Income Portfolio	0.50%	0.370.53%	0.871.03%
Lord Abbett VC Mid-Cap Value(7) Portfolio	0.750.00%	0.35%	1.100.35%
Lord Abbett VC International(7) Portfolio	0.001.00%	0.35%	1.350.35%
Alger American Small Capitalization Portfolio	0.85%	0.05%	0.90%
Alger American MidCap Growth Portfolio	0.80%	0.04%	0.84%
Alger American Growth Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap Portfolio	0.85%	0.05%	0.90%

(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for
   19992000 except as noted for the Lord Abbett
VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio.
The expenses shown for Fidelity's
VIP, VIP II and VIP III Portfolios are those applicable to the Initial
Class.
   (3) (3)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodial expenses. Including these reductions, total operating expenses would have been as follows:
 A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:
VIP Equity-Income Portfolio	0.560.55%
VIP Growth Portfolio	0.650.64%
VIP Overseas Portfolio	0.87%
VIP MidCap Portfolio	0.69%

VIP II Asset Manager Portfolio	0.62%
VIP II Contrafund Portfolio	0.650.63%
VIP II Asset Manager: Growth Portfolio	0.700.68%
VIP III Growth & Income Portfolio	0.57%

VIP III Balanced Portfolio	0.550.56%
VIP III Growth Opportunities Portfolio	0.680.66%
VIP III Growth & Income Portfolio	0.59%
(4) Fidelity Management and Research agreed to reimburse a portion of the VIP II Index 500 expenses during
   19992000    .  Without this reimbursement, the VIP II Index 500 would
have had total expenses of
   0.340.33%. This arrangement may be discontinued by the Fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursingdividend-
disbursing     agent. Each series may enter into other such arrangements
and directed brokerage arrangements,
which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	   0.830.84%
MFS VIT Research Series	0.850.84%
MFS VIT Growth With IncomeInvestors Trust Series	0.870.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.

(6) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed
0.15%. Without this limitation, the other expenses and total expenses would have been :
   1.590.19% and 2.491.09    % for the MFS VIT New Discovery.


(7) Lord, Abbett & Co has agreed to reimburse a portion of the expenses for the VC Mid-Cap Value and VC
International Portfolios. Without this reimbursement, the total expense would have been 3.72% for the Mid-Cap
Value and 5.22% for the VC International Portfolios.For the year 2000, Lord Abbett & Co. voluntarily waived its management fees from the VC Mid-Cap Value and VC International portfolios and reimbursed a portion of each portfolio's expenses. Without these waivers and reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap Value and 2.37% for the VC International Portfolios. For the year 2001,Lord Abbett & Co. has agreed formally to continue to reimburse a portion of each of those Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35% of its average net assets. This agreement may be discontinued by Lord
Abbett & Co. at any time.
(8) The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.



EXAMPLES   (1)
If You surrender or annuitize Your contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
	ONE	THREE	FIVE	TEN
	YEAR	YEARS	YEARS	YEARS
VIP Money Market Portfolio	   9899	126129	156162	209220
VIP High Income Portfolio	102103	139	178	253254
VIP Equity-Income Portfolio	101102	135136	172	241242
VIP Growth Portfolio	102103	138	176177	250251
VIP Overseas Portfolio	105	145146	189	276275
VIP MidCap Portfolio	103	141	181	260
VIP II Investment Grade Bond Portfolio	101	134135	170171
	238239
VIP II Asset Manager Portfolio	102	137	175	248247
VIP II Index 500 Portfolio	9899	126129	157162	211220
VIP II Contrafund Portfolio	102103	138139	177	251252
VIP II Asset Manager: Growth Portfolio	103	139140	179	255
VIP III Balanced Portfolio	101102	135136	172173	241244
VIP III Growth Opportunities Portfolio	102103	139	178	253254
VIP III Growth & Income Portfolio	101102	136	173	244
American Century VP Capital Appreciation Portfolio	105106	148
	194	285284
American Century VP Balanced Portfolio	104105	145146	189190
	275276
American Century VP Value Portfolio	105106	148149	194195
	285286
American Century VP International Portfolio	109108	159156
	211206	319309
American Century VP Income & Growth Portfolio	102103	139140
	178179	254256
MFS VIT Emerging Growth Series	104105	143144	186187
	269271
MFS VIT Research Series	104105	144	187	271
MFS VIT Growth with IncomeInvestors Trust Series	104105	145
	188	273
MFS VIT New Discovery Series	106117	150181	197247	291388
Lord Abbett VC Growth and Income Portfolio	104106	144150
	187196	272289
Lord Abbett VC Mid-Cap Value Portfolio	10699	151129	199162
	294220
Lord Abbett VC International Portfolio	10999	159129	211162
	319220
Alger American Small Capitalization Portfolio	105	146	190	276
Alger American MidCap Growth Portfolio	104	144	187	270
Alger American Growth Portfolio	104	143	184	265
Alger American Leveraged AllCap Portfolio	105	146	190	276

(1) The contract maintenance charge is an annual $35 charge per contract. It is deducted proportionally from the
Investment Divisions in use at the time of the charge. The contract maintenance charge has been reflected in the examples by a method intended to show the "average" impact of the contract maintenance charge on an investment in the Separate Account. The contract maintenance charge is deducted only when the accumulated value is less than $50,000. In the example, the contract maintenance charge is approximated as a 0.11% annual asset charge
based on the experience of the contracts    .


If You do not surrender Your contract, You would pay the following expenses on a $1,000 investment, assuming
5% annual return on assets:
	ONE	THREE	FIVE	TEN
	YEAR	YEARS	YEARS	YEARS
VIP Money Market Portfolio	   1819	5659	96102	209220
VIP High Income Portfolio	2223	69	118	253254
VIP Equity-Income Portfolio	2122	6566	112	241242
VIP Growth Portfolio	2223	68	116117	250251
VIP Overseas Portfolio	25	7576	129	276275
VIP MidCap Portfolio	23	71	121	260
VIP II Investment Grade Bond Portfolio	21	6465	110111	238239
VIP II Asset Manager Portfolio	22	67	115	248247
VIP II Index 500 Portfolio	1819	5659	97102	211220
VIP II Contrafund Portfolio	2223	6869	117	251252
VIP II Asset Manager: Growth Portfolio	23	6970	119	255
VIP III Balanced Portfolio	2122	6566	112113	241244
VIP III Growth Opportunities Portfolio	2223	69	118	253254
VIP III Growth & Income Portfolio	2122	66	113	244
American Century VP Capital Appreciation Portfolio	2526	78	134
	285284
American Century VP Balanced Portfolio	2425	7576	129130	275276
American Century VP Value Portfolio	2526	7879	134135	285286
American Century VP International Portfolio	2928	8986	151146
	319309
American Century VP Income & Growth Portfolio	2223	6970	118119
	254256
MFS VIT Emerging Growth Series	2425	7374	126127	269271
MFS VIT Research Series	2425	74	127	271
MFS VIT Growth with IncomeInvestors Trust Series	2425	75	128
	273
MFS VIT New Discovery Series	2637	80111	137187	291388
Lord Abbett VC Growth and Income Portfolio	2426	7480	127136
	272289
Lord Abbett VC Mid-Cap Value Portfolio	2619	8159	139102	294220
Lord Abbett VC International Portfolio	2919	8959	151102	319220
Alger American Small Capitalization Portfolio	25	76	130	276
Alger American MidCap Growth Portfolio	24	74	127	270
Alger American Growth Portfolio	24	73	124	265
Alger American Leveraged AllCap Portfolio	25	76	130	276

The examples are based on actual expenses for 19992000 except as noted in footnote (7) in the Table of "Portfolio
Annual Expenses" for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio.
Actual expenses reflected are before any fee waivers but after expense reimbursements.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical; past or future annual returns may be greater or lesser than the assumed amount. These examples reflect the $35 annual contract maintenance charge as an annual charge of 0.11% of assets based on an average cash value of
$   33,000.29,000.




Additional Information About
Variable Annuity II
Your "Free Look" Right
You have a right to examine the contract and return it
to Us.  Your request must be postmarked no later than
10 days after You receive Your contract.  During the
"free look" period Your premium will be allocated to
the VIP Money Market Investment Division.  (See
"Free Look" on page    18181920     for more
details.)
Transfers
You may transfer Your contract value among the
investment divisions and between the General
Account and the investment divisions    before the
maturity date.
 Transfers take effect on the date we receive your
request.      We require minimum amounts, usually
$200, for each transfer.  Transfers are not permitted
before the end of the "free look" period or after
annuity payments begin.
Currently, We do not charge for making transfers.
However, We reserve the right to assess a $25
administrative charge after the    1215    th
transfer in a contract year.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take effect on the same
day if that day is a business day.  Otherwise, the
request will take effect on the business day following
the day We receive Your request.  Unit values are
determined at the close of business on the day the
request takes effect.
For limitations on transfers to and from the General
Account, see "The General Account" on page
   252728    .
Financial Information
Condensed financial information for the Separate
Account begins at page    414344     of this
prospectus.  Our financial statements, and full
financial statements for the Separate Account, are in
the Statement of Additional Information.
Inquiries    And Correspondence
If You have any questions about Your contract or
need to make changes, then contact Your financial
representative who sold You the contract, or contact
Us at    Our Executive Office at:

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, South Dakota 57193
(605) 335-5700

   You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.
The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured, or other identifying information.
Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine.
We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our
Executive Office.  You bear those risks.
State Variations
Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact our Executive Office for additional information that may be applicable to your state.


SEPARATE ACCOUNT C AND THE FUNDS
Our Separate Account And Its
Investment Divisions
The "Separate Account" is Our Separate Account C, established under the insurance laws of the State of
South Dakota in March, 1991.  It is a unit investment
trust registered with the Securities and Exchange
Commission (SEC) under the Investment Company
Act of 1940.  This registration does not involve any
SEC supervision of its management or investment
policies.  The Separate Account has a number of
investment divisions, each of which invests in shares
of a corresponding portfolio of the Funds.  You may
allocate part or all of Your net premiums to any 10 of
the    25 30     investment divisions of Our
Separate Account.
The Funds
Each of the    2530      portfolios available under
the contract is commonly called a mutual fund.  Each
one is a "series" of one of the following open-end diversified investment companies:
(a)	Fidelity's Variable Insurance Products Fund
Initial Class,
(b)	Fidelity's Variable Insurance Products Fund II
Initial Class,
(c)	Fidelity's Variable Insurance Products Fund III
Initial Class,
(d)	American Century Variable Portfolios, Inc.,
(e)	MFS         Variable Insurance Trusts, and
(f)	Lord Abbett Series Fund, Inc.
(g)	   Alger American Fund
Our Separate Account buys and sells the shares of
each portfolio at net asset value (with no sales
charge).  More detailed information about the
portfolios and their investment objectives, policies,
risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus and in the Funds' Statements of
Additional Information. You should read the Funds' prospectuses carefully before allocating or transferring money to any portfolio.
We may from time to time receive revenue from the
Funds and/or from their managers.  The amounts of
the revenue, if any, may    be substantial and
may     vary from portfolio to portfolio and may be
based on the amount of Our investments in the Funds. Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks.  Each investment division's performance
depends on the experience of the corresponding
portfolio.  The objectives of the portfolios are as
follows:
Portfolio
Objective
VIP Market
Money Portfolio
Seeks as high a level of current
income as is consistent with
preservation of capital and
liquidity by investing in U.S.
dollar-denominated money
market securities.
VIP High Income
Portfolio
Seeks a high level of current
income by investing primarily
in income-producing debt
securities while also
considering growth of capital.
Contract owners should
understand that the fund's unit
price may be volatile due to the
nature of the high yield bond
marketplace.
VIP Equity-
Income Portfolio
Seeks reasonable income by
investing primarily in income-
producing equity securities. In
choosing these securities, the
investment manager will
consider the potential for capital
appreciation. The Portfolio's
goal is to achieve a yield which
exceeds the composite yield on
the securities comprising the
Standard & Poor's Composite
Index of 500 Stocks.
VIP Growth
Portfolio
Seeks capital appreciation by
investing in common stocks.
The adviser invests the fund's
assets in companies the adviser
believes have above-average
growth potential.
VIP Overseas
Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
   VIP MidCap
Portfolio
Seeks long-term growth of
capital.
VIP II Asset
Manager Portfolio
Seeks high total return with
reduced risk over the    long
termlong-term     by
allocating its assets among
domestic and foreign stocks,
bonds and short-term
instruments.
VIP II Investment
Grade Bond
Portfolio
Seeks as high a level of current
income as is consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-grade
bonds.
VIP II
Contrafund        Portfolio
Seeks to achieve capital
appreciation over the    long
termlong-term     by investing
in common stocks and securities
of companies whose value the
manager believes is not fully
recognized by the public.
VIP II Asset
Manager: Growth
   Portfolio
Seeks to maximize total return
by allocating its assets among
stocks, bonds, short-term
instruments, and other
investments.
VIP II Index 500
Portfolio
Seeks to provide investment
results that correspond to the
total return of common stocks
publicly traded in the United
States by duplicating the
composition and total return of
the Standard & Poor's
Composite Index of 500 Stocks.
VIP III Growth &
Income Portfolio
Seeks high total return,
combining current income and
capital appreciation.  Invests
mainly in stocks that pay
current dividends and show
potential for capital
appreciation.
VIP III Balanced
Portfolio
Seeks both income and growth
of capital. When the investment
manager's outlook is neutral, it
will invest approximately 60%
of the fund's assets in equity
securities and will always invest
at least 25% of the fund's assets
in fixed-income senior
securities.
VIP III Growth
Opportunities
Portfolio
Seeks capital growth by
investing primarily in common
stocks. Although the fund
invests primarily in common
stocks, it has the ability to
purchase other securities,
including bonds, which may be
lower-quality debt securities.
American Century
VP Capital
Appreciation
Portfolio
Seeks capital growth by
investing primarily in common
stocks that management
considers to have better-than-
average prospects for
appreciation.
American Century
VP Value
Portfolio
Seeks long-term capital growth
with income as a secondary
objective.  Invests primarily in
equity securities of well-
established companies that
management believes to be
under-valued.
American Century
VP Balanced
Portfolio
Seeks capital growth and
current income.  Invests
approximately 60 percent of its
assets in common stocks that
management considers to have
better than average potential for
appreciation and the rest in
fixed income securities.
American Century
VP International
Portfolio
Seeks capital growth by
investing primarily in securities
of foreign companies that
management believes to have
potential for appreciation.
American Century
VP Income &
Growth Portfolio
Seeks dividend growth, current
income and capital appreciation.
The Portfolio will seek to
achieve its investment objective
by investing in common stocks.
MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.
MFS VIT
Research Series
Seeks to provide long-term
growth of capital and future
income.
MFS VIT
   Growth with
Income
SeriesInvestors
Trust Series
Seeks to provide reasonable
current income and long-term
growth of capital and
income.Seeks long-term growth
of capital with a secondary
objective to seek reasonable
current income.
MFS VIT New
Discovery Series
Seeks capital appreciation.
Lord Abbett VC
Growth and
Income Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in market
value.
Lord Abbett VC
Mid-Cap
   PortfoloioPort
folio
Seeks Capital Appreciation
through investments primarily
in equity securities which are
believed to be undervalued in
the marketplace.
Lord Abbett VC
International
Seeks long-term capital
appreciation invests primarily in
equity securities of non-U.S.
issuers.
   Alger
American Small
Capitalization
Portfolio
Seeks long-term capital
appreciation by focusing on
small, fast growing companies
that offer innovative products,
services or technologies to a
rapidly expanding marketplace.
Under normal circumstances,
the portfolio invests primarily in
the equity securities of small
capitalization companies.  A
small capitalization company is
one that has a market
capitalization within the range
of the Russell 2000 Growth
Index or the S&P SmallCap
600.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.
Under normal circumstances,
the portfolio invests primarily in
the equity securities of
companies in the S&P MidCap
400 Index.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad product
lines, markets, financial
resources and depth of
management.  Under normal
circumstances, the portfolio
invests primarily in the equity
securities of large companies.
The portfolio considers a large
company to have a market
capitalization of $1 billion or
greater.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by investing, under
normal circumstances, in the
equity securities of companies
of any size which demonstrate
promising growth potential.
The portfolio can leverage, that
is, borrow money, up to one-
third of its total assets to buy
additional securities.  By
borrowing money, the portfolio
has the potential to increase its
returns if the increase in the
value of the securities
purchased exceeds the cost of
borrowing including interest
paid on the money
borrowed.
Fidelity Management & Research Company manages
the VIP, VIP II and VIP III portfolios.  American
Century Investment Management, Inc. manages the
American Century VP portfolios.  MFS Services
Company manages the MFS Variable Insurance
Trusts.  Lord Abbett & Co. manages the Lord Abbett
Series Fund, Inc.     Fred Alger Management, Inc.
manages the Alger American Fund.
The Funds sell their shares to separate accounts of
various insurance companies to support both variable
life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners
arising from this use of the Funds for mixed and
shared funding. The Funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.
The Fund portfolios available under these contracts
are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very
similar to the investment objectives and policies of
other (publicly available) mutual fund portfolios that
have very similar or nearly identical names and that
are or may be managed by the same investment
adviser or manager. Nevertheless, the investment performance and results of any of the Funds'
portfolios that are available  under the contracts may
be lower, or higher, than the investment results of
such other (publicly available) portfolios.  There can
be no assurance, and no representation is made, that
the investment results of any of the available
portfolios will be comparable to the investment
results of any other portfolio or mutual fund, even if
the other portfolio or mutual fund has the same
investment adviser or manager and the same
investment objectives and policies and a very similar
or nearly identical name.
We Own The Assets Of Our Separate Account
We own the assets of Our Separate Account and use
them to support Your contract and other variable
annuity contracts.  We may permit charges owed to
Us to stay in the Separate Account.  Thus, We may
also participate proportionately in the Separate
Account.  These accumulated amounts belong to Us
and We may transfer them from the Separate Account
to Our General Account.  The assets in the Separate
Account    equal to the reserves and other liabilities
of the Separate Account     may not be charged
with liabilities arising out of Our other business. The obligations under the contracts are Our obligations.
The income, gains and losses (realized and
unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims
relating to the operations of another division.
Our Right To Change How We Operate Our
Separate Account
We have the right to modify how We operate
Separate Account C.  In making any changes, We
may not seek approval of contract owners (unless
approval is required by law).  We have the right to:
	add investment divisions to, or remove investment divisions from Our Separate Account;
	combine two or more divisions within Our
Separate Account;
	withdraw assets relating to Our variable annuities from one investment division and put them into another;
	eliminate a portfolio's shares and substitute shares of another portfolio of the Funds or another open-
end, registered investment company.  This may
happen if the portfolio's shares are no longer
available for investment or, if in Our judgment,
further investment in the portfolio is inappropriate
in view of Separate Account C's purposes;
end the registration of Our Separate Account under
the Investment Company Act of 1940;
	operate Our Separate Account under the direction
of a committee or discharge such a committee at
any time (the committee may be composed
entirely of "interested persons" of Midland under
the Investment Company Act of 1940);
	disregard instructions from contract owners
regarding a change in the investment objectives of
the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory
authorities, or otherwise pursuant to insurance law
or regulation); and
	operate Our Separate Account or one or more of
the investment divisions in any other form the law
allows, including a form that allows Us to make
direct investments.  In addition, We may
disapprove any change in investment advisers or
investment policies unless a law or regulation
provides differently.
If any changes are made that result in a material
change in the underlying investments of any
investment division, then You will be notified.  We
may, for example, cause the investment division to
invest in a mutual fund other than or in addition to
the current portfolios.
You may want to transfer the amount in that
investment division as a result of changes We have
made.
If You    do     wish to transfer the amount You
have in that investment division to another division of
Our Separate Account, or to Our General Account,
then You may do so, without charge, by writing to
Our Executive Office.  At the same time, You may
also change how Your net premiums are allocated.
DETAILED INFORMATION ABOUT THE
CONTRACT
Requirements for Issuance of a Contract
To buy a contract, You must send Us an application
form and an initial premium payment of at least
$2,000.  If You enroll in a bank draft investment
program or payroll deduction plan for a qualified
contract and the monthly premium is at least $100,
then the initial premium amount can be lower.  This
sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50, may then be made by check or money order
payable to Midland and mailed to the    eExecutive
Oo    ffice.
If Your application is complete, then We will accept
or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days.  If it is not
complete at the end of this period    (or cannot be
accepted for some other reason)    , then We will
inform You of the reason for the delay and the
premium payment will be returned immediately
unless You let Us keep the premium payment until
the application is complete.
  Your initial net premium payment will be allocated
to the VIP Money Market Investment Division as of
the business day We receive it or We accept Your application, whichever is later. Each net premium received after the "Free Look" period will be
allocated to Our Separate Account or General
Account on the day of receipt.
Free Look
You have a 10-day Free Look period after You
receive Your contract.  You may review it and decide
whether to keep it or cancel it.  If You want to cancel
the contract, then You must return it to the agent who
sold it to You or to Our    eExecutive Oo    ffice.
If You cancel Your contract, then We will return the
greater of:
(1)	the premium paid, or
(2)	the contract value plus the sum of all charges
deducted from the contract value.
The length of the Free Look period may vary in
certain states in compliance with specific regulations
and legal requirements.
Allocation of Net Premiums
We allocate Your entire contract value to the VIP
Money Market Investment Division during the "Free
Look" period.  You will specify Your desired
premium allocation on the contract's application
form.  Your instructions in Your application will
dictate how to allocate Your contract value at the end
of the Free Look period (which is administratively
assumed to be 15 days after the contract date for reallocation purposes). Allocation percentages may be any whole number (from 0 to 100) and the sum
must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations
by providing Us with written instructions.
Transfer requests received during the free look period
will be processed as of the date of reallocation.
You may not allocate Your contract value to more
than 10 investment divisions of Our Separate
Account at any point in time.  In certain states,
allocations to and transfers    to and     from the
General Account are not permitted.
Changing Your Premium Allocation Percentages
You may change the allocation percentages of Your
premiums by writing to Our eExecutive Ooffice and
telling Us what changes You wish to make.  These
changes will affect transactions as of the date We
receive Your request at Our    eExecutive
Oo    ffice.  While the Dollar Cost Averaging
   (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You
specify otherwise.  (See "Dollar Cost Averaging" on
page    19202218    ).
Transfers of Contract Value
You    generally     may transfer amounts among
the investment divisions and between the General
Account and any investment division    prior to
maturity date.  Write to Our eExecutive Oo    ffice
to make a transfer of contract value.  Currently, You
may make an unlimited number of transfers of
contract value in each contract year.  But We reserve
the right to assess a $25 charge after the
   1215    th transfer in a contract year.
   The transfer takes effect on the date we receive
your request.      The minimum transfer amount is
$200.  The minimum amount does not have to come
from or be transferred to just one investment division.
The only requirement is that the total amount
transferred that day equals the transfer minimum.
   Requests received before 3:00 p.m. (Central
Standard Time) will take effect on the same day if
that day is a business day.  Otherwise, the request
will take effect on the business day following the day
We receive Your request.  Unit values are determined
at the close of business on the day the request takes effect. For information regarding telephone or facsimile requests, see "Inquiries" on page
121415.       For limitations on transfers to and
from the General Account, see "The General
Account" on page    25272824    .
   After the maturity date, You can only make one transfer per contract year and only among the investment divisions.
The contracts are first and foremost annuity contracts, designed for retirement of other long-term financial planning, and are not designed for or appropriate for market timers or other persons that Us programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if an underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables
You to make monthly transfers of a predetermined
dollar amount from the DCA source account (any
investment division or the General Account) into one
or more of the investment divisions.  This program
may reduce the impact of market fluctuations by
allocating monthly, as opposed to allocating the total
amount at one time.  This plan of investing does not
insure a profit or protect against a loss in declining
markets.  The minimum monthly amount to be
transferred using DCA is $200.
You can elect the DCA program at any time.  You
must complete the proper request forms and there
must be a sufficient amount in the DCA source
account.  DCA is only available if the amount in the
DCA source account is at least $2,400 at the time
DCA is to begin.  You can get a sufficient amount by
paying a premium with the DCA request form,
allocating premiums, or transferring amounts to the
DCA source account.  Copies of the DCA request
form can be obtained by contacting Us at Our
   eExecutive Oo    ffice.  The election will
specify:
(a)	The DCA source account from which transfers
will be made,
(b)	That any money received with the form is to be
placed into the DCA source account,
(c)	The total monthly amount to be transferred to the
other investment divisions, and
(d)	How that monthly amount is to be allocated
among the investment divisions.
The DCA request form must be received with any
premium payment You intend to apply to DCA.
Once You elect DCA, additional premiums can be
deposited into the DCA source account by sending
them in with a DCA request form.  All amounts in the
DCA source account will be available for transfer
under the DCA program.
Any premium payments received while the DCA
program is in effect will be allocated using the
allocation percentages from the DCA request form,
unless You specify otherwise.  You may change the
DCA allocation percentages or DCA transfer amounts
twice during a contract year.
If it is requested when the contract is issued, then
DCA will start at the beginning of the second contract
month.  If it is requested after issue, then DCA will
start at the beginning of the first contract month
which occurs at least 30 days after the day the request
is received.
DCA will last until    the value in the DCA source
account falls below the allowable limit or until the
total monies allocated for DCA are exhausted or
until     We receive Your written termination
request.  DCA automatically terminates on the
maturity date.
   Midland does not charge any specific fees for
You to participate in a DCA program.  However,
transfers made through a DCA program, which only
extends for fewer than 12 months, will be included in
counting the number of transfers of policy fund.
While We currently allow an unlimited number of
free transfers, We do reserve the right to charge for
each transfer after the 15th one in any contract
year.
We reserve the right to end the DCA program by
sending You one month's notice.
Portfolio Rebalancing
The Portfolio Rebalancing Option allows contract
owners, who are not Dollar Cost Averaging, to reset
the percentage of contract value allocated to each
investment division to a pre-set level.  (For example,
an owner may specify 30% in the VIP Growth
Investment Division, 40% in the VIP High Income
Investment Division and 30% in the VIP II Overseas
Investment Division.)    Portfolio Rebalancing
does not apply to  Ll    oaned monies in the
General    Account are not available for Portfolio
Rebalancing.      If You elect this option, then at
each contract anniversary We will transfer the
amounts needed to "rebalance" the contract value to
Your specified percentages.  Rebalancing may result
in transferring amounts from an investment division
earning a relatively high return to one earning a
relatively low return.
Even with the Portfolio Rebalancing option, the
contract value may only be allocated to up to 10
investment divisions.  We reserve the right to end the
Portfolio Rebalancing option by sending You one
month's notice.     However, you can not change
the election allocated to the General Account by more
than 10% at any one time.  Contact Us at Our
eExecutive Oo    ffice to elect the Portfolio
Rebalancing option.
   Transfers out of the General Account which
occur due to the Portfolio Rebalancing option are still
subject to the limits of transfers out of the General
Account discussed in the "The General Account"
section on page 25.
Systematic Withdrawals
The Systematic Withdrawal feature allows You to
have a portion of the contract value withdrawn
automatically.  Under this feature, You may elect to
receive preauthorized scheduled partial withdrawals.
These payments can be made only while the
annuitant is living, before the maturity date, and after
the Free Look period.  You may elect this option by
sending a properly completed Preauthorized
Systematic Withdrawal Request Form to Our
   eExecutive Oo    ffice.  You may designate the
systematic withdrawal amount or the period for
systematic withdrawal payments.  You will also
designate the desired frequency of the systematic
withdrawals, which may be monthly, quarterly, semi-
annually or annually.  See Your contract for details
on systematic withdrawal options and when each
begins.
Each systematic withdrawal is made at the end of the
scheduled business day.  If the New York Stock
Exchange is closed on the day when the withdrawal is
to be made, then the withdrawal will be processed on
the next business day.  You should designate the
investment(s) from which the withdrawals should be
made.  Otherwise, the deduction caused by the
systematic withdrawal will be allocated
proportionately to Your contract value in the
investment divisions and the General Account.
You can stop or modify the systematic withdrawals
by sending Us a written request, with at least 30 days
notice.  A proper written request must include the
written consent of any effective assignee or
irrevocable beneficiary, if applicable.  Systematic
withdrawals over a fixed period or over the
annuitant's life expectancy    generally cannot be
changed unless otherwise permitted by law.
(Depending on the state your policy was issued in,
you may be allowed to make the change.)
Each systematic withdrawal must be at least $100.
We reserve the right to change the required minimum
systematic withdrawal amount. Upon payment, We
reduce the contract value by an amount equal to the
payment proceeds plus any applicable contingent
deferred sales charge.  (See "Sales Charges on
Withdrawals" on page    26272925    .)  The
contingent deferred sales charge applies to systematic
withdrawals in the same manner as it applies to other
withdrawals.
However, systematic withdrawals taken to satisfy IRS
required minimum withdrawals and paid under a life
expectancy option will not be subject to a contingent
deferred sales charge.  Any systematic withdrawal
that    would equals or exceeds     the cash
surrender value will be treated as a complete
withdrawal.  In no event will payment of a systematic
withdrawal exceed the cash surrender value. The
contract will automatically terminate if a systematic
withdrawal causes the contract's cash surrender value
to equal zero.
   To the extent, if any, that there are earnings in
the contract, Ss    ystematic withdrawals generally
are included in the contract owner's gross income for
tax purposes in the year in which the withdrawal
occurs, and may be subject to a penalty tax of 10%
before age 59-1/2.  (See "Taxation of Annuities in
General" on page    30313228    .) Additional
terms and conditions for the systematic withdrawal
program are set forth in Your contract and in the
application for the program.
Withdrawals
You may withdraw all or part of Your cash surrender
value by sending Us a written request.    The cash
surrender value is the contract value minus the
contract maintenance charge and any applicable
contingent deferred sales charges.
    (Withdrawals may be restricted by a retirement
arrangement under which You are covered.)  Partial
withdrawals from an investment division or the
General Account, however, must be made in amounts
of $500 or more (except for systematic withdrawals
described above) and cannot reduce Your contract
value to less than $1,000.  If a withdrawal results in
less than $1,000 remaining, then the entire contract
value must be withdrawn.
Any applicable contingent deferred sales charge and
any required tax withholding will be deducted from
the amount paid.  In addition, upon full withdrawal a
contract maintenance charge is also subtracted.
   Requests received before 3:00 p.m. (Central
Standard Time) will take effect on the same day if
that day is a Business Day.  Otherwise, the request
will take effect on the business day following the day
We receive Your request.  Unit values are determined
at the close of business on the day the request takes
effect.
We will generally pay the withdrawal amount from
the Separate Account within seven days after We
receive a properly completed withdrawal request.
We may defer payment for a longer period only
when:
	trading on the New York Stock Exchange is
restricted as defined by the SEC;
	the New York Stock Exchange is closed (other
than customary weekend and holiday closing);
	an emergency exists as defined by the SEC as a
result of which disposal of the Separate Account's
securities or determination of the net asset value of
each investment division is not reasonably
practicable; or
	for such other periods as the SEC may by order
permit for the protection of owners.
We expect to pay the withdrawal amount from the
General Account promptly, but We have the right to
delay payment for up to six months.
Unless You specify otherwise, Your withdrawal will
be allocated among all investment divisions and the
General Account in the same proportion as Your
contract value bears to each investment division and
the General Account.  This allocation is subject to
minimum amount requirements.  The contingent
deferred sales charge will be determined without
reference to the source of the withdrawal.  The charge
will be based on the length of time between premium
payments and withdrawals.  (See "CHARGES, FEES
AND DEDUCTIONS" on page    26272925    .)
A withdrawal will generally have Federal income tax
consequences that can include tax penalties and tax
withholding.  You should consult Your tax advisor
before making a withdrawal.  (See "FEDERAL TAX
STATUS" on page    28293127    .)
Under certain types of retirement arrangements, the
Retirement Equity Act of 1984 provides that, in the
case of a married participant, a withdrawal request
must include the consent of the participant's spouse.
This consent must contain the participant's signature
and the notarized or properly witnessed signature of
the participant's spouse.  These spousal consent
requirements generally apply to married participants
in most qualified pension plans, including plans for
self-employed individuals and the Section 403(b)
annuities that are considered employee pension
benefit plans under the Employee Retirement Income
Security Act of 1974 (ERISA).  You should check the
terms of Your retirement plan and consult with a tax
advisor before making a withdrawal.
Participants in the Texas Optional Retirement
Program may not make a withdrawal from a contract
(including withdrawals to establish an annuity) prior
to retirement except in the case of termination of
employment in the Texas public institutions of higher
education, death, or total disability.  Such proceeds
may, however, be used to fund another eligible
vehicle.
Withdrawals from Section 403(b) plans are also
severely restricted. (See "FEDERAL TAX STATUS"
on page    28293127    .)
Loans
Prior to the maturity date, owners of contracts issued
in connection with Section 403(b) or Section 401 (k)
qualified plans may request a loan using the contract
as security for the loan.  Loans are subject to
provisions of the Internal Revenue Code and the
terms of the retirement program.  You should consult
a tax advisor before requesting a loan.
Only one loan can be made within a    12 month12-
month     period.  The loan amount must be at least
$2,000 and must not exceed.
(1)	The contract value, minus
(2)	Any applicable contingent deferred sales charge,
minus
(3)	Any outstanding prior loans, minus
(4)	Loan interest to the end of the next contract year.
The portion of the contract value that is equal to the
loan amount will be held in the General Account and
will earn interest at a rate of 3% per year.  When a
loan is requested, You should tell Us how much of
the loan You want taken from Your unloaned amount
in the General Account or from the Separate Account
investment divisions.  If You do not tell Us how to
allocate Your loan, then it will be allocated among all
investment divisions and the General Account in the
same proportion as the value of Your interest in each
division bears to Your total contract value.  We will
redeem units from each investment division equal in
value to the amount of the loan allocated to that
investment division    and transfer that amount to
the General Account.
We charge interest on loans at the rate of 5% per
year.  Loan interest is due on each contract
anniversary.  Unpaid interest will be added to the
loan and accrue interest.  If the total loan plus loan
interest equals or exceeds the contract value minus
any applicable contingent deferred sales charge
   and withholding taxes    , then the contract
will terminate with no further value.  In such case,
We will give You at least 31 days written notice.
The total loan plus loan interest will be deducted
from any amount applied under a payment option or
otherwise payable under the contract.
The loan agreement will describe the amount,
duration, and restrictions on the loan.  In general,
loans must be repaid in monthly or quarterly
installments within 5 years.  You are allowed a 30-
day grace period from the installment due date.  If a
quarterly installment is not received within the grace
period, then a deemed distribution of the entire
amount of the outstanding loan principal, interest
due, and any applicable charges under this contract,
including any withdrawal charge, will be made.  This
deemed distribution may be subject to income and
penalty tax under the Internal Revenue Code and may
adversely affect the treatment of the contract under
Internal Revenue Code section 403(b).
If the amount or duration of the loan violates Internal
Revenue Code requirements, then You may be
subject to income tax or a penalty.  IRS authorities
and the Department of Labor suggest that in certain
circumstances a loan may result in adverse tax and
ERISA consequences for Section 403(b) or Section
401 (k) programs.  You should consult a tax advisor
before taking a loan.
A loan has a permanent effect on the contract value
because the investment experience of the investment
divisions will apply only to the unborrowed portion
of the contract value.  The longer a loan is
outstanding, the greater the effect is likely to be.  The
effect could be favorable or unfavorable.  If the net
investment results are greater than 3%   per
year     while the loan is outstanding, then the
contract value will not increase as rapidly as it would
have if no debt were outstanding.  If net investment
results are below 3%    per year,     then the
contract value will be higher than it would have been
had no loan been outstanding.     In addition, a loan
costs You a net interest charge of 2% per year.
Death Benefit
If the annuitant is an owner and dies before the
maturity date, then the death benefit must be paid
within 5 years of the annuitant's death (other than
amounts payable to, or for the benefits of, the
surviving spouse of the annuitant as the contingent
owner).  The value of the death benefit, as described
below, will be determined on the business day that
Our    eExecutive Oo    ffice receives    the
later of:
(a)	due proof of death and
(b)	an election form of how the death benefit is to be
paid.
Unless a payment option is selected within 90 days
after We receive due proof of death, the death benefit
will be paid as a lump sum.
   In most cases, when a death benefit is paid in a
lump sum, We will pay the death benefit by
establishing an interest bearing account, called the
"Midland Access Account," for the beneficiary, in the
amount of the death benefit.  We will send the
beneficiary a checkbook, and the beneficiary will
have access to the account simply by writing a check
for all or any part of the amount of the death benefit.
The Midland Access Account is part of Our General
Account.  It is not a bank account and it is not insured
by the FDIC or any other government agency.  As
part of Our General Account, it is subject to the
claims of Our creditors.  We receive a benefit from
all amounts left in the Midland Access
Accounts.
If the annuitant is not an owner and an owner dies
before the maturity date, the contingent owner will
become the owner. If no contingent owner has been
named or is living, ownership will pass to the
owner's estate.  If the spouse is named as the
contingent owner, then the contract will continue
with the spouse now being the owner.  If the
surviving spouse has not been named as the
contingent owner,    then the contract ends and
    the contract value (not the death benefit) must
be paid out within 5 years of the owner's death.
If an owner dies on or after the maturity date, then
any remaining amounts, other than amounts payable
to, or for the benefit of, the owner's surviving spouse,
must be paid at    the same rateleast as rapidly
as the benefits were being paid at the time of the
owner's death. Other rules relating to distributions at
death apply to qualified contracts.
Death Benefit on the Annuitant's Death Prior to
the Maturity Date
The death benefit is only paid on the annuitant's
death prior to the maturity date (not on the death of
the owner unless the owner is also the annuitant).
Any loan amount and loan accrued interest
outstanding will reduce the death benefit proceeds.
(See "Loans" on page    22232421    .)
The death benefit paid to the beneficiary will be the
   greater greatest     of:
(a)	The current contract value.  For this purpose, the
current contract value is the value on the business
day We receive at Our    eExecutive
Oo    ffice the latest of:
	(1) due proof of death and
	(2) An election form of how the death proceeds
are to be paid (or 90 days after We receive due
proof of death, if no election form is received), or
(b) 100% of the total    net     premium payments
made to
	Your contract, reduced by any prior withdrawals,
	(including any deferred sales    loadcharge    )
or
(c)	The guaranteed minimum death benefit as
	defined below.
Guaranteed Minimum Death Benefit (GMDB)
In general, the guaranteed minimum death benefit is
the highest contract value on any contract anniversary
prior to death and prior to    the annuitant's
age 81, adjusted for any withdrawals (see the
following example for how withdrawals impact the
guaranteed minimum death benefit).
The guaranteed minimum death benefit is zero upon
issuance of the contract.  The guaranteed minimum
death benefit is recalculated on the first contract
anniversary and every year thereafter, until the
contract anniversary immediately preceding the
earlier of the annuitant's date of death or the
annuitant's 81st birthday.  The purpose of the
recalculation is to give You the benefit of any
positive investment experience under Your contract.
Your contract's investment experience can cause the
guaranteed minimum death benefit to increase on the
recalculation date, but cannot cause it to decrease.
The guaranteed minimum death benefit determined
on a recalculation date is the larger of:
The guaranteed minimum death benefit that
applied to Your contract immediately prior to the
recalculation date, or
The contract value on the recalculation date.
The new guaranteed minimum death benefit applies
to Your contract until the next contract anniversary,
or until You make a premium payment or withdrawal.
Any subsequent premium payments will immediately
increase Your guaranteed minimum death benefit by
the amount of the net premium payment.  Any partial
withdrawal will immediately decrease Your
guaranteed minimum death benefit by the percentage
of the contract value being withdrawn. (The decrease
in GMDB could be more or less than the dollar
amount withdrawn.)
Example: Assume that a contract is issued with a
$10,000 premium on 5/1/199   98     to an owner
at attained age 55.  No further premiums are made
and no withdrawals are made during the first year.
Assume that on the contract anniversary on
5/1/   20001999     the contract value is $12,000.
The guaranteed minimum death benefit is reset on
5/1/   20001999     to $12,000.
Assume that the contract value increases to $15,000
on 5/1/   20002001     and decreases to $13,000
on 5/1/200   21    .  The guaranteed minimum
death benefit on 5/1/200   12     is $15,000.
Assume that by 7/1/200   21    , the contract
value increases to $14,000 and You request a partial
withdrawal of $2,800 or 20% of Your contract value
on that date.  The guaranteed minimum death benefit
immediately following the partial withdrawal is
$12,000 = [$15,000 - .20($15,000)].  (In this
example, the contingent deferred sales charge would
be taken out of the $2,800 withdrawn.)
Assume that on 9/1/200   21     the contract
value decreases to $8,000.  The guaranteed minimum
death benefit remains at $12,000 and the death
proceeds payable on 9/1/200   12     are $12,000.

   Payment of Death Benefits
In most cases, when a death benefit is paid in a lump
sum, We will pay the death benefit by establishing an
interest bearing account, called the "Midland Access
Account," for the beneficiary, in the amount of the
death benefit.  We will send the beneficiary a
checkbook, and the beneficiary will have access to
the account simply by writing a check for all or any
part of the amount of the death benefit.  The Midland
Access Account is part of Our General Account.  It is
not a bank account and it is not insured by the FDIC
or any other government agency.  As part of Our
General Account, it is subject to the claims of Our
creditors.  We receive a benefit from all amounts left
in the Midland Access Accounts.
Your Contract Value
Your contract value is the sum of Your amounts in
the various investment divisions and in the General
Account (including any amount in Our General
Account securing a contract loan).  Your contract
value reflects various charges.  Transaction and sales
charges are made on the effective date of the
transaction.  Charges against Our Separate Account
are reflected daily.
We guarantee amounts allocated to the General
Account.  There is no guaranteed minimum contract
value for amounts allocated to the investment
divisions of Our Separate Account.  You bear the
investment risk.  An investment division's
performance will cause Your contract value to go up
or down.
Amounts In Our Separate Account
The amount You have in each    investment
    division is represented by the value of the
accumulation units credited to Your contract value
for that    investment     division. The value You
have in an investment division is the accumulation
unit value times the number of accumulation units
credited to You.  Amounts allocated, transferred or
added to the investment divisions are used to
purchase accumulation units.  Accumulation units of
an investment division are purchased when You
allocate net premiums, or transfer amounts to that
division.  Accumulation units are sold or redeemed
when You make withdrawals or transfer amounts
from an investment division, and to pay the death
benefit when the annuitant dies.  We also redeem
units to pay for certain charges.
We calculate the number of accumulation units
purchased or redeemed in an investment division by
dividing the dollar amount of the transaction by the
   investment     division's accumulation unit
value at the end of that day.  The number of
accumulation units credited to You will not vary
because of changes in accumulation unit values.
The accumulation units of each investment division
have different accumulation unit values.  We
determine accumulation unit values for the
investment divisions at the end of each business day.
The accumulation unit value for each investment
division is initially set at $10.00.  Accumulation unit
values fluctuate with the investment performance of
the corresponding portfolios of the Funds.  They
reflect investment income, the portfolios' realized
and unrealized capital gains and losses, and the
Funds' expenses.  The accumulation unit values also
reflect the daily asset charge We deduct from Our
Separate Account at an effective annual rate of
1.40%.  Additional information on the accumulation
unit values is contained in the Statement of
Additional Information.
The General Account
You may allocate some or all of Your contract value
to the General Account, subject to certain limitations
described below.  The General Account pays interest
at a declared rate.  We guarantee the principal after
   charges and     deductions.  The General
Account supports Our insurance and annuity
obligations.  Certain states do not permit allocations
   to and transfers to and     from the General
Account.  Because of applicable exemptive and
exclusionary provisions, interests in the General
Account have not been registered under the
Securities Act of 1933, and the General Account
has not been registered as an investment company
under the Investment Company Act of 1940.
Accordingly, neither the General Account nor any
interests therein are generally subject to
regulation under the 1933 Act or the 1940 Act.
We have been advised that the staff of the SEC has
not reviewed the disclosures that are included in
this prospectus which relate to the General
Account.
You may accumulate amounts in the General
Account by:
	allocating net premiums,
	transferring amounts from the investment
divisions, or
	earning interest on amounts You already have in
the General Account.
Transfers, withdrawals and allocated deductions
reduce this amount.  $250,000 is the maximum
amount that, over the contract's life, You can allocate
to the General Account through allocating net
premiums and net transfers (amounts transferred in
minus amounts transferred out).
We pay interest on all Your amounts in the General
Account.  The annual interest rate has a minimum
guarantee of 3.0%.  We may, at Our sole discretion,
credit interest in excess of 3.0%.  You assume the
risk that interest credited may not exceed 3.0%.
Currently, We intend to guarantee the interest rate for
   one yearone-year     periods, starting at the
beginning of each calendar year.  Interest is
compounded daily at an effective annual rate that
equals the annual rate We declare.
You may transfer amounts among the investment
divisions and between the General Account and any
investment divisions.  However, only 2 transfers are
allowed out of the General Account per contract year.
The total amount transferred out of the General
Account in any contract year is limited to the larger
of:
(a)	25% of the unloaned amount in the General
Account at the beginning of the contract year, or
(b)	$25,000 (We reserve the right to lower this to
$1,000).
These limits do no   t     apply to transfers made
in a Dollar Cost Averaging    or portfolio
rebalancing     program that occurs over a time
period of 12 or more months.
The General Account may not be available in all
states.  Your state of issue will determine if the
General Account is available on Your contract.
Please check Your    policycontract     form to
see if the General Account is available on Your
contract.
CHARGES, FEES AND DEDUCTIONS
Sales Charges on Withdrawals
   A     We may deduct a contingent deferred
sales charge from any withdrawal of premiums
(including a withdrawal to effect an annuity and on
systematic withdrawals).  This charge partially
reimburses Us for the selling and distributing costs of
this contract.  These include commissions and the
costs of preparing sales literature and printing
prospectuses.   If the contingent deferred sales charge
is insufficient to cover all distribution expenses, then
the deficiency will be met from Our surplus that may
be, in part, derived from mortality and expense risks
charges (described below).  For the purpose of
determining the contingent deferred sales charge, any
amount that You withdraw will be treated as being
from premiums first, and then from investment
income   , if any    .  There is no sales charge on
the investment income withdrawn.
The length of time between each premium payment
and withdrawal determines the amount of the
contingent deferred sales charge.  Premium payments
are considered withdrawn in the order that they were
received.
The charge is a percentage of the gross (premiums
before deduction for premium tax) premiums
withdrawn and equals:
	Length of Time from	Contingent
	Premium Payment	Deferred Sales
	(Number of Years)	Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	7%
	4-5	6%
	5-6	5%
	6-7	4%
	7-8	2%
	8+	0%
   Example:  Assume that a contract is issued with
a $10,000 premium (for which no premium tax is
applicable) on 5/1/1999 to an owner at an attained
age of 55.  No further premiums are made and no
withdrawals are made until 9/1/2000.  Assume that on
9/1/2000, You request a full surrender and the value
of Your contract is $12,000.  The contingent deferred
sales charge of $720.00 would be determined as
shown below:

10% of the $10,000 of premium is allowed to be withdrawn free of the contingent deferred sales charge. Since it has been between 1 and 2 years from the time of the $10,000 premium contribution, the contingent deferred sales charge percentage would be 8%.

8% of $9,000 ($10,000 less $1,000 withdrawn free
of charge) = $720.00.

If the value of Your contract had been $8,000 on
9/1/2000 and You requested a full surrender, the
contingent deferred sales would still be $720.00 as
the charge is based on the amount of the premiums
and not on the value of the contract.
We will waive the contingent deferred sales charge
on either a full or partial surrender after the first
contract anniversary, if:
(1)	written proof is given to Us at Our
   eExecutive Oo    ffice that the owner is
confined in a state licensed inpatient  nursing
facility for a total of 90 days, provided We
receive Your withdrawal request within 90
days after discharge from such facilities; or
(2)	A licensed physician provides    a     an
acceptable written statement to Us that the
owner is expected to die within the next 12
months due to a non-correctable medical
condition.  The licensed physician cannot be
the owner or part of the owner's immediate
family.
Th   ese is waivers isare subject certain conditions
as detailed in the contract and     to approval of
state insurance authorities.
If You make a full surrender after the contract has
been in force for 3 years, and use the proceeds to
purchase a life income annuity option from Us, then
We will waive the contingent deferred sales charge.
Amounts withdrawn under the contract to comply
with IRS minimum distribution rules and paid under
a life expectancy option will not be subject to a
contingent deferred sales charge.  Amounts
withdrawn to comply with IRS minimum distribution
rules will reduce the amount available under the Free
Withdrawal Amount.
Free Withdrawal Amount
You may withdraw 10% of the total net (premiums
after deduction for premium tax) premiums paid
without incurring a contingent deferred sales charge.
The value of 10% of the total premiums paid is
determined on the date of the requested withdrawal.
The full 10% is available only if no other withdrawals
have been taken in the prior    12 month12-
month     period.  Any withdrawal taken within the
last 12 months will reduce the amount that can be
taken without incurring a contingent deferred sales
charge.  No more than 10% of premiums paid will be
available in any    12 month12-month     period
without incurring a contingent deferred sales charge.
Administrative Charge
We    deduct a daily     charge for Our
administrative expenses in operating the Separate
Account at an effective annual rate of 0.15% of the
value of the assets in the Separate Account.  The
investment divisions' accumulation unit values
reflect this charge.  We cannot increase this charge.
Mortality and Expense Risk Charge
We    deduct a daily     charge for mortality and
expense risks at an effective annual rate of 1.25% of
the value of the assets in the Separate Account.  The
investment divisions' accumulation unit values
reflect this charge.  We cannot increase this charge.
We expect to profit from this charge.  We may use
the profit for any purpose including paying
distribution expenses.
Contract Maintenance Charge
We deduct a contract maintenance charge of $35 on
each contract anniversary on or before the maturity
date.  We waive this charge if Your contract value is
$50,000 or more on the contract anniversary.  This
charge is for Our record keeping and other expenses
incurred in maintaining the contracts.  We deduct this
charge from each investment division and the General
Account in the same proportion as the value of Your
interest in each has to the total contract value.  If the
contract is surrendered during a contract year and the
contract value is less than $50,000, then We will
deduct the full contract maintenance charge for the
current contract year at that time.
We may reduce the contract maintenance charge for
contracts issued in a manner that results in a savings
of administrative expenses.  The amount of
reductions will be considered on a case-by-case basis
and reflect Our expected reductions in administrative
expenses.
Premium Taxes
Midland will deduct from all premium payments a
charge for any premium taxes levied by a state or any
other governmental entity.  Premium taxes currently
levied by certain jurisdictions vary from 0% to
   2.03.5    %.  This range is subject to change.
The company currently deducts such charges from
contracts issued in the states of South Dakota,
Wyoming, Maine, West Virginia and the territory of
Puerto Rico.  These states and jurisdictions are
subject to change.
   Other Taxes
At the present time, We do not make any charges to
the Separate Account for any federal, state, or local
taxes (other than premium taxes) that We incur which
may be attributable to such account or to the
contracts.  We reserve the right to make a charge for
any such tax or other economic burden resulting from
the application of the tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which We would keep in the
effected Investment Division rather than in Our
General Account.
Transfer Charge
Currently, We do not charge You for making
transfers of contract value among investment
divisions.  We reserve the right to assess a $25 charge
after the    1215    th transfer in a contract year.
If We charge You for making a transfer, then We will
allocate the charge to the investment divisions from
which the transfer is being made.    All transfers
included in one transfer request count as only one
transfer for purposes of any fee.       For example,
if the transfer is made from two investment divisions,
then a $12.50 transfer charge will be allocated to each
of the investment divisions.     All transfers
included in one transfer request count as only one
transfer for purposes of any fee.
Charges In The Funds
The Funds charge their portfolios for managing
investments and providing services.  The portfolios
may also pay operating expenses.  Each portfolios'
charges and expenses vary.
See the Funds' prospectuses for more information.
Also see the "   Fee TableFee TableFee TableFee
TableFee TableFee TableFEE TABLE" on page
89108    .
FEDERAL TAX STATUS
Introduction
The following discussion is general and is not
intended as tax advice.
This discussion is not intended to address the tax
consequences resulting from all of the situations in
which a person may be entitled to or may receive a
distribution under a contract.  Any person concerned
about these tax implications should consult a
competent tax advisor before making a premium
payment.  This discussion is based upon Midland's
understanding of the present Federal income tax laws
as they are currently interpreted by the Internal
Revenue Service.  No representation is made as to the
likelihood of the continuation of the present Federal
income tax laws or of the current interpretation by the
Internal Revenue Service.  Moreover, no attempt has
been made to consider any applicable state or other
tax laws.
The qualified contracts are designed for use by
individuals in connection with retirement plans which
are intended to qualify for special income tax
treatment under Sections 401, 403(a), 403(b),
   or     408 or 408A of the Internal Revenue
Code (the "Code").  The ultimate effect of Federal
income taxes on the contributions, contract value, on
annuity payments and on the economic benefit to the
owner, the annuitant or the beneficiary depends on
the type of retirement plan, on the tax and
employment status of the individual concerned and
on Our tax status.  In addition, certain requirements
must be satisfied in purchasing a qualified contract in
connection with a    tax qualifiedtax-qualified
plan in order to receive favorable tax treatment.
These retirement plans may permit the purchase of
the contracts to accumulate retirement savings under
the plans.  Adverse tax or other legal consequences to
the plan and/or to the participant may result if this
contract is assigned or transferred to any individual as
a means to provide benefit payments, unless the plan
complies with all legal requirements applicable to
such benefits prior to transfer of the contract.  With
respect to qualified contracts, an endorsement of the
contract and/or limitations or penalties imposed by
the Internal Revenue Code may impose limits on
premiums, withdrawals, distributions or benefits, or
on other provisions of the contracts.  Some retirement
plans are subject to distribution and other
requirements that are not incorporated into Our
contract administrative procedures.  Owners,
participants and beneficiaries are responsible for
determining that contributions, distributions and other
transactions with respect to the contracts comply with
applicable law.  Therefore, purchasers of qualified
contracts should seek competent legal and tax advice
regarding the suitability of the contract for their
situation, the applicable requirements and the tax
treatment of the rights and benefits of a contract.  The
following discussion assumes the qualified contracts
are purchased in connection with retirement plans
that qualify for special Federal income tax treatment
described above.
Diversification
Section 817(h) of the Code imposes certain
diversification standards on the underlying assets of
variable annuity contracts.  The Code provides that a
variable annuity contract will not be treated as an
annuity contract for any period (and any subsequent
period) for which the investments are not, in
accordance with regulations prescribed by the United
States Treasury Department (Treasury Department),
adequately diversified.  Disqualification of the
contract as an annuity contract would result in
imposition of Federal income tax to the contract
owner with respect to earnings allocable to the
contract prior to the receipt of payments under the
contract.
We intend that all Funds underlying the contracts will
be managed in such a manner as to comply with these
diversification requirements.
In certain circumstances, owners of variable contracts
may be considered the owners, for Federal income
tax purposes, of the assets of the Separate Account
used to support their contracts.  In those
circumstances, income and gains from the Separate
Account assets would be included in the variable
contract owner's gross income.  The IRS has stated in
published rulings that a variable contract owner will
be considered the owner of Separate Account assets if
the contract owner possesses incidents of ownership
in those assets, such as the ability to exercise
investment control over the assets.  The Treasury
Department also announced, in connection with the
issuance of regulations concerning diversification,
that those regulations, "do not provide guidance
concerning the circumstances in which investor
control of the investments of a segregated asset
account may cause the investor (i.e., the contract
owner), rather than the insurance company, to be
treated as the owner of the assets in the account."
This announcement also stated that guidance would
be issued by way of regulations or rulings on the
"extent to which policy-owners may direct their
investments to particular sub-accounts without being
treated as owners of the underlying assets."
The ownership rights under the contract are similar
to, but different in certain respects from, those
described by the IRS in rulings in which it was
determined that    policycontract     owners were
not owners of Separate Account assets.  For example,
the owner has additional flexibility in allocating
premium payments and contract values.  These
differences could result in an owner being treated as
the owner of a pro rata portion of the assets of the
Separate Account.  In addition, We do not know what
standards will be set forth, if any, in the regulations
or rulings that the Treasury Department has stated it
expects to issue.  We therefore reserve the right to
modify the contract as necessary to attempt to prevent
an owner from being considered the owner of a pro
rata share of the assets of the Separate Account.
Taxation of Annuities in General
Nonqualified    PoliciesContracts    .
The following discussion assumes that the contract
will qualify as an annuity contract for Federal income
tax purposes. "Investment in the Contract" refers to
premiums paid minus any prior withdrawals of
premiums where prior withdrawals are treated as
being earnings first.
Section 72 of the Code governs taxation of annuities
in general.  We believe that the owner generally is not
taxed on increases in contract value until distribution
occurs either in the form of a lump sum received by
withdrawing all or part of the contract value (i.e.,
"withdrawals") or as annuity payments under the
annuity income option elected.  The exception to this
rule is the treatment afforded to owners that are not
natural persons.  Generally, an owner of a contract
who is not a natural person must include in income
any increase in the excess of the owner's contract
value over the owner's Investment in the Contract
during the taxable year, even if no distribution
occurs.  There are, however, exceptions to this rule
that You may wish to discuss with Your tax counsel.
The following discussion applies to contracts owned
by natural persons.
The taxable portion of a distribution (in the form of
an annuity or lump sum payment) is taxed as ordinary
income.  For this purpose, the assignment, pledge, or
agreement to assign or pledge any portion of the
contract value generally will be treated as a
distribution.
Generally, in the case of a withdrawal under a
nonqualified contract, amounts received are first
treated as taxable income to the extent that the
contract value immediately before the withdrawal
exceeds the Investment in the Contract at that time.
Any additional amount is not taxable.
Although the tax consequences may vary depending
on the annuity income option elected under the
   contract     in general, only the portion of the
annuity payment that represents the amount by which
the contract value exceeds the Investment in the
Contract will be taxed.  For fixed annuity payments,
in general, there is no tax on the amount of each
payment which represents the same ratio that the
Investment in the Contract bears to the total expected
value of the annuity payment for the term of the
payment; however, the remainder of each annuity
payment is taxable.  For variable annuity payments,
in general, a specific dollar amount of each payment
is not taxed.  The dollar amount is determined by
dividing the Investment in the Contract by the total
number of expected periodic payments.  The
remainder of each annuity payment is taxable.
Any distribution (as either fixed or variable
payments) received after You have recovered the
investment in the contract will be fully taxable.
Amounts may be distributed from a contract because
of the death of the owner or an annuitant.  Generally,
such amounts are included in the income of the
recipient as follows:
(a)	if distributed in a lump sum, they are taxed in the
same manner as a withdrawal from the contract;
or
(b)	if distributed under a payment option, they are
taxed in the same way as annuity payments.
For these purposes, the Investment in the Contract is
not affected by an owner's or annuitant's death.  That
is, the Investment in the Contract remains the amount
of any premiums paid which were not excluded from
gross income.
In the case of a distribution pursuant to a
nonqualified contract, there may be imposed a federal
penalty tax equal to 10% of the amount treated as
taxable income.  In general, however, there is no
penalty tax on distributions:
(1)	made on or after the date on which the owner is
actual age 59-1/2,
(2)	made as a result of death or disability of the
owner, or
(3)	received in substantially equal payments as a life
annuity (subject to special "recapture" rules if the
series of payments is subsequently modified).
Other tax penalties may apply to certain distributions
under a Qualified Contract.
Possible Changes in Taxation.  In past years,
legislation has been proposed from time to time that
would have adversely modified the federal taxation of
certain annuities.  There is always the possibility that
the tax treatment of annuities could change by
legislation or other means (such as IRS regulations,
revenue rulings, judicial decisions, etc.).  Moreover,
it is also possible that any change could be retroactive
(that is, effective prior to the date of the change.)
Transfers, Assignments or Exchanges of a
Contract.  A transfer of a contract's ownership, the
designation of an annuitant, payee or other
beneficiary who is not also the owner, the change of
an annuitant, the selection of certain maturity dates or
the exchange of a contract may result in certain tax
consequences to the owner that are not discussed
herein.  An owner contemplating any such transfer,
assignment, selection or exchange of a contract
should contact a competent tax advisor with respect
to the potential tax effects of such transaction.
Multiple Contracts
All nonqualified deferred annuity contracts entered
into after October 12, 1988 that are issued by the
same insurance company (or its affiliates) to the same
owner during any calendar year are treated as one
annuity contract for purposes of determining the
amount included in gross income under Code Section
72(c).  This rule could affect the time when income is
taxable and the amount that might be subject to the
10% penalty tax described above.  In addition, the
Treasury Department has specific authority to issue
regulations that prevent the avoidance of Section
72(e) through the serial purchase of annuity contracts
or otherwise.  There may also be other situations in
which the Treasury may conclude that it would be
appropriate to aggregate two or more annuity
contracts purchased by the same owner.
Accordingly, a contract owner should consult a tax
advisor before purchasing more than one annuity
contract.
Qualified    PoliciesContracts
The rules governing the tax treatment of distributions
under qualified plans vary according to the type of
plan and the terms and conditions of the plan itself.
Generally, in the case of a distribution to a participant
or beneficiary under a contract purchased in
connection with these plans, only the portion of the
payment in excess of the Investment in the Contract
allocated to that payment is subject to tax.  The
Investment in the Contract equals the portion of
premiums invested in the contract that were not
excluded from Your gross income, and may be zero.
In general, for allowed withdrawals, a ratable portion
of the amount received is taxable, based on the ratio
of the Investment in the Contract to the total contract
value.  The amount excluded from a taxpayer's
income will be limited to an aggregate cap equal to
the Investment in the Contract.  The taxable portion
of annuity payments is generally determined under
the same rules applicable to nonqualified contracts.
However, special favorable tax treatment may be
available for certain distributions (including lump
sum distributions).  Adverse tax consequences may
result from distributions prior to age 59-1/2 (subject
to certain exceptions), distributions that do not
conform to specified commencement and minimum
distribution rules, and in certain other circumstances.
For qualified plans under Section 401(a), 403(a), and
403(b), 457, the Code requires that distributions
generally must commence no later than the later of
April 1 of the calendar year following the calendar
year in which You (or the plan participant) (i) reach
age 70 1/2 or (ii) retire, and must be made in a
specified form or manner.  If the plan participant is a
"5 percent owner" (as defined in the Code),
distributions generally must begin no later than April
1 of the calendar year following the calendar year in
which You (or the plan participant) reach age 70 1/2.
For IRAs described in Section 408, distributions
generally must commence no later than the later of
April 1 of the calendar year following the calendar
year in which You (or the plan participant) reach age
70 1/2.
Under Code section 403(b), payments made by public
school systems and certain tax exempt organizations
to purchase annuity contracts for their employees are
excludable from the gross income of the employee,
subject to certain limitations.  However, these
payments may be subject to FICA (Social Security)
taxes.  A Qualified Contract issued as a tax-sheltered
annuity under section 403(b) will be amended as
necessary to conform to the requirements of the
Code.  Code section 403(b)(11) restricts the
distribution under Code section 403(b) annuity
contracts of:
(1)	elective contributions made in years beginning
after December 31, 1988;
(2)	earnings on those contributions; and
(3)	earnings in such years on amounts held as of the
last year beginning before January 1, 1989.
Distribution of those amounts may only occur upon
death of the employee, attainment of age 59-1/2, or
hardship.  In addition, income attributable to elective
contributions may not be distributed in the case of
hardship.
Code sections 219 and 408 permit individuals or their
employers to contribute to an individual retirement
program known as an "Individual Retirement
Annuity" or "IRA." Individual Retirement Annuities
are subject to limitations on the amount that may be
contributed and deducted and the time when
distributions may commence.  In addition,
distributions from certain other types of retirement
plans may be placed into an Individual Retirement
Annuity on a    tax deferredtax-deferred     basis.
Employers may establish Simplified Employee
Pension (SEP) Plans to provide IRA contributions on
behalf of their employees.
Roth IRAs, as described in Code section 408A,
permit certain eligible individuals    to contribute
    to make non-deductible contributions to a Roth
IRA in cash or as a rollover or transfer from another
Roth IRA or other IRA.  A rollover from or
conversion of an IRA to a Roth IRA is generally
subject to tax and other special rules apply.  You may
wish to consult a tax advisor before combining any
converted amounts with any other Roth IRA
contributions, including any other conversion
amounts from other tax years.  Distributions from a
Roth IRA generally are not taxed, except that, once
aggregate distributions exceed contributions to the
Roth IRA, income tax and a 10% penalty tax may
apply to distributions made (1) before age 59 1/2
(subject to certain exceptions) or (2) during the five
taxable years starting with the year in which the first
contribution is made to any Roth IRA.  A 10%
penalty tax may apply to amounts attributable to a
conversion from an IRA if they are distributed during
the five taxable years beginning with the year in
which the conversion was made.
Code section 401(a) allows employers to establish
various types of retirement plans for employees, and
permit self-employed individuals to establish
retirement plans for themselves and their employees.
These retirement plans may permit the purchase of
the contracts to accumulate retirement savings under
the plans.  Adverse tax consequences to the plan, to
the participant, or to both may result if this contract is
assigned or transferred to any individual as a means
to provide benefit payments.
Our Income Taxes
The operations of Our Separate Account are included
in Our Federal income tax return and We pay no tax
on investment income and capital gains reflected in
variable annuity contract reserves.  However, the
1990 Tax Act requires a negative reserve, based on
premiums, to be established.  This reserve will cause
Our taxable income to increase.  We reserve the right
to charge the Separate Account for this and any other
such taxes in the future if the tax law changes and We
incur additional Federal income taxes which are
attributable to Our Separate Account.  This charge
will be set aside as a provision for taxes which We
will keep in the investment divisions rather than in
Our General Account.  We anticipate that owners
would benefit from any investment earnings that are
not needed to maintain this provision.
We may have to pay state and local taxes (in addition
to applicable taxes based on premiums) in several
states.  At present, these taxes are not substantial.  If
they increase, however, then charges may be made
for such taxes when they are attributable to Our
Separate Account.
Withholding
Distributions from contracts generally are subject to
withholding for Your Federal income tax liability.
The withholding rate varies according to the type of
distribution and Your tax status.  You will be
provided the opportunity to elect not to have tax
withheld from distributions.
"Eligible rollover distributions" from section 401(a)
plans, 403(a) annuities and 403(b) tax-sheltered
annuities are subject to a mandatory federal income
tax withholding of 20%.  An eligible rollover
distribution is the taxable portion of any distribution
from such a plan, except certain distributions such as
distributions required by the Code or distributions in
a specified annuity form.  If You choose a "direct
rollover" from the plan to another tax-qualified plan
or IRA, then the 20% withholding does not apply.
The Interest and Dividend Tax Compliance Act of
1983 requires recipients, including those who have
elected out of withholding, to supply their Taxpayer
Identification Number (Social Security Number) to
payers of distributions for tax reporting purposes.
Failure to furnish this number when required may
result in the imposition of a tax penalty and will
subject the distribution to the withholding
requirements of the law described above.
MATURITY DATE
The maturity date is    generally     the contract
anniversary nearest the annuitant's attained age 90
(unless restricted by the laws of the state in which
this contract is delivered).  You may elect a different
maturity date in the application or by sending a
written request to Us at least 31 days before the
requested new maturity date.  The requested maturity
date must be a contract anniversary.  The requested
maturity date cannot be later than the annuitant's
attained age 90 and cannot be earlier than the 10th
contract anniversary.  For qualified contracts the
requested maturity date cannot be earlier than the
annuitant attained age 59-1/2.
If You have not previously specified otherwise and
have not elected certain systematic withdrawal
options, then on the maturity date You may:
1.	take the cash surrender value (in some states, the
contract value) in one lump sum, or
2.	convert the contract value into an annuity payable
to the annuitant under one or more of the
payment options described below.
SELECTING AN ANNUITY OPTION
You may apply the proceeds of a withdrawal to effect
an annuity.  Unless You choose otherwise, the
amount of the proceeds from the General Account
will be applied to a 10 year certain and life fixed
payout and the amount of the proceeds from the
Separate Account will be applied to a 10 year certain
and life variable payout. The first monthly annuity
payment will be made within one month after the
maturity date.  Variable payment options are not
available in certain states.
Currently, the payment options are only available if
the proceeds applied are $1,000 or more and the first
periodic payment will be at least $20.
The payee's actual age will affect each payment
amount for annuity income options involving life
income.  The amount of each annuity payment to
older payees will be greater than for younger payees
because payments to older payees are expected to be
fewer in number.  For annuity income options that do
not involve life income, the length of the payment
period will affect the amount of each payment.  With
a shorter period, the amount of each annuity payment
will be greater.  Payments that occur more frequently
will be smaller than those occurring less frequently.
The payee or any other person who is entitled to
receive payment may name a successor to receive any
amount that We would otherwise pay to that person's
estate if that person died.  The person who is entitled
to receive payment may change the successor at any
time.
Payment options will be subject to Our rules at the
time of selection.  We must approve any
arrangements that involve more than one of the
payment options, or a payee who is not a natural
person (for example, a corporation), or a payee who
is a fiduciary or an assignee.  Also, the details of all
arrangements will be subject to Our rules at the time
the arrangements take effect.  This includes
	rules on the minimum amount We will pay under
an option,
	minimum amounts for installment payments,
withdrawal or commutation rights (Your rights to
receive payments over time, for which We may
offer You a lump sum payment),
	the naming of people who are entitled to receive
payment and their successors, and
	the ways of proving age and survival.
You choose a payment option when You apply for a
contract and may change it by writing to Our
   eExecutive Oo    ffice.
Fixed Options
Payments under the fixed options are not affected by
the investment experience of any investment division.
The value as of the maturity date will be applied to
the fixed option selected.  Thereafter, interest or
payments are fixed according to the options chosen.
The following fixed options are available:
1.	   Deposit OptionProceeds Left At
Interest:     The money will stay on deposit
with Us for a period that We agree upon.  You
will receive interest on the money at a declared
interest rate.
2.	Installment Options: There are two ways that
We pay installments:
(a)	   Fixed PeriodPayment for a Specified
Period    : We will pay the amount applied
in equal installments plus applicable interest,
for a specified time, up to 30 years.
(b)	   Fixed AmountPayment of a Specified
Amount:     We will pay the sum in
installments in an amount that We agree
upon.  We will continue to pay the
installments until We pay the original
amount, together with any interest You have
earned.
3.	   Monthly Payment of a Life Income
Option    : We will pay the money as monthly
income for life.  You may choose from 1 of 3
ways to receive the income.  We will guarantee
payments for:
(a)	at least 10 years (called "10 Years Certain
and Life");
(b)	at least 20 years (called "20 Years Certain
and Life"); or
(c)	payment only for life.  With a life only
payment option, payments will only be made
as long as the payee is alive.  Therefore, if
the payee dies after the first payment, then
only one payment will be made.
4.	Other: You may ask Us to apply the money under
any option that We make available at the time the
benefit is paid.
We guarantee interest under the fixed options at a
rate of 2.75% a year.  We may also credit interest
under the fixed deposit options at a rate that is above
the 2.75% guaranteed rate (this is at Our complete
discretion).
Variable Options
Payments under the variable options will vary in
amount depending on the investment experience of
the investment divisions.  Variable payment options
are not available in certain states.
The annuity tables contained in the contract are based
on a 5% (five percent) assumed investment rate.  This
is a fulcrum rate around which variable annuity
payments will fluctuate to reflect whether the
investment experience of the investment divisions is
better or worse than the assumed investment rate.  If
the actual investment experience exceeds the
assumed investment rate, then the payment will
increase.  Conversely, if the actual investment
experience is less than the assumed investment rate,
then payments will decrease.
We determine the amount of the first monthly
variable payment by applying the value in each
investment division (as of a date not more than 10
business days prior to the maturity date) to the
appropriate rate (from the annuity tables in the
contract) for the payout options selected using the
payee's age and sex (where permissible).  The amount
of the first payment will then be used to determine
the number of annuity units for each investment
division.  The number of annuity units is used to
determine the amount of subsequent variable
payments.
The annuity unit value for each investment division
will be set at $10 on the first day there are contract
transactions in Our Separate Account. Thereafter the
annuity unit value will vary with the investment
experience of the investment division and will reflect
the daily asset charge We make at an effective annual
rate of 1.40%.  The annuity unit value will increase if
the net investment experience (investment experience
minus the asset charge) is greater than the 5%
assumed investment rate.  The annuity unit value will
decrease if the net investment experience is less than
the 5% assumed investment rate.
The amount of each subsequent variable payment will
be determined for each investment division by
multiplying the number of annuity units by the
annuity unit value.
Additional information on the variable annuity
payments is contained in the Statement of Additional
Information that can be obtained by writing to Our
   eExecutive Oo    ffice.
The following variable options are available:
1.	   Monthly Life Income OptionPayment of
Life Income:     We will pay the money as
monthly income for life.  You may choose from 1
of 3 ways to receive the income.  We will
guarantee payments for:
(a)	at least 10 years (called "10 Years Certain
and Life");
(b)	at least 20 years (called "20 Years Certain
and Life"); or
(c)	payment only for life.  With a life only
payment option, payments will only be made
as long as the payee is alive.  Therefore, if
the payee dies after the first payment, only
one payment will be made.
2.	   OtherAnnuity:      You may ask Us to
apply the money under any option that We make
available at the time the benefit is paid.
Transfers after the Maturity Date
After the maturity date, one transfer per contract year
may be made among the investment divisions.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take effect on the same
day if that day is a business day.  Otherwise, the
request will take effect on the business day following
the day We receive Your request.  Unit values are
determined at the close of business on the day the
request takes effectThe transfer will take effect as of
the date we receive your request    .  The transfer
request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or vice versa.
ADDITIONAL INFORMATION
   Tax-Free "Section 1035" Exchanges
You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.
You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy
(that person will generally earn a commission if You buy this contract through an exchange or otherwise).
Midland National Life Insurance Company
We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota
Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925.
We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico. Our address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
(605) 335-5700
Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Your Voting Rights As an Owner
Fund Voting Rights
We invest the assets of Our Separate Account divisions in shares of the Funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:
	to elect the Funds' Board of Directors,
to ratify the selection of independent auditors for the Funds,
	on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
	to change the investment objectives and policies.
Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholders meetings according to Your instructions.
The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions.
The Funds are not required to hold a meeting in any given year.
If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.
How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your contract value has been invested. We determine Your voting shares in each division by dividing the amount of Your contract value allocated to that division by the net asset value of one share of the corresponding
Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting. We count fractional shares.
If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do.
Voting Privileges Of Participants In Other
Companies
Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If
We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materiality impair its investment performance, then We will examine other investment options.
Our Reports to Owners
Shortly after the end of each contract year, We will send You a report that shows
	Your contract value, and
	any transactions involving Your contract value that occurred during the year. Transactions include
Your premium allocations, transfers and
withdrawals made in that year.
   The quarterly and annual statements are sent instead of sending a confirmation of certain transactions (such as the monthly deduction and premium payments by automatic checking account deductions or Civil Service allotments).
We will also send you semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.
Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.
   We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

Contract Periods, Anniversaries
We measure contract years, contract months and
contract anniversaries from the contract date shown
on Your contract's information page.  Each contract
month begins on the same day in each contract
month.  The calendar days of 29, 30, and 31 are not
used.
Dividends
We do not pay any dividends on the contract
described in this prospectus.
Performance
Performance information for the investment divisions
may appear in reports and advertising to current and
prospective owners.  The performance information is
based on the historical investment experience of the
investment division and the portfolios and does not
indicate or represent future performance.
Total returns are based on the overall dollar or
percentage change in value of a hypothetical
investment.  Total return quotations reflect changes in
portfolio share price, the automatic reinvestment by
the Separate Account of all distributions and the
deduction of applicable charges (including any
contingent deferred sales charges that would apply if
You surrendered the contract at the end of the period
indicated).  Quotations of total return may also be
shown that do not take into account certain
contractual charges such as the contingent deferred
sales charge.  The total return percentage will be
higher under this method than under the standard
method described above.
A cumulative total return reflects performance over a
stated period of time.  If the performance had been
constant over the entire period, then an average
annual total return reflects the hypothetical annually
compounded return that would have produced the
same cumulative total return.  Because average
annual total returns tend to smooth out variations in
an investment division's returns, You should
recognize that they are not the same as actual year-
by-year results.
Some investment divisions may also advertise yield.
These measures reflect the income generated by an
investment in the investment divisions over a
specified period of time.  This income is annualized
and shown as a percentage.  Yields do not take into
account capital gains or losses or the contingent
deferred sales charge.  The standard quotations of
yield reflect the contract maintenance charge.
The VIP Money Market investment division may
advertise its current and effective yield.  Current
yield reflects the income generated by an investment
in the investment division over a 7 day period.
Effective yield is calculated in a similar manner
except that income earned is assumed to be
reinvested.  The VIP II Investment Grade Bond and
the VIP High Income investment divisions may
advertise a 30 day yield which reflects the income
generated by an investment in the investment division
over a 30 day period.
Midland may also advertise performance figures for
the investment divisions based on the performance of
a portfolio prior to the time the Separate Account
commenced operations.
Your Beneficiary
You name Your beneficiary in Your contract
application.  The beneficiary is entitled to the
insurance benefits of the contract.  You may change
the beneficiary during the annuitant's lifetime by
writing to Our    eExecutive Oo    ffice.  If no
beneficiary is living when the annuitant dies, then We
will pay the death benefit to the annuitant's estate.
Assigning Your Contract
You may assign Your rights in this contract.  You
must send a copy of the assignment to Our
   eExecutive Oo    ffice.  We are not responsible
for the validity of the assignment or for any payment
We make or any action We take before We receive
notice of the assignment.  An absolute assignment is
a change of ownership.  There may be tax
consequences.
When We Pay Proceeds From This Contract
We will generally pay any death benefits,
withdrawals, or loans within seven days after
receiving the required form(s) at Our    eExecutive
Oo    ffice.  Death benefits are determined as of the
date We receive due proof of death and the election
of how the death benefit is to be paid.
We may delay payment for one or more of the
following reasons:
1)	We cannot determine the amount of the payment
because:
a)	the New York Stock Exchange is closed,
b)	trading in securities has been restricted by the
SEC, or
c)	the SEC has declared that an emergency exists,
2)	the SEC by order permits Us to delay payment to
protect Our owners, or
3)	Your premium checks have not cleared Your
bank.
We may defer payment of any withdrawal or
surrender from the General Account, for up to 6
months after We receive Your request.
Sales Agreements
The contract will be sold by individuals who, in
addition to being licensed as life insurance agents for
Midland National Life, are registered representatives
of Walnut Street Securities (WSS), or broker-dealers
who have entered into written sales agreements with
WSS.  WSS, the principal underwriter of the
contracts, is registered with the SEC as a broker-
dealer under the Securities Exchange Act of 1934 and
is a member of the National Association of Securities
Dealers, Inc.    (NASD)    .
The mailing address for WSS is:
670 Mason Ridge Center
Suite 300
St. Louis, Missouri 63141-8557
We will pay agents a commission of up to 7.75% of
premiums paid.  We may sell Our contracts through
broker-dealers registered with the SEC under the
Securities Exchange Act of 1934 that enter into
selling agreements with Us.
   To the extent permitted by NASD rules,
promotional incentives or payments may also be
provided to broker-dealers based on sales volumes,
the assumption of wholesaling functions or other
sales-related criteria.  Other payments may be made
for other services that do not directly involve the sale
of the contracts.  These services may include the
recruitment and training of personnel, production of
promotional literature, and similar services.
We intend to recoup commissions and other sales
expenses primarily, but not exclusively, through:
	the administrative charge;
	the contingent deferred sales charge;
	the mortality and expense risk charge;
	revenues, if any, received from the underlying
portfolios or their managers; and
	investment earnings on amounts allocated under
contracts to the fixed account.
Commissions paid on the contract, including other
incentives or payments, are not charged to the
contract owners or the Separate Account.
Pending regulatory approvals, We intend to distribute
the contract in all states, except New York, and in
certain possessions and territories.
Regulation
We are regulated and supervised by the Iowa
Insurance Department.  We are subject to the
insurance laws and regulations in every jurisdiction
where We sell contracts.  This contract has been filed
with and approved by insurance officials in those
states.  The provisions of this contract may vary
somewhat from jurisdiction to jurisdiction.
We submit annual reports on Our operations and
finances to insurance officials in all the jurisdictions
where We sell contracts.  The officials are
responsible for reviewing Our reports to be sure that
We are financially sound and are complying with the
applicable laws and regulations.  We are also subject
to various federal securities laws and regulations.
Discount for Employees of Sammons Enterprises,
Inc.
Employees of Sammons Enterprises, Inc., may
receive a premium contribution to the contract of
65% of the first year commission that would
normally have been paid on the employee's first year
premiums. Midland is a subsidiary of Sammons
Enterprises, Inc., and additional premium payments
contributed solely by Midland National Life will be
paid into the employee's    policycontract
during the first year.
Legal Matters
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding
certain matters relating to federal securities laws. We
are not involved in any material legal proceedings.
Financials
The financial statements of Midland National Life
Separate Account C and Midland National Life
Insurance Company, included in the registration
statement, have been audited by
PricewaterhouseCoopers LLP, independent auditors,
for the periods indicated in their report which appears
in the registration statement.  The address for
PricewaterhouseCoopers LLP is:
IBM Park Building
Suite 1300
650 Third Avenue South
Minneapolis, MN 55402-4333
The financial statements audited by
PricewaterhouseCoopers LLP have been included in
reliance on their reports given upon their authority as
experts in accounting and auditing.
Statement of Additional Information
A Statement of Additional Information is available
which contains more details concerning the subjects
discussed in this prospectus.  This Statement of
Additional Information can be acquired by checking
the appropriate box on the application form, by
writing Our    eExecutive Oo    ffice, or by
calling the Statement of Additional Information Toll
Free number at 1 800-272-1642. The following is the Table of Contents for the Statement of Additional
Information:



TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming Surrender	5
Other Performance Data	6
Adjusted Historical Performance Data	7
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	10
Required Distributions	10
DISTRIBUTION OF THE CONTRACT	10
SAFEKEEPING OF ACCOUNT ASSETS	10
STATE REGULATION	11
RECORDS AND REPORTS	11
LEGAL PROCEEDINGS	11
LEGAL MATTERS	11
EXPERTS	11
OTHER INFORMATION	11
FINANCIAL STATEMENTS	11


CONDENSED FINANCIAL INFORMATION


	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP Money Market
1993(1)	10.00	10.02	3,675
1994	10.02	10.31	207,115
1995	10.31	10.76	320,841
1996	10.76	11.18	450,641
1997	11.18	11.63	534,936
1998	11.63	12.08	1,031,930
1999	12.08	12.52	1,259,530
2000	12.52	13.14	854,558

VIP High Income
1993(1)	10.00	10.22	 268
1994	10.2	29.93	70,977
1995	9.93	11.83	139,335
1996	11.83	13.26	221,760
1997	13.26	13.58	221,760
1998	13.58	14.51	443,482
1999	14.51	15.48	457,402
2000	15.48	11.83	378,755

VIP Equity-Income
1993(1)	10.00	10.16	2,861
1994	10.16	10.71	163,874
1995	10.71	14.35	385,807
1996	14.35	16.09	696,083
1997	16.09	20.33	929,862
1998	20.33	22.37	1,212,515
1999	22.37	23.46	1,292,017
2000	23.46	25.08	1,089,815

VIP Growth
1993	10.00	10.09	2,539
1994	10.09	9.80	160,540
1995	9.80	13.32	347,738
1996	13.32	15.01	700,985
1997	15.01	18.28	917,650
1998	18.28	25.14	1,102,018
1999	25.14	34.07	1,444,405
2000	34.07	29.91	1,792,936



	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP Overseas
1993(1)	10.00	10.40	1,706
1994	10.40	10.37	147,456
1995	10.37	11.36	217,322
1996	11.36	12.59	282,107
1997	12.59	13.85	336,988
1998	13.85	15.39	300,975
1999	15.39	21.65	293,703
2000	21.65	17.27	346,900

VIP MidCap
2000 (6)	10.00	9.99	123,097

VIP II Asset Manager
1993(1)	10.00	10.48	11,474
1994	10.48	9.67	280,056
1995	9.67	11.22	362,467
1996	11.22	12.65	447,842
1997	12.65	15.05	534,109
1998	15.05	17.06	585,516
1999	17.06	18.70	603,487
2000	18.70	17.71	523,744


VIP II Investment Grade Bond
1993(1)	10.00	10.06	124
1994	10.06	9.52	31,444
1995	9.52	11.03	52,431
1996	11.03	11.22	97,711
1997	11.22	12.06	136,067
1998	12.06	12.94	343,788
1999	12.94	12.63	426,095
2000	12.63	13.85	340,769

VIP II Contrafund
1995(2)	10.00	11.84	35,906
1996	11.84	14.17	187,702
1997	14.17	17.34	397,591
1998	17.34	22.22	582,354
1999	22.22	27.23	809,424
2000	27.23	25.07	934,830

	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

VIP II Asset Manager: Growth
1995(2)	10.00	11.48	13,682
1996	11.48	13.56	71,781
1997	13.56	16.72	176,790
1998	16.72	19.38	255,206
1999	19.38	22.03	308,652
2000	22.03	19.02	299,570

VIP II Index 500
1993(1)	10.00	10.15	22
1994	10.15	10.11	32,675
1995	10.11	13.79	71,305
1996	13.79	16.57	256,789
1997	16.57	21.67	497,7741
1998	21.67	27.42	870,732
1999	27.42	32.59	1,332,497
2000	32.59	29.14	1,414,775

VIP III Growth & Income
1997	10.00	12.36	54,877
1998	12.36	15.79	301,273
1999	15.79	17.00	533,307
2000	17.00	16.16	557,245

VIP III Balanced
1997(3)	10.00	11.45	39,701
1998	11.45	13.28	146,152
1999	13.28	13.70	266,510
2000	13.70	12.92	275,343

VIP III Growth Opportunities
1997(3)	10.00	12.28	75,926
1998	12.28	15.08	320,588
1999	15.08	15.51	499,339
2000	15.51	12.68	483,155

American Century VP Capital Appreciation
1997(3)	10.00	11.35	13,870
1998	11.35	10.94	43,157
1999	10.94	17.76	56,765
2000	17.76	19.09	219,731

American Century VP Value
1997(3)	10.00	12.26	44,666
1998	12.26	12.66	141,481
1999	12.66	12.39	140,385
2000	12.39	14.43	151,155
	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

American Century VP Balanced
1997(3)	10.00	11.40	13,519
1998	11.40	13.01	45,229
1999	13.01	14.12	60,982
2000	14.12	13.56	77,654

American Century VP International
1997(3)	10.00	10.93	34,973
1998	10.93	12.79	91,430
1999	12.79	20.70	137,562
2000	20.70	16.98	280,155

American Century VP Income & Growth
1998(4)	10.00	11.92	12,172
1999	11.92	13.88	84,497
2000	13.88	12.23	167,671

MFS VIT Emerging Growth
1998(4)	10.00	12.56	10,106
1999	12.56	21.89	168,739
2000	21.89	17.35	627,082

MFS VIT Research
1998(4)	10.00	11.78	9,782
1999	11.78	14.41	106,941
2000	14.41	13.52	216,734

MFS VIT Investors Trust
1998(4)	10.00	11.54	2,539
1999	11.54	12.14	55,568
2000	12.14	11.96	87,928

MFS VIT New Discovery
1998(4)	10.00	12.89	84
1999	12.89	22.06	22,846
2000	22.06	21.32	181,758

Lord Abbett VC Growth and Income
1998(4)	10.00	10.72	14,051
1999	10.72	13.19	81,150
2000	13.19	15.07	177,087

Lord Abbett VC Mid-Cap Value
1999 (5)	10.00	10.28	2,846
2000	10.28	15.44	122,941
Lord Abbett VC International
1999 (5)	10.00	12.87	818
2000	12.87	9.06	26,139

	Accumulation		Number of
	Unit Value at	Accumulation	Accumulation
Investment	Beginning of	Unit Value at	Units at End of
Division	Period	End of Period	Period

Alger American Growth Portfolio
2000(6)	10.00	8.11	21,814

Alger American Mid-Cap Growth Portfolio
2000 (6)	10.00	8.69	28,748

Alger American Mid-Cap Growth Portfolio
2000 (6)	10.00	8.69	28,748

Alger American Leveraged All-Cap Portfolio
2000 (6)	10.00	7.51	56,253

Alger American SmallCap Portfolio
2000 (6)	10.00	7.95	1,874


(1)	  Period from 10/24/93 to 12/31/93
(2)	  Period from 5/1/95 to 12/31/95
(3)	  Period from 5/1/97 to 12/31/97
(4)	Period from 10/1/98 to 12/31/98
(5)	Period from 9/15/99 to 12/31/99
(6)	Period from 9/14/2000 to 12/29/2000
prosp3va2edgar.txt

STATEMENT OF ADDITIONAL INFORMATION FOR THE
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY II CONTRACT

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Through Midland National Life Separate Account C

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible
Premium Deferred Variable Annuity II Contract ("Contract") offered by Midland National Life Insurance Company. You
may obtain a copy of the Prospectus dated May 1,    19992001    , by
writing to Midland National Life Insurance
Company, One Midland Plaza, Sioux Falls, SD 57193. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

Dated May 1,    20002001



TABLE OF CONTENTS
	Page
THE CONTRACT
Non-Participation	3
Misstatement of Age or Sex	3
Proof of Existence and Age	3
Assignment	3
Annuity Data	3
Incontestability	3
Ownership	3
Entire Contract	3
Changes in the Contract	3
Protection of Benefits	3
Accumulation Unit Value	3
Annuity Payments	4
CALCULATION OF YIELDS AND TOTAL RETURNS
VIP Money Market Investment Division Yield Calculation	4
Other Investment Division Yield Calculations	5
Standard Total Return Calculations Assuming Surrender	5
Other Performance Data	7
Adjusted Historical Performance Data	8
FEDERAL TAX MATTERS
Tax Free Exchanges (1035) 	11
Required Distributions	11
DISTRIBUTION OF THE CONTRACT	12
SAFEKEEPING OF ACCOUNT ASSETS	12
STATE REGULATION	12
RECORDS AND REPORTS	12
LEGAL PROCEEDINGS	12
LEGAL MATTERS	12
EXPERTS	12
OTHER INFORMATION	13
FINANCIAL STATEMENTS	13


THE CONTRACT
Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Executive Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an
Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent.

However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of Our Separate Account at the end of each Business Day.
The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:
	First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.
	Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).
	Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

	Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.
The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions.
Variable payment options are not available in certain states.
The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.
The dollar amount of each subsequent payment from an Investment Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.
The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our
Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:
(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.
Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer. CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP
Money Market Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities.
This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate
Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.
The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market
Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to
365 divided by 7, and subtracting one from the result.
The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money
Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the
VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the
seven-day period ending 12/31/   99 2000     was    2.360.56    %.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the
Money Market Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income
generated by the Investment Division over a specified 30-day period. Because the yield is annualized, the yield generated by an
Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:
YIELD = 2 [ (a - b + 1)6 - 1 ]
cd
Where:	a =	net investment income earned during the period by the
Fund (or substitute funding vehicle) attributable to
		shares owned by the Investment Division.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of units outstanding during the
period.
	d =	the maximum offering price per unit on the last day of the
period.
Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.
Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales
Charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time.
Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.
The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.
Standard Total Return Calculations Assuming Surrender
Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various
periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1 + T)n = ERV
Where:	P =	an assumed initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of an assumed $1,000 payment made at the beginning of the one, five, or
	ten-year period, at the end of the one, five, or ten-year period
(or fractional portion thereof).
All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales
Charges that may be applicable to a particular period.



The following is the average annual total return information for the Investment Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown. The returns reflect the impact of any applicable contingent deferred sales charge.
Investment Division	Inception of the	     1-Year Period5-Year
Period
with	                   Investment Division	Ended 	 Ended
Inception Date	       to 12/31/   992000	12/31/992000
12/31/992000
VIP Money Market Portfolio(10/24/93)
                         3.56%                   -2.51%      3.01%
VIP II Investment Grade Bond Portfolio(10/24/93)
                         4.34%                   3.20%       3.78%
VIP High Income Portfolio(10/24/93)
                         2.04%                   -30.98%     -1.21%
VIP II Asset Manager Portfolio(10/24/93)
                          8.01%                  -14.21%     8.33%
VIP II Index 500 Portfolio(10/24/93)
                          15.82%                 -20.41%     14.92%
VIP Equity-Income Portfolio(10/24/93)
                          13.42%                 -1.69%      10.81%
VIP Growth Portfolio(10/24/93)
                          16.24%                 -23.18%     15.92%
VIP Overseas Portfolio(10/24/93)
                           7.62%                 -27.93%     7.87%
VIP II Contrafund Portfolio(5/1/95)
                           17.18%                 -18.21%    14.67%
VIP II Asset Manager:Growth Portfolio(5/1/95)
                           11.50%                  -23.49%    9.12%
VIP III Balanced Portfolio(5/1/97)
                            5.68%                  -14.54%   n/a
VIP III Growth & Income Portfolio(5/1/97)
                            12.63%                 -14.54%   n/a
VIP III Growth Opportunities Portfolio(5/1/97)
                            5.09%                  -28.51%   n/a
VIP Mid-Cap Portfolio(9/14/2000)
                            -22.57%                 19.94%   n/a
American Century VP Balanced Portfolio(5/1/97)
                            7.13%                    -12.93%  n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
                            18.06%                    -7.47%  n/a
American Century VP Value Portfolio(5/1/97)
                            9.05%                     7.05%   n/a
American Century VP International Portfolio(5/1/97)
                            14.21%                    -26.05%  n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
                            6.71%                     5.75%    n/a
MFS VIT Emerging Growth Series (10/1/98)
                           25.54%                      -31.83% n/a
MFS VIT Research Series (10/1/98)
                          11.83%                      -17.80%  n/a
MFS VIT Growth with Income Series (10/1/98)
                           5.58%                       -11.60% n/a
MFS VIT New Discovery Series (10/1/98)
                           37.99%                       -16.34% n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
                           17.63%                      4.53%    n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                            34.69%                    39.95%     n/a
Lord Abbett VCC International Portfolio(10/1/99)
                            -13.23%                  -33.95%    n/a
Alger American Small Capitalization Portfolio (9/14/2000)
                               n/a                    n/a       n/a
Alger American MidCap Growth Portfolio (9/14/2000)
                               n/a                    n/a       n/a
Alger American Growth Portfolio (9/14/2000)
                               n/a                    n/a       n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
                               n/a                    n/a       n/a

VIP Money Market (10/24/93)	 3.12%	-3.65%	2.89%
VIP II Investment Grade Bond (10/24/93)	 3.25%	-9.78%	4.77%
VIP High Income (10/24/93)	 6.80%	-0.71%	8.39%
VIP II Asset Manager (10/24/93)	10.18%	 2.19%	13.21%
VIP II Index 500 (10/24/93)	20.70%	11.48%	25.79%
VIP Equity-Income (10/24/93)	14.37%	 -2.51%	16.22%
VIP Growth (10/24/93)	21.58%	28.17%	27.37%
VIP Overseas (10/24/93)	12.87%	33.28%	14.97%
VIP II Contrafund (10/24/93)	23.28%	15.17%	N/A
VIP II Asset Manager: Growth (5/1/95)	17.68%	 6.30% 	N/A
VIP III Balanced (5/1/97)	10.43%	-4.26% 	N/A
VIP III Growth & Income (5/1/97)	20.18%	 0.29% 	N/A
VIP III Growth Opportunities (5/1/97)	15.94%	-4.53% 	N/A
American Century VP Balanced (5/1/97)	11.77%	 1.17% 	N/A
American Century VP Capital Appreciation (5/1/97)22.24%54.88% 	N/A
American Century VP Value (5/1/97)	 6.14%	 -9.59% 	N/A
American Century VP International (5/1/97)29.71%	54.40% 	N/A
American Century VP Income & Growth (10/1/98)	24.46%9.02% 	N/A
MFS VIT Emerging Growth Series (10/1/98)	82.15%	66.90% 	N/A
MFS VIT Research Series (10/1/98)	28.49%	14.96% 	N/A
MFS VIT Growth with Income Series (10/1/98)	11.12% -2.15% 	N/A
MFS VIT New Discovery Series (10/1/98)	83.31%	63.64% 	N/A
Lord Abbett VC Growth and Income (10/1/98)	19.35% 7.76% 	N/A
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A	N/A	N/A
Lord Abbett VC International (10/1/99) 	N/A	N/A	N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate
Account C for the time period shown.  No returns are shown for the
   Fidelity VIP Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since such funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/992000.

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force
through the time period shown.  Such returns will be identical to the format which assumes the Contract is surrendered except
that the Contingent Deferred Sales Charge percentage will be assumed to be 0%. The returns which assume the Contract is
kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.
The following is the average annual total return information for the Investment Division of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges
are set to zero.
Investment Division	Inception of the	      1-Year Period	5-Year
Period
with	                  Investment Division	Ended 	      Ended
Inception Date	       to 12/31/   992000	12/31/992000
	12/31/992000
VIP Money Market Portfolio(10/24/93)
                         3.76%                   4.69%             3.96%
VIP II Investment Grade Bond Portfolio(10/24/93)
                         4.53%                    10.40%           4.70%
VIP High Income Portfolio(10/24/93)
                         2.26%                   -23.78%          -0.10%
VIP II Asset Manager Portfolio(10/24/93)
                         8.16%                     -7.01%
9.10%
VIP II Index 500 Portfolio(10/24/93)
                        15.92%                    -13.21%
15.53%
VIP Equity-Income Portfolio(10/24/93)
                         13.53%                   5.51%           11.52%
VIP Growth Portfolio(10/24/93)
                         16.34%                  -15.98%
16.51%
VIP Overseas Portfolio(10/24/93)
                          7.78%                   -20.73%
8.66%
VIP II Contrafund Portfolio(5/1/95)
                          17.48%                   -11.01%        15.29%
VIP II Asset Manager:Growth Portfolio(5/1/95)
                          11.88%                 -16.29%           9.87%
VIP III Balanced Portfolio(5/1/97)
                          7.13%                    -7.34%          n/a
VIP III Growth & Income Portfolio(5/1/97)
                         13.86%                    -7.34%          n/a
VIP III Growth Opportunities Portfolio(5/1/97)
                          6.57%                    -21.31%         n/a
VIP Mid-Cap Portfolio(9/14/2000)
                         -0.31%                    27.14%          n/a
American Century VP Balanced Portfolio(5/1/97)
                          8.53%                     -5.73%         n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
                         19.15%                     -0.27%         n/a
American Century VP Value Portfolio(5/1/97)
                         10.39%                     14.25%         n/a
American Century VP International Portfolio(5/1/97)
                         15.40%                    -18.85%        n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
                          9.25%                    -14.23%        n/a
MFS VIT Emerging Growth Series (10/1/98)
                         27.62%                     -24.63%       n/a
MFS VIT Research Series (10/1/98)
                         14.23%                     -10.60%       n/a
MFS VIT Growth with Income Series (10/1/98)
                          8.15%                       -4.40%      n/a
MFS VIT New Discovery Series (10/1/98)
                          39.84%                     -9.14%      n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
                         19.89%                       11.73%    n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                         39.75%                       47.15%    n/a
Lord Abbett VCC International Portfolio(10/1/99)
                         -7.49%                        -26.75% n/a
Alger American Small Capitalization Portfolio (9/14/2000)
                          n/a                          n/a      n/a
Alger American MidCap Growth Portfolio (9/14/2000)
                          n/a                          n/a      n/a
Alger American Growth Portfolio (9/14/2000)
                          n/a                          n/a      n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
                          n/a                          n/a      n/a

VIP Money Market (10/24/93)	3.61%	 3.55%	3.84%
VIP II Investment Grade Bond (10/24/93)	 3.74%	-2.58%	5.65%
VIP High Income (10/24/93)	 7.21%	 6.49%	9.16%
VIP II Asset Manager (10/24/93)	10.53%	 9.39%	13.86%
VIP II Index 500 (10/24/93)	20.92%	18.68%	26.22%
VIP Equity-Income (10/24/93)	14.66%	 4.69%	16.80%
VIP Growth (10/24/93)	21.79%	35.37%	27.77%
VIP Overseas (10/24/93)	13.18%	40.48%	15.58%
VIP II Contrafund (10/24/93)	23.81%	22.37%	N/A
VIP II Asset Manager: Growth (5/1/95)	18.31%	13.50% 	N/A
VIP III Balanced (5/1/97)	12.40%	 2.94% 	N/A
VIP III Growth & Income (5/1/97)	21.90%	 7.49% 	N/A
VIP III Growth Opportunities (5/1/97)	17.76%	 2.67% 	N/A
American Century VP Balanced (5/1/97)	13.70%	 8.37% 	N/A
American Century VP Capital Appreciation (5/1/97)23.91%62.08% 	N/A
American Century VP Value (5/1/97)	 8.24%	 -2.38% 	N/A
American Century VP International (5/1/97)	 31.23%61.60% 	N/A
American Century VP Income & Growth (10/1/98)	29.89%16.22% 	N/A
MFS VIT Emerging Growth Series (10/1/98)	87.10%	74.10% 	N/A
MFS VIT Research Series (10/1/98)	33.88%	22.16% 	N/A
MFS VIT Growth with Income Series (10/1/98)16.70%	 5.05% 	N/A
MFS VIT New Discovery Series (10/1/98)	88.25%	70.84% 	N/A
Lord Abbett VC Growth and Income (10/1/98)	24.83%14.96% 	N/A
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A 	N/A 	N/A
Lord Abbett VC International (10/1/99) 	N/A 	N/A 	N/A

N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland
National Life Separate Account C for the time period shown.  No returns
are shown for the    Fidelity VIP Mid-Cap Portfolio,
Alger American Small Capitalization Portfolio, Alger American MidCap
Growth Portfolio, Alger American Growth Portfolio nor the
Alger American Leveraged AllCap Portfolio Lord Abbett VC Mid-Cap Value
or Lord Abbett VC International since such funds had
not been included in Midland National Life Separate Account C for more than 12 months at 12/31/99.2000
 .
Other Performance Data
Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-
force assume that the Contingent Deferred Sales Charge percentage will be zero.
CTR = [ERV/P] - 1
Where:	CTR =	the cumulative total return net of Investment Division
recurring charges for the period.
	ERV =	ending redeemable value of an assumed $1,000 payment at the
beginning of the one, five, or
	ten year period at the end of the one, five, or ten-year period
(or fractional portion thereof).
	P      =	an assumed initial payment of $1,000
The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.
Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.
The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

Investment Division	Inception of the    	1-Year Period	5-Year
Period
with	                  Investment Division	Ended 	      Ended
Inception Date	       to 12/31/   992000	12/31/992000
	12/31/992000
VIP Money Market Portfolio(10/24/93)
                         28.60%                  -2.51%           15.98%
VIP II Investment Grade Bond Portfolio(10/24/93)
                         35.72%                  3.20%            20.38%
VIP High Income Portfolio(10/24/93)
                          15.64%                -30.98%           -5.91%
VIP II Asset Manager Portfolio(10/24/93)
                          73.99%                -14.21%           49.19%
VIP II Index 500 Portfolio(10/24/93)
                          187.54%               -20.41%          100.44%
VIP Equity-Income Portfolio(10/24/93)
                          147.28%                -1.69%           67.07%
VIP Growth Portfolio(10/24/93)
                          195.17%                -23.18%         109.31%
VIP Overseas Portfolio(10/24/93)
                          69.60%                 -27.93%          46.05%
VIP II Contrafund Portfolio(5/1/95)
                         145.84%                  -18.21%         98.27%
VIP II Asset Manager:Growth Portfolio(5/1/95)
                          85.47%                  -23.49%         54.71%
VIP III Balanced Portfolio(5/1/97)
                          22.47%                  -14.54%           n/a
VIP III Growth & Income Portfolio(5/1/97)
                          54.75%                  -14.54%           n/a
VIP III Growth Opportunities Portfolio(5/1/97)
                          20.01%                   -28.51%          n/a
VIP Mid-Cap Portfolio(9/14/2000)
                           -7.29%                   19.94%          n/a
American Century VP Balanced Portfolio(5/1/97)
                           28.76%                    -12.93%        n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
                           83.97%                    -7.47%         n/a
American Century VP Value Portfolio(5/1/97)

                            37.45%                   7.05%         n/a
American Century VP International Portfolio(5/1/97)
                            62.89%                   -26.05%       n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
                            15.75%                   5.75%         n/a
MFS VIT Emerging Growth Series (10/1/98)
                            66.89%                  -31.83%        n/a
MFS VIT Research Series (10/1/98)
                            28.63%                  -17.80%        n/a
MFS VIT Growth with Income Series (10/1/98)
                            13.00%                  -11.60%        n/a
MFS VIT New Discovery Series (10/1/98)
                            106.50%                 -16.34%        n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
                             44.16%                   4.53%        n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                             47.10%                  39.95%        n/a
Lord Abbett VCC International Portfolio(10/1/99)
                             -16.80%                 -33.95%       n/a
Alger American Small Capitalization Portfolio (9/14/2000)
                                n/a                    n/a         n/a
Alger American MidCap Growth Portfolio (9/14/2000)
                                n/a                    n/a         n/a
Alger American Growth Portfolio (9/14/2000)
                                n/a                    n/a         n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
                                n/a                    n/a        n/a

VIP Money Market (10/24/93)	 20.94%	-3.65%	15.31%
VIP II Investment Grade Bond (10/24/93)	 21.91%	-9.78%	26.24%
VIP High Income (10/24/93)	 50.26%	-0.71%	49.60%
VIP II Asset Manager (10/24/93)	 82.22%	 2.19%	85.96%
VIP II Index 500 (10/24/93)	220.43%	11.48%	214.94%
VIP Equity-Income (10/24/93)	129.59%	 -2.51%	112.03%
VIP Growth (10/24/93)	235.13%	28.17%	235.22%
VIP Overseas (10/24/93)	111.57%	33.28%	100.87%
VIP II Contrafund (10/24/93)	165.80%	15.17%	N/A
VIP II Asset Manager: Growth (5/1/95)	113.93%	 6.30% 	N/A
VIP III Balanced (5/1/97)	 30.31%	-4.26% 	N/A
VIP III Growth & Income (5/1/97)	 63.33%	 0.29% 	N/A
VIP III Growth Opportunities (5/1/97)	 48.39%	-4.53% 	N/A
American Century VP Balanced (5/1/97)	 34.56%	 1.17% 	N/A
American Century VP Capital Appreciation (5/1/97)	 70.90%	54.88%
	N/A
American Century VP Value (5/1/97)	 17.23%	 -9.59% 	N/A
American Century VP International (5/1/97)	100.22%	54.40%
	N/A
American Century VP Income & Growth (10/1/98)	31.44%	 9.02%
	N/A
MFS VIT Emerging Growth Series (10/1/98)	111.53%	66.90% 	N/A
MFS VIT Research Series (10/1/98)	 36.78%	14.96% 	N/A
MFS VIT Growth with Income Series (10/1/98)	 14.08%	 -2.15%
	N/A
MFS VIT New Discovery Series (10/1/98)	113.21%	63.64% 	N/A
Lord Abbett VC Growth and Income (10/1/98)	 24.73%	 7.76%
	N/A
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A 	N/A 	N/A
Lord Abbett VC International (10/1/99) 	N/A 	N/A 	N/A
N/A - The return information for these Investment Divisions is not reflected as the funds had not been included in Midland
National Life Separate Account C for the time period shown.  No returns
are shown for    the Fidelity VIP Mid-Cap Portfolio,
Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio nor the
Alger American Leveraged AllCap Portfolio the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since such funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/99.2000
The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

InvestmentDivision Inception of the	     1-Year Period	5-Year
Period
with	             Investment Division	Ended 	      Ended
InceptionDate	 to 12/31/   992000    12/31/992000	      12/31/992000
VIP Money Market Portfolio(10/24/93)
                    30.40%                4.69%              21.43%
VIP II Investment Grade Bond Portfolio(10/24/93)
                    37.52%                10.40%             25.82%
VIP High Income Portfolio(10/24/93)
                    17.44%                -23.78%            -0.50%
VIP II Asset Manager Portfolio(10/24/93)
                    75.79%                 -7.01%             54.57%
VIP II Index 500 Portfolio(10/24/93)
                    189.34%                -13.21%            105.81%
VIP Equity-Income Portfolio(10/24/93)
                    149.08%                5.51%               72.49%
VIP Growth Portfolio(10/24/93)
                    196.97%                -15.98%             114.69%
VIP Overseas Portfolio(10/24/93)
                     71.40%               -20.73%               51.48%
VIP II Contrafund Portfolio(5/1/95)
                   149.44%                 -11.01%             103.68%
VIP II Asset Manager:Growth Portfolio(5/1/95)
                    89.07%                  -16.29%             60.10%
VIP III Balanced Portfolio(5/1/97)
                    28.77%                   -7.34%            n/a
VIP III Growth & Income Portfolio(5/1/97)
                    61.05%                   -7.34%            n/a
VIP III Growth Opportunities Portfolio(5/1/97)
                     26.31%                  -21.31%          n/a
VIP Mid-Cap Portfolio(9/14/2000)
                     -0.09%                   27.14%          n/a
American Century VP Balanced Portfolio(5/1/97)
                     35.06%                   -5.73%          n/a
American Century VP Capital Appreciation Portfolio(5/1/97)
                     90.27%                   -0.27%          n/a
American Century VP Value Portfolio(5/1/97)
                     43.75%                    14.25%        n/a
American Century VP International Portfolio(5/1/97)
                     69.19%                     -18.85%      n/a
American Century VP Income & Growth Portfolio(10/1/1/98)
                     22.05%                     -14.23%      n/a
MFS VIT Emerging Growth Series (10/1/98)

                    73.19%                     -24.63%      n/a
MFS VIT Research Series (10/1/98)
                    34.93%                      -10.60%     n/a
MFS VIT Growth with Income Series (10/1/98)
                    19.30%                      -4.40%      n/a
MFS VIT New Discovery Series (10/1/98)
                   112.80%                      -9.14%      n/a
Lord, Abbett VCC Growth and Income Portfolio (10/1/98)
                    50.46%                       11.73%     n/a
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                    54.30%                       47.15%     n/a
Lord Abbett VCC International Portfolio(10/1/99)
                    -9.60%                       -26.75%    n/a
Alger American Small Capitalization Portfolio (9/14/2000)
                      n/a                         n/a       n/a
Alger American MidCap Growth Portfolio (9/14/2000)
                      n/a                         n/a       n/a
Alger American Growth Portfolio (9/14/2000)
                      n/a                         n/a       n/a
Alger American Leveraged AllCap Portfolio (9/14/2000)
                      n/a                         n/a       n/a

VIP Money Market (10/24/93)	24.54%	 3.55%	20.73%
VIP II Investment Grade Bond (10/24/93)	25.51%	-2.58%	31.63%
VIP High Income (10/24/93)	53.86%	 6.49%	54.99%
VIP II Asset Manager (10/24/93)	85.82%	 9.39%	91.36%
VIP II Index 500 (10/24/93)	224.03%	18.68%	220.36%
VIP Equity-Income (10/24/93)	133.19%	 4.69%	117.38%
VIP Growth (10/24/93)	238.73%	35.37%	240.52%
VIP Overseas (10/24/93)	115.17%	40.48%	106.26%
VIP II Contrafund (10/24/93)	171.20%	22.37%	N/A
VIP II Asset Manager: Growth (5/1/95)	119.33%	13.50% 	N/A
VIP III Balanced (5/1/97)	 36.61%	 2.94% 	N/A
VIP III Growth & Income (5/1/97)	 69.63%	 7.94% 	N/A
VIP III Growth Opportunities (5/1/97)	 54.69%	 2.67% 	N/A
American Century VP Balanced (5/1/97)	 40.86%	 8.37% 	N/A
American Century VP Capital Appreciation (5/1/97)	 77.20%	62.08%
	N/A
American Century VP Value (5/1/97)	 23.53%	 -2.38% 	N/A
American Century VP International (5/1/97)	106.52%	61.60%
	N/A
American Century VP Income & Growth (10/1/98)	38.64%	16.22%
	N/A
MFS VIT Emerging Growth Series (10/1/98)	118.73%	74.10% 	N/A
MFS VIT Research Series (10/1/98)	 43.98%	22.16% 	N/A
MFS VIT Growth with Income Series (10/1/98)	 21.28%	 5.05%
	N/A
MFS VIT New Discovery Series (10/1/98)	120.41%	70.84% 	N/A
Lord Abbett VC Growth and Income (10/1/98)	 31.93%	14.96%
	N/A
Lord Abbett VC Mid-Cap Value (9/15/99)	N/A 	N/A 	N/A
Lord Abbett VC International (9/15/99) 	N/A 	N/A 	N/A
N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate
Account C for the time period shown.  No returns are shown    for the
Fidelity VIP Mid-Cap Portfolio, Alger American Small
Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio nor the Alger American
Leveraged AllCap Portfolio for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since such funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/992000.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment
Division commenced operations, based on the assumption that the Investment Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment
Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment
Division will invest in.
Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. This Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 Contract Maintenance Charge. This additional amount is based on an average Contract Value of
   $33,000$30,000    , so it is calculated as $35   /$33,000$30,000    ,
or 0.11% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.
Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred
Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).
The following is the average annual total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.


Investment Division	Inception of the	10-Year Period	5-Year
Period
with Portfolio	      Portfolio to	Ended	            Ended
Inception Date	      12/31   /992000	12/31/992000	12/31/992000
VIP Money Market Portfolio(4/1/82)
                         5.06%             3.51%             3.01%
VIP II Investment Grade Bond Portfolio(12/5/88)
                         6.18%             6.12%             3.78%
VIP High Income Portfolio(9/19/85)
                         6.64%             8.17%             -1.21%
VIP II Asset Manager Portfolio(9/6/89)
                         9.33%              10.07%          8.33%
VIP II Index 500 Portfolio(8/27/92)
                         14.75%              N/A            14.92%
VIP Equity-Income Portfolio(10/9/86)
                         11.56%              15.43%          10.81%
VIP Growth Portfolio(10/9/86)
                         14.26%              17.72%           15.92%
VIP Overseas Portfolio(1/28/87)
                           6.71%               7.56%          7.87%
VIP II Contrafund Portfolio(1/3/95)
                          18.42%              N/A            14.67%
VIP II Asset Manager:Growth Portfolio(1/3/95)
                          11.26%             N/A              9.12%
VIP III Balanced Portfolio(1/3/95)
                           7.80%             N/A              6.75%
VIP III Growth & Income Portfolio(12/31/96)
                          11.69%             N/A               N/A
VIP III Growth Opportunities Portfolio(1/3/95)
                          11.12%             N/A              7.33%
VIP Mid-Cap Portfolio(12/28/98)
                          36.12%             N/A              N/A
American Century VP Balanced Portfolio(5/1/91)
                           8.03%             N/A            7.17%
American Century VP Capital Appreciation Portfolio(11/20/87)
                           9.47%            9.98%            6.08%
American Century VP Value Portfolio(5/1/96)
                           9.58%            N/A              N/A
American Century VP International Portfolio(5/1/94)
                          11.43%            N/A              14.47%
American Century VP Income & Growth Portfolio(10/30/97)
                          7.91%             N/A               N/A
MFS VIT Emerging Growth Series (7/24/95)
                          20.40%            N/A              18.59%
MFS VIT Research Series (7/26/95)
                          13.92%            N/A              13.82%
MFS VIT Growth with Income Series (10/9/95)
                          13.80%             N/A            13.00%
MFS VIT New Discovery Series (5/1/98)
                          16.54%            N/A              N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
                          14.19%            15.69%            14.96%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                          27.54%              N/A             N/A
Lord Abbett VCC International Portfolio(10/1/99)
                         -10.19%              N/A             N/A
Alger American Small Capitalization Portfolio (9/21/88)
                          13.26%              10.80%         2.46%
Alger American MidCap Growth Portfolio (5/3/93)
                       19.72%              N/A              15.52%
Alger American Growth Portfolio (1/9/89)
                       17.16%            18.20%              15.94%
Alger American Leveraged AllCap Portfolio (1/25/95)
                       27.38%             N/A               19.55%

VIP Money Market (4/1/82)	 5.06%	 3.66%	2.89%
VIP II Investment Grade Bond (12/5/88)	 5.80%	 5.54%	4.77%
VIP High Income (9/19/85)	 9.17%	10.71%	8.39%
VIP II Asset Manager (9/6/89)	11.05%	11.41%	13.21%
VIP II Index 500 (8/27/92)	19.11%	N/A	25.79%
VIP Equity-Income (10/9/86)	12.02%	12.74%	16.22%
VIP Growth (10/9/86)	16.94%	18.11%	27.37%
VIP Overseas (1/28/87)	 9.18%	9.72%	14.97%
VIP II Contrafund (1/3/95)	25.36%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	17.77%	N/A	N/A
VIP III Balanced (1/3/95)	11.04%	N/A	11.05%
VIP III Growth & Income (12/31/96)	18.76%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	19.10%	N/A	19.11%
American Century VP Balanced (5/1/91)	 9.74%	N/A	 12.51%
American Century VP Capital Appreciation (11/20/87)	10.31%	9.69%
	11.90%
American Century VP Value (5/1/96)	 7.98%	N/A	N/A
American Century VP International (5/1/94)	17.83%	N/A	21.92%
American Century VP Income & Growth (10/30/97)	20.34%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)	33.84%	N/A	N/A
MFS VIT Research Series (7/26/95)	20.27%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	18.49%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	35.19%	N/A	N/A
Lord Abbettt VC Growth and Income (12/11/89)	14.43%	14.47%
	18.17%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.


The following is the average annual total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

Investment Division	Inception of the	10-Year Period	5-Year
Period
with Portfolio	      Portfolio to	Ended	            Ended
Inception Date	      12/31   /992000	12/31/992000	12/31/992000
VIP Money Market Portfolio(4/1/82)
                         5.06%            3.51%               3.96%
VIP II Investment Grade Bond Portfolio(12/5/88)
                         6.18%            6.12%               4.70%
VIP High Income Portfolio(9/19/85)
                         6.64%            8.17%              -0.10%
VIP II Asset Manager Portfolio(9/6/89)
                         9.33%            10.07%              9.10%
VIP II Index 500 Portfolio(8/27/92)
                        14.75%               N/A             15.53%
VIP Equity-Income Portfolio(10/9/86)
                        11.56%              15.43%            11.52%
VIP Growth Portfolio(10/9/86)
                        14.26%              17.72%            16.51%
VIP Overseas Portfolio(1/28/87)
                         6.71%              7.56%             8.66%
VIP II Contrafund Portfolio(1/3/95)
                         18.74%              N/A              15.29%
VIP II Asset Manager:Growth Portfolio(1/3/95)
                         11.70%             N/A              9.87%
VIP III Balanced Portfolio(1/3/95)
                          8.31%             N/A              7.57%
VIP III Growth & Income Portfolio(12/31/96)
                         12.65%             N/A                N/A
VIP III Growth Opportunities Portfolio(1/3/95)
                         11.56%             N/A              8.13%
VIP Mid-Cap Portfolio(12/28/98)
                         38.40%             N/A               N/A
American Century VP Balanced Portfolio(5/1/91)
                          8.03%             N/A                7.98%
American Century VP Capital Appreciation Portfolio(11/20/87)
                          9.47%             9.98%             6.92%
American Century VP Value Portfolio(5/1/96)
                         10.39%            N/A                N/A
American Century VP International Portfolio(5/1/94)
                          11.72%            N/A              15.09%
American Century VP Income & Growth Portfolio(10/30/97)
                           9.56%            N/A               N/A
MFS VIT Emerging Growth Series (7/24/95)
                          20.76%            N/A              19.13%
MFS VIT Research Series (7/26/95)
                          14.38%            N/A              14.46%
MFS VIT Growth with Income Series (10/9/95)
                          14.29%            N/A              13.65%
MFS VIT New Discovery Series (5/1/98)
                          18.35%            N/A              N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
                           14.19%           15.69%          15.57%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                           32.68%            N/A              N/A
Lord Abbett VCC International Portfolio(10/1/99)
                           -4.51%            N/A              N/A
Alger American Small Capitalization Portfolio (9/21/88)
                           13.26%           10.80%            3.42%
Alger American MidCap Growth Portfolio (5/3/93)
                           19.79%            N/A              16.12%
Alger American Growth Portfolio (1/9/89)
                           17.16%            18.20%            16.53%
Alger American Leveraged AllCap Portfolio (1/25/95)
                           27.61%             N/A              19.88%

VIP Money Market (4/1/82)	5.06%	3.66%	3.84%
VIP II Investment Grade Bond (12/5/88)	5.80%	5.54%	5.65%
VIP High Income (9/19/85)	9.17%	10.71%	9.16%
VIP II Asset Manager (9/6/89)	11.05%	11.41%	13.86%
VIP II Index 500 (8/27/92)	19.19%	N/A	26.22%
VIP Equity-Income (10/9/86)	12.02%	12.74%	16.80%
VIP Growth (10/9/86)	16.94%	18.11%	27.77%
VIP Overseas (1/28/87)	 9.18%	 9.72%	15.58%
VIP II Contrafund (1/3/95)	25.80%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	18.33%	N/A	N/A
VIP III Balanced (1/3/95)	11.74%	N/A	11.75%
VIP III Growth & Income (12/31/96)	20.23%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	19.63%	N/A	19.64%
American Century VP Balanced (5/1/91)	 9.74%	N/A	13.18%
American Century VP Capital Appreciation (11/20/87)	10.31%9.69%	12.58%
American Century VP Value (5/1/96)	 9.36%	N/A	N/A
American Century VP International (5/1/94)	18.19%	N/A	22.41%
American Century VP Income & Growth (10/30/97)	22.65%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95)	34.29%	N/A	N/A
MFS VIT Research Series (7/26/95)	20.91%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	19.22%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	36.68%	N/A	N/A
Lord Abbett VC Growth and Income (12/11/89)	14.43%14.47%	18.72%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.
The following is the cumulative total return information based on the assumption that the Contract is surrendered at the end of the time period shown. The impact of any applicable Contingent Deferred Sales Charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

Investment Division	Inception of the	10-Year Period	5-Year
Period
with Portfolio    	Portfolio to	Ended	            Ended
Inception Date	      12/31/   992000	12/31/992000	12/31/992000
VIP Money Market Portfolio(4/1/82)
                        152.66%            41.20%           15.98%
VIP II Investment Grade Bond Portfolio(12/5/88)
                        106.31%             81.12%         20.38%
VIP High Income Portfolio(9/19/85)
                        167.36%            119.31%          -5.91%
VIP II Asset Manager Portfolio(9/6/89)
                        174.78%            161.03%           49.19%
VIP II Index 500 Portfolio(8/27/92)
                       215.54%             N/A                100.44%
VIP Equity-Income Portfolio(10/9/86)
                       374.78%             319.94%            67.07%
VIP Growth Portfolio(10/9/86)
                       567.23%              411.10%           109.31%
VIP Overseas Portfolio(1/28/87)
                       147.22%              107.26%           46.05%
VIP II Contrafund Portfolio(1/3/95)
                       175.60%               N/A              98.27%
VIP II Asset Manager:Growth Portfolio(1/3/95)
                        89.64%               N/A              54.71%
VIP III Balanced Portfolio(1/3/95)
                        56.88%              N/A                38.62%
VIP III Growth & Income Portfolio(12/31/96)
                   55.67%              N/A                  N/A
VIP III Growth Opportunities Portfolio(1/3/95)
                   88.23%              N/A                  42.43%
VIP Mid-Cap Portfolio(12/28/98)
                  85.92%               N/A                  N/A
American Century VP Balanced Portfolio(5/1/91)
                 111.25%              N/A                   41.37%
American Century VP Capital Appreciation Portfolio(11/20/87)
                 228.04%              158.90%               34.33%
American Century VP Value Portfolio(5/1/96)
                 53.29%                 N/A                 N/A
American Century VP International Portfolio(5/1/94)
                105.93%                N/A                  96.54%
American Century VP Income & Growth Portfolio(10/30/97)
                27.30%                N/A                   N/A
MFS VIT Emerging Growth Series (7/24/95)
               174.74%                N/A                   134.55%
MFS VIT Research Series (7/26/95)
               103.16%                N/A                   91.03%
MFS VIT Growth with Income Series (10/9/95)
                96.68%                N/A                   84.24%
MFS VIT New Discovery Series (5/1/98)
                50.52%                N/A                   N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
                334.12%              329.50%                100.79%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                 37.06%               N/A                   N/A
Lord Abbett VCC International Portfolio(10/1/99)
                 -13.00%             N/A                    N/A
Alger American Small Capitalization Portfolio (9/21/88)
                 361.47%            178.87%                12.92%
Alger American MidCap Growth Portfolio (5/3/93)
                 297.57%             N/A                   105.72%
Alger American Growth Portfolio (1/9/89)
                 567.10%            432.32%                 109.49%
Alger American Leveraged AllCap Portfolio (1/25/95)
                 320.68%           N/A                     144.20%

VIP Money Market (4/1/82)	140.38%	 43.26%	15.31%
VIP II Investment Grade Bond (12/5/88)	86.67%	 71.46%	26.24%
VIP High Income (9/19/85)	250.29%	176.61%	49.60%
VIP II Asset Manager (9/6/89)	195.18%	194.61%	85.96%
VIP II Index 500 (8/27/92)	261.49%	N/A	214.94%
VIP Equity-Income (10/9/86)	349.40%	231.73%	112.03%
VIP Growth (10/9/86)	693.09%	428.28%	235.22%
VIP Overseas (1/28/87)	211.47%	152.85%	100.87%
VIP II Contrafund (1/3/95)	209.21%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95)	126.39%	N/A	N/A
VIP III Balanced (1/3/95)	 68.68%	N/A	 68.89%
VIP III Growth & Income (12/31/96)	 67.49%	N/A	N/A
VIP III Growth Opportunities (1/3/95)	139.40%	N/A	139.74%
American Century VP Balanced (5/1/91)	123.90%	N/A	 80.28%
American Century VP Capital Appreciation (11/20/87)	 228.52%
	152.16%	 75.45%
American Century VP Value (5/1/96)	 32.54%	N/A	N/A
American Century VP International (5/1/94)	153.54%	N/A	N/A
American Century VP Income & Growth (10/30/97)	 49.43%	N/A	N/A
MRS VIT Emerging Growth Series (7/24/98)	264.93%	N/A	N/A
MFS VIT Research Series (7/26/95)	126.79%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95)	104.95%	N/A	N/A
MFS VIT New Discovery Series (5/1/98)	 65.37%	N/A	N/A
Lord Abbett VC Growth and Income (12/11/89)	288.15%	286.29%
	130.43%
Lord Abbett VC Mid-Cap Value (10/1/99)	N/A	N/A 	N/A
Lord Abbett VC International (10/1/99)	N/A	N/A 	N/A


No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.
The following is the cumulative total return information based on the assumption that the Contract is kept in-force through the end of the time period shown. The Contingent Deferred Sales Charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

Investment Division	Inception of the	10-Year Period	5-Year
Period
with Portfolio	      Portfolio to	Ended	            Ended
Inception Date	      12/31/   992000	12/31/992000	12/31/992000
VIP Money Market Portfolio(4/1/82)
                        152.66%             41.20%            21.43%
VIP II Investment Grade Bond Portfolio(12/5/88)
                        106.31%              81.12%           25.82%
VIP High Income Portfolio(9/19/85)
                        167.36%             119.31%          -0.50%
VIP II Asset Manager Portfolio(9/6/89)
                        174.78%             161.03%          54.57%
VIP II Index 500 Portfolio(8/27/92)
                        215.54%              N/A             105.81%
VIP Equity-Income Portfolio(10/9/86)
                        374.78%             319.94%            72.49%
VIP Growth Portfolio(10/9/86)
                        567.23%             411.10%           114.69%
VIP Overseas Portfolio(1/28/87)
                        147.22%             107.26%           51.48%
VIP II Contrafund Portfolio(1/3/95)
                        180.10%              n/A              103.68%
VIP II Asset Manager:Growth Portfolio(1/3/95)
                         94.14%              N/A              60.10%
VIP III Balanced Portfolio(1/3/95)
                         61.38%              N/A              44.03%
VIP III Growth & Income Portfolio(12/31/96)
                         61.07%              N/A              N/A
VIP III Growth Opportunities Portfolio(1/3/95)
                         92.73%               N/A             47.82%
VIP Mid-Cap Portfolio(12/28/98)
                        92.22%                N/A             N/A
American Century VP Balanced Portfolio(5/1/91)
                       111.25%               N/A              46.80%
American Century VP Capital Appreciation Portfolio(11/20/87)
                       228.04%              158.90%            39.73%
American Century VP Value Portfolio(5/1/96)
                        58.69%               N/A                n/A
American Century VP International Portfolio(5/1/94)
                      109.53%               N/A               101.92%
American Century VP Income & Growth Portfolio(10/30/97)
                      33.60%                N/A                N/A
MFS VIT Emerging Growth Series (7/24/95)
                     179.24%                N/A               139.94%
MFS VIT Research Series (7/26/95)
                     107.66%               N/A                96.46%
MFS VIT Growth with Income Series (10/9/95)
                     101.18%              N/A                 89.60%
MFS VIT New Discovery Series (5/1/98)
                     56.82%               n/A                  N/A
Lord, Abbett VCC Growth and Income Portfolio (12/11/89)
                     334.12%              329.50%             106.17%
Lord Abbett VCC Mid-Cap Value Portfolio(10/1/99)
                      44.26%               N/A                 N/A
Lord Abbett VCC International Portfolio(10/1/99)
                      -5.80%               n/A                 N/A
Alger American Small  Capitalization Portfolio (9/21/88)
                     361.47%             178.87%               18.31%
Alger American MidCap Growth Portfolio (5/3/93)
                     299.37%               n/A                111.12%
Alger American Growth Portfolio (1/9/89)
                     567.10%              432.32%              114.88%
Alger American Leveraged AllCap Portfolio (1/25/95)
                     325.18%              N/A                   147.59%

VIP Money Market (4/1/82)	140.38%	43.26%	 20.73%
VIP II Investment Grade Bond (12/5/88) 	 86.67%	71.46%
31.63%
VIP High Income (9/19/85) 	250.29%	176.61%	 54.99%
VIP II Asset Manager (9/6/89) 	195.18%	194.61%	 91.36%
VIP II Index 500 (8/27/92) 	263.29%	N/A%	220.36%
VIP Equity-Income (10/9/86) 	349.40%	231.73%	117.38%
VIP Growth (10/9/86) 	693.09%	428.28%	240.52%
VIP Overseas (1/28/87) 	211.47%	152.85%	106.26%
VIP II Contrafund (1/3/95) 	214.61%	N/A	N/A
VIP II Asset Manager: Growth (1/3/95) 	131.79%	N/A	N/A
VIP III Balanced (1/3/95) 	 74.08%	N/A	 74.28%
VIP III Growth & Income (12/31/96) 	 73.79%	N/A	N/A
VIP III Growth Opportunities (1/3/95) 	144.80%	N/A	145.12%
American Century VP Balanced (5/1/91) 	123.90%	N/A	 85.72%
American Century VP Capital Appreciation (11/20/87) 	 228.52%
	152.16%	 80.84%
American Century VP Value (5/1/96) 	 38.84%	N/A	N/A
American Century VP International (5/1/94) 	158.04%	N/A
	174.84%
American Century VP Income & Growth (10/30/97) 	 55.73%	N/A	N/A
MFS VIT Emerging Growth Series (7/24/95) 	270.33%	N/A	N/A
MFS VIT Research Series (7/26/95) 	132.19%	N/A	N/A
MFS VIT Growth with Income Series (10/9/95) 	110.35%	N/A	N/A
MFS VIT New Discovery Series 5/1/98) 	 72.57%	N/A	N/A
Lord Abbett VC Growth and Income (12/11/89) 	288.15%	286.29%
	135.84%
Lord Abbett VC Mid-Cap Value (10/1/99) 	N/A	N/A	N/A
Lord Abbett VC International (10/1/99) 	N/A	N/A	N/A

No returns are shown for the Lord Abbett VC Mid-Cap Value or Lord Abbett VC International since funds had not been in existence for more than 12 months at 12/31/99.

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under
Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Premiums and non-
Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified
Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified
Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated
Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities (WSS), the principal underwriter of the Contract, is registered with the Securities and Exchange
Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The address for WSS is as follows: Walnut Street Securities, 670 Mason Ridge Center, Suite 300, St.
Louis, MO 63141-8557.
The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with WSS. The offering of the Contracts is continuous and WSS does not anticipate discontinuing the offering of the Contracts. However, WSS does reserve the right to discontinue the offering of the Contracts. Midland will pay an underwriting commission to WSS equal to 0.09688% of all Variable Annuity II premiums.

The following table shows the aggregate dollar amount of underwriting commissions paid during the last three years.
		Underwriting
	Year	Commissions
      1997      0
      1998	$2,857,416
	1999	$4,074,697
2000	$4,128,697
2001
SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.
STATE REGULATION
Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.
RECORDS AND REPORTS
All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.
LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan LLP, of Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration
Statement. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP
IBM Park Building, Suite 1300
650 Third Avenue S.
Minneapolis, MN  55402-4333

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information.
Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.

VA2SAI2001.txt

								             	Value

								            	Per

ASSETS							Shares		Share


Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $11,227,632)
                                 	11,227,632 1.00 		$11,227,632
High Income Portfolio (cost $6,002,481)
                                	547,909    8.18 		4,481,899
Equity-Income Portfolio (cost $25,858,835)
	                        	1,070,959 25.52 		27,330,870
Growth Portfolio (cost $55,819,445)
                              	1,228,419 43.65 		53,620,470
Overseas Portfolio (cost $6,413,874)
                              	299,638   19.99 		5,989,762
Midcap Portfolio (cost $1,184,663)
                                 	60,749    20.25 		1,230,175

Variable Insurance Products Fund II:

Asset Manager Portfolio (cost $9,813,556)
	                             579,786    16.00 		9,276,571
Investment Grade Bond Portfolio (cost $4,514,937)
	                            375,000    12.59 		4,721,249
Index 500 Portfolio (cost $40,469,604)
                                  275,720   149.53 		41,228,375
Contrafund Portfolio (cost $24,019,001)
                                  987,338   23.74 		23,439,413
Asset Manager: Growth Portfolio (cost $6,382,741)
	                            395,311   14.41 		5,696,438

Variable Insurance Products Fund III:


Balanced Portfolio (cost $3,814,040)
	                           246,259 	 14.45 		3,558,438
Growth & Income Portfolio (cost $9,478,374)
	                           590,097   15.26 		9,004,885
Growth Opportunities Portfolio (cost $7,476,238)
	                           345,394   17.74 		6,127,285

American Century Variable Portfolios, Inc.:



Balanced Portfolio (cost $1,092,731)
                                144,796 	 7.27 		1,052,664
Capital Appreciation Portfolio (cost $4,455,928)
	                          265,881   15.78 		4,195,597
International Portfolio (cost $4,894,396)
                               464,901 	10.23 		4,755,934
Value Portfolio (cost $1,971,928)
                               326,965 	6.67 	      	2,180,858
Income & Growth Portfolio (cost $2,168,179)
	                       	288,480     7.11 		      2,051,090

Massachusetts Financial Services Investment Management:


VIT Emerging Growth Series Portfolio (cost $13,457,406)
	                     	377,257  	28.84 		10,880,096
VIT Investors Trust Series Portfolio (cost $1,039,083)

	                        50,037 	21.01 		1,051,267
VIT New Discovery Series Portfolio (cost $4,158,390)
	                   	233,249 	16.61 		3,874,269
VIT Research Series Portfolio (cost $3,117,115)
	                  	140,873	20.80 		2,930,830

Lord, Abbett & Company:

VC Growth & Income Portfolio (cost $2,343,076)
	                    	104,861 	25.45 		2,668,710
VC Mid-Cap Value Portfolio (cost $1,704,033)
	                  	132,046 	14.38 		1,898,823
VC International Portfolio (cost $335,604)
	                      	27,655 	8.56 		       236,731

Fred Alger Management, Inc.:


Growth Portfolio (cost $178,263)
	                        3,742 	47.27 		176,907
MidCap Growth Portfolio (cost $252,713)
	                         8,157 	30.62 		249,753
Leveraged AllCap Portfolio (cost $452,288)
		                  10,882 	38.80 		422,236
Small Capitalization Portfolio (cost $17,087)
	                           634 	23.49 		14,901

Total investments (cost $254,113,641)
	                                        		$245,574,128



								      	Value
								      	Per
NET ASSETS							Units		Unit

Net assets represented by:



	Variable Insurance Products Fund:



		Money Market Portfolio					854,558
	13.14
	$11,227,632
		High Income Portfolio					378,755
	11.83
	4,481,899
		Equity-Income Portfolio					1,089,815
	25.08
	27,330,870
		Growth Portfolio					1,792,936
	29.91

	53,620,470
		Overseas Portfolio					346,900
	17.27
	5,989,762
		Midcap Portfolio					123,097
	9.99
	1,230,175
	Variable Insurance Products Fund II:



		Asset Manager Portfolio					523,744
	17.71 		9,276,571
		Investment Grade Bond Portfolio
	340,769

	13.85 		4,721,249
		Index 500 Portfolio					1,414,775
	29.14
	41,228,375
		Contrafund Portfolio					934,830
	25.07
	23,439,413
		Asset Manager: Growth Portfolio
	299,570

	19.02 		5,696,438
	Variable Insurance Products Fund III:



		Balanced Portfolio					275,343
	12.92
	3,558,438
		Growth & Income Portfolio
	557,245
	16.16 		9,004,885
		Growth Opportunities Portfolio
	483,155

	12.68 		6,127,285
	American Century Variable Portfolios, Inc.:



		Balanced Portfolio					77,654
	13.56
	1,052,664
		Capital Appreciation Portfolio
	219,731

	19.09 		4,195,597
		International Portfolio					280,155
	16.98
	4,755,934
		Value Portfolio					151,155
	14.43

	2,180,858
		Income & Growth Portfolio
	167,671
	12.23 		2,051,090
	Massachusetts Financial Services Investment Management:



		VIT Emerging Growth Series Portfolio
	627,082
	17.35 		10,880,096
		VIT Investors Trust Series Portfolio
	87,928
	11.96 		1,051,267
		VIT New Discovery Series Portfolio
	181,758

	21.32 		3,874,269
		VIT Research Series Portfolio
	216,734
	13.52 		2,930,830
	Lord, Abbett & Company:


		VC Growth & Income Portfolio
	177,087
	15.07 		2,668,710
		VC Mid-Cap Value Portfolio
	122,941
	15.44 		1,898,823
		VC International Portfolio					26,139

	9.06
	236,731
	Fred Alger Management, Inc.:



		Growth Portfolio					21,814
	8.11
	176,907
		MidCap Growth Portfolio					28,748
	8.69
	249,753
		Leveraged AllCap Portfolio					56,253

	7.51
	422,236
		Small Capitalization Portfolio
	1,874
		7.95
	14,901

		Net assets
	$245,574,128







Operations (1) side one (page 4)
							Combined

							2000		1999		1998

Investment income:


	Dividend income						$4,219,613
	$2,978,989 		$1,855,034
	Capital gains distributions
	13,838,823
	6,033,384 		5,675,705

							18,058,436 		9,012,373
	7,530,739

	Expenses:
		Administrative expense					372,169
	280,390
		168,950
		Mortality and expense risk
	3,114,400
	2,353,056 		1,417,832
		Contract maintenance charge
	210,625
	157,339 		102,872

		Net investment income					14,361,242
	6,221,588 		5,841,085

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	10,697,758 		7,020,695 		4,099,295
	Net unrealized (depreciation) appreciation on



			investments				(47,352,267)
	17,547,652
	9,895,409

		Net realized and unrealized (losses) gains on



				investments			(36,654,509)
	24,568,347
	13,994,704

		Net (decrease) increase in net assets resulting



				from operations			$(22,293,267)
	$30,789,935
	$19,835,789

Net assets at beginning of year
	$233,300,558
	$150,730,459 		$84,882,243

Net (decrease) increase in net assets resulting from



		operations					(22,293,267)
	30,789,935
	19,835,789

Capital shares transactions:



	Net premiums						56,639,826
	63,727,881
	57,035,498
	Transfers of policy loans
	(100,793)
	(184,136)		(239,919)
	Transfers of surrenders						(17,083,046)

	(8,871,246)		(9,129,836)
	Transfers of death benefits
	(1,403,350)
	(401,144)		(153,431)
	Transfers of other terminations
	(4,739,258)
	(3,461,010)		(1,499,885)
	Interfund and net transfers to general account

	1,253,458 		969,819

		Net increase (decrease) in net assets from capital share



				transactions			34,566,837
	51,780,164
	46,012,427

Total increase (decrease) in net assets
	12,273,570
	82,570,099 		65,848,216

Net assets at end of year
	$245,574,128

	$233,300,558 		$150,730,459







Operations (1) side two (page 4)
Variable Insurance Products Fund



Money Market Portfolio						High Income
Portfolio


2000		1999		1998		2000		1999		1998


$719,280 		$703,466 		$436,463 		$463,767
	$613,686 		$345,800
								22,941
	219,727

719,280 		703,466 		436,463 		463,767
	636,627
		565,527


17,739 		20,870 		12,375 		8,946
	10,492
		8,514
148,872 		175,149 		103,848 		75,076
	88,052

	71,449
5,216 		6,500 		3,876 		5,483
	6,430
		5,071

547,453 		500,947 		316,364 		374,262
	531,653
		480,493


						(612,029)		(228,826)
	32,833

						(1,239,567)		128,297
	(873,410)


						(1,851,596)		(100,529)
	(840,577)


$547,453 		$500,947 		$316,364 		$(1,477,334)
	$431,124 		$(360,084)

$15,789,041 		$12,473,870 		$6,219,257
	$7,080,699
	$6,437,316 		$4,692,229


547,453 		500,947 		316,364 		(1,477,334)
	431,124
		(360,084)


5,389,007 		8,660,228 		11,300,710 		719,008
	1,391,786 		2,769,358
(32,787)		(62,973)		1,026 		1,114
	1,451
		(1,161)
(976,372)		(1,196,313)		(2,868,366)		(419,330)
	(303,839)		(728,562)
(102,734)		(19,647)				(12,633)
	(34,218)

(610,440)		(583,055)		(187,199)		(115,638)
	(145,565)		(91,242)
(8,775,536)		(3,984,025)		(2,307,922)		(1,293,987)
	(697,356)		156,778


(5,108,862)		2,814,215 		5,938,249 		(1,121,466)
	212,259
		2,105,171

(4,561,409)		3,315,162 		6,254,613 		(2,598,800)
	643,383
		1,745,087

$11,227,632 		$15,789,032 		$12,473,870
	$4,481,899
	$7,080,699 		$6,437,316








Operations (2) side one (page 5)
							Variable Insurance Products
Fund


							Equity-Income Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$499,739
	$407,328 		$272,867
	Capital gains distributions
	1,882,737
	900,409 		971,085

							2,382,476 		1,307,737
	1,243,952

	Expenses:
		Administrative expense					41,204
	44,566
	34,579
		Mortality and expense risk
	345,790
	373,999 		290,193
		Contract maintenance charge					25,020

	26,672
	21,936

		Net investment income					1,970,462
	862,500
		897,244

Realized and unrealized gains (losses) on investments:



	Net realized gains on investments
	1,025,457
	1,303,519 		820,340
	Net unrealized (depreciation) appreciation on



			investments				(1,324,647)
	(935,246)
	462,810

		Net realized and unrealized (losses) gains on



				investments			(299,190)
	368,273
	1,283,150

		Net increase (decrease) in net assets resulting



				from operations			$1,671,272
	$1,230,773
	$2,180,394

Net assets at beginning of year
	$30,310,122
	$27,130,618 		$18,903,655

Net increase (decrease) in net assets resulting from



		operations					1,671,272
	1,230,773
	2,180,394

Capital shares transactions:



	Net premiums						1,723,654
	5,363,478
	7,033,996
	Transfers of policy loans
	(2,974)
	(42,001)		(7,815)
	Transfers of surrenders						(2,672,851)
	(1,660,446)		(998,478)
	Transfers of death benefits
	(147,764)
	(62,841)		(56,152)
	Transfers of other terminations
	(494,204)
	(520,582)		(250,351)
	Interfund and net transfers to general account

	(3,056,385)		(1,128,877)		325,369

		Net (decrease) increase in net assets from capital share



				transactions			(4,650,524)
	1,948,731
	6,046,569

Total (decrease) increase in net assets
	(2,979,252)
	3,179,504 		8,226,963

Net assets at end of year
	$27,330,870

	$30,310,122 		$27,130,618






Operations (2) side two (page 5)
Variable Insurance Products Fund



Growth Portfolio						Overseas Portfolio



2000		1999		1998		2000		1999		1998


$55,622 		$49,711 		$86,915 		$87,810
	$70,311
		$89,108
5,534,409 		3,125,561 		2,273,513 		552,968
	113,405
		262,634

5,590,031 		3,175,272 		2,360,428 		640,778
	183,716
		351,742


85,846 		53,575 		31,608 		9,818
	7,244
		7,131
720,425 		449,606 		265,252 		82,389
	60,789

	59,845
46,353 		29,538 		22,059 		6,399
	5,360
		6,034

4,737,407 		2,642,553 		2,041,509 		542,172
	110,323
		278,732


4,010,953 		1,959,438 		669,341 		276,391
	170,861
		251,364

(16,482,322)		7,168,644 		4,319,239 		(2,293,944)
	1,512,914 		(54,181)


(12,471,369)		9,128,082 		4,988,580 		(2,017,553)
	1,683,775 		197,183


$(7,733,962)		$11,770,635 		$7,030,089
	$(1,475,381)

	$1,794,098 		$475,915

$49,214,344 		$27,707,561 		$16,774,778
	$6,358,194
	$4,635,216 		$4,666,058


(7,733,962)		11,770,635 		7,030,089 		(1,475,381)
	1,794,098 		475,915


12,113,009 		10,039,894 		5,293,591 		1,360,222
	464,119
		565,888
(41,919)		(19,963)		(27,860)		632 		(162)
	(268)
(3,893,577)		(2,070,908)		(1,012,070)		(552,297)
	(257,078)		(601,662)
(198,322)		(34,780)		(49,021)		(2,043)
	(11,917)

	(20,400)
(918,365)		(508,824)		(181,637)		(76,910)
	(87,796)		(73,320)
5,079,262 		2,330,729 		(120,309)		377,345
	(178,286)		(376,995)


12,140,088 		9,736,148 		3,902,694 		1,106,949
	(71,120)		(506,757)

4,406,126 		21,506,783 		10,932,783 		(368,432)
	1,722,978 		(30,842)

$53,620,470 		$49,214,344 		$27,707,561
	$5,989,762
	$6,358,194 		$4,635,216







Operations (3) side one (page 6)
							Variable Insurance Products
Fund


							Midcap Portfolio

							2000		1999		1998

Investment income:


	Dividend income						$4,692
	$-
	$-
	Capital gains distributions




							4,692 		-
	-

	Expenses:
		Administrative expense					247


		Mortality and expense risk					2,070



		Contract maintenance charge					37




		Net investment income (loss)					2,338

	-
	-

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	(2,331)

	Net unrealized (depreciation) appreciation on



			investments				45,512


		Net realized and unrealized (losses) gains on



				investments			43,181 		-
	-

		Net (decrease) increase in net assets resulting



				from operations			$45,519
	$-
	$-

Net assets at beginning of year
	$-
	$-
	$-

Net (decrease) increase in net assets resulting from



		operations					45,519


Capital shares transactions:



	Net premiums						184,985


	Transfers of policy loans



	Transfers of surrenders


	Transfers of death benefits



	Transfers of other terminations
	(218)


	Interfund and net transfers to general account

	999,889


		Net (decrease) increase in net assets from capital share



				transactions			1,184,656
	-
	-

Total (decrease) increase in net assets
	1,230,175
	- 		-

Net assets at end of year
	$1,230,175
	$-
	$-





Operations (3) side two (page 6)
Variable Insurance Products Fund II



Asset Manager Portfolio						Investment Grade
Bond
Portfolio
2000		1999		1998		2000		1999		1998


$352,440 		$328,912 		$255,496 		$340,976
	$189,896 		$79,445
830,325 		416,622 		766,487 				59,575

	9,426

1,182,765 		745,534 		1,021,983 		340,976
	249,471
		88,871


15,406 		15,747 		13,340 		6,675
	8,037
		3,933
129,285 		132,151 		111,951 		56,014
	67,451

	33,009
8,889 		8,759 		7,947 		3,584
	3,565
		1,897

1,029,185 		588,877 		888,745 		274,703
	170,418
		50,032


142,934 		290,650 		276,757 		(199,469)
	(5,194)

	42,970

(1,708,761)		77,798 		(37,623)		324,308
	(299,351)
	95,639


(1,565,827)		368,448 		239,134 		124,839
	(304,545)		138,609


$(536,642)		$957,325 		$1,127,879 		$399,542
	$(134,127)		$188,641

$11,284,126 		$9,994,590 		$8,036,950 		$5,383,130
	$4,451,512 		$1,641,646


(536,642)		957,325 		1,127,879 		399,542
	(134,127)		188,641


845,835 		1,652,160 		1,647,691 		517,816
	2,156,896 		2,609,124
8,944 		4,995 		781 		(2,882)		2,656

	(11,442)
(1,740,796)		(667,529)		(700,495)		(332,692)
	(345,265)		(116,906)
(4,514)		(87,135)				(20,803)
	(43,057)

(169,212)		(149,818)		(163,587)		(87,119)
	(63,101)		(56,620)
(411,170)		(420,462)		45,371 		(1,135,743)
	(642,384)
	197,069


(1,470,913)		332,211 		829,761 		(1,061,423)
	1,065,745 		2,621,225

(2,007,555)		1,289,536 		1,957,640 		(661,881)
	931,618
		2,809,866

$9,276,571 		$11,284,126 		$9,994,590 		$4,721,249
	$5,383,130 		$4,451,512






Operations (4) side one (page 7)
							Variable Insurance Products
Fund II


							Index 500 Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$442,841
	$244,796 		$137,495
	Capital gains distributions
	193,577
	166,112 		318,462

							636,418 		410,908
	455,957

	Expenses:
		Administrative expense					66,493
	49,038
	24,798
		Mortality and expense risk
	558,017
	411,530 		208,102
		Contract maintenance charge					41,606

	28,776
	15,687

		Net investment income					(29,698)
	(78,436)		207,370

Realized and unrealized gains (losses) on investments:



	Net realized gains on investments
	2,889,062
	1,804,895 		1,233,566
	Net unrealized (depreciation) appreciation on



			investments				(7,744,504)
	4,144,885
	2,634,811

		Net realized and unrealized (losses) gains on



				investments			(4,855,442)
	5,949,780
	3,868,377

		Net (decrease) increase in net assets resulting



				from operations			$(4,885,140)
	$5,871,344
	$4,075,747

Net assets at beginning of year
	$43,422,060
	$23,878,794 		$10,788,748

Net (decrease) increase in net assets resulting from



		operations					(4,885,140)
	5,871,344
	4,075,747

Capital shares transactions:



	Net premiums						7,826,274
	12,979,359
	9,690,307
	Transfers of policy loans
	(22,895)
	(18,661)		(54,944)
	Transfers of surrenders						(2,769,843)
	(1,072,745)		(1,003,115)
	Transfers of death benefits
	(193,315)
	(28,360)		(27,858)
	Transfers of other terminations
	(868,877)
	(560,725)		(180,785)
	Interfund and net transfers to general account

	(1,279,889)		2,373,054 		590,694

		Net increase (decrease) in net assets from capital share



				transactions			2,691,455
	13,671,922
	9,014,299

Total increase (decrease) in net assets
	(2,193,685)
	19,543,266 		13,090,046

Net assets at end of year
	$41,228,375

	$43,422,060 		$23,878,794






Operations (4) side two (page 7)
Variable Insurance Products Fund II



Contrafund Portfolio						Asset Manager:
Growth
Portfolio

2000		1999		1998		2000		1999		1998


$77,392 		$65,432 		$51,154 		$138,997
	$121,753 		$64,271
2,809,314 		479,834 		376,347 		563,503
	201,931
		300,563

2,886,706 		545,266 		427,501 		702,500
	323,684
		364,834


35,311 		24,746 		14,264 		9,803
	8,823
		5,833
296,332 		207,669 		119,708 		82,269
	74,040

	48,950
23,515 		15,839 		9,717 		6,766
	6,240
		4,194

2,531,548 		297,012 		283,812 		603,662
	234,581
		305,857


1,151,996 		1,018,462 		498,083 		92,666
	201,802

	121,005

(5,666,968)		2,333,521 		1,742,246 		(1,613,086)
	347,897
		169,827


(4,514,972)		3,351,983 		2,240,329 		(1,520,420)
	549,699
		290,832


$(1,983,424)		$3,648,995 		$2,524,141 		$(916,758)
	$784,280 		$596,689

$22,043,087 		$12,944,327 		$6,895,729
	$6,800,541
	$4,947,729 		$2,956,656


(1,983,424)		3,648,995 		2,524,141 		(916,758)
	784,280
		596,689


5,247,775 		5,594,931 		4,060,420 		985,381
	1,259,896 		1,483,303
(1,869)		(2,141)		(27,929)		8,087
	(10,248)

	(23,118)
(1,251,210)		(669,452)		(493,218)		(644,898)
	(133,855)		(186,830)
(168,071)		(35,458)				(18,108)
	(10,660)

(366,860)		(321,907)		(152,896)		(133,656)
	(158,543)		(84,533)
(80,015)		883,792 		138,080 		(384,151)
	121,942
		205,562


3,379,750 		5,449,765 		3,524,457 		(187,345)
	1,068,532 		1,394,384

1,396,326 		9,098,760 		6,048,598 		(1,104,103)
	1,852,812 		1,991,073

$23,439,413 		$22,043,087 		$12,944,327
	$5,696,438
	$6,800,541 		$4,947,729





Operations (5) side one (page 8)
							Variable Insurance Products
Fund III


							Balanced Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$111,994
	$48,703
		$12,482
	Capital gains distributions						93,328

	56,601
	19,070

							205,322 		105,304
	31,552

	Expenses:
		Administrative expense					5,517
	4,455
	1,490
		Mortality and expense risk					46,303

	37,385
	12,508
		Contract maintenance charge					3,299

	2,021
	506

		Net investment income (loss)
	150,203
	61,443 		17,048

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	6,964
	48,144 		10,601
	Net unrealized (depreciation) appreciation on



			investments				(368,922)
	(30,812)
	132,761

		Net realized and unrealized (losses) gains on



				investments			(361,958)		17,332

	143,362

		Net (decrease) increase in net assets resulting



				from operations			$(211,755)
	$78,775

	$160,410

Net assets at beginning of year
	$3,650,118
	$1,941,731 		$454,728

Net (decrease) increase in net assets resulting from



		operations					(211,755)		78,775

	160,410

Capital shares transactions:



	Net premiums						533,096
	1,659,319
	1,271,252
	Transfers of policy loans						5,260

	(8,898)
	(17,484)
	Transfers of surrenders						(171,295)
	(48,002)		(43,612)
	Transfers of death benefits
	(57,777)
	(8,586)
	Transfers of other terminations
	(87,456)

	(46,830)		(13,646)
	Interfund and net transfers to general account

	(101,753)		82,609 		130,083

		Net increase (decrease) in net assets from capital share



				transactions			120,075
	1,629,612
	1,326,593

Total (decrease) increase in net assets
	(91,680)
	1,708,387 		1,487,003

Net assets at end of year
	$3,558,438
	$3,650,118 		$1,941,731






Operations (5) side two (page 8)
Variable Insurance Products Fund III



Growth & Income Portfolio						Growth
Opportunities
Portfolio

2000		1999		1998		2000		1999		1998


$100,520 		$31,870 		$- 		$95,024
	$51,200
	$12,462
656,026 		63,740 		4,138 		481,909
	95,722
		43,319

756,546 		95,610 		4,138 		576,933
	146,922

	55,781


13,677 		10,667 		3,381 		10,560
	9,771
		3,873
114,780 		89,519 		28,371 		88,624
	81,999
		32,501
9,054 		5,428 		821 		8,017 		6,231

	1,519

619,035 		(10,004)		(28,435)		469,732
	48,921

	17,888


276,754 		247,612 		65,638 		45,879
	171,585

	72,022

(1,365,399)		258,233 		618,738 		(1,904,113)
	(52,308)		570,415


(1,088,645)		505,845 		684,376 		(1,858,234)
	119,277
		642,437


$(469,610)		$495,841 		$655,941 		$(1,388,502)
	$168,198 		$660,325

$9,068,414 		$4,759,121 		$678,443 		$7,743,927
	$4,835,642 		$932,079


(469,610)		495,841 		655,941 		(1,388,502)
	168,198
		660,325


1,712,234 		3,780,951 		3,298,663 		1,061,981
	2,732,213 		3,172,501
(4,965)		(11,750)		(37,622)		(6,530)
	(4,443)

	(11,920)
(517,463)		(73,729)		(70,135)		(391,285)
	(109,451)		(135,082)
(85,128)		(8,978)				(47,856)
	(8,941)

(173,457)		(91,071)		(15,091)		(97,406)
	(108,830)		(27,043)
(525,140)		218,029 		248,922 		(747,044)
	239,539
		244,782


406,081 		3,813,452 		3,424,737 		(228,140)
	2,740,087 		3,243,238

(63,529)		4,309,293 		4,080,678 		(1,616,642)
	2,908,285 		3,903,563

$9,004,885 		$9,068,414 		$4,759,121 		$6,127,285
	$7,743,927 		$4,835,642






Operations (6) side one (page 9)
							American Century Variable
Portfolios,
Inc.

							Balanced Portfolio


							2000		1999		1998

Investment income:


	Dividend income						$22,016
	$11,995
		$3,481
	Capital gains distributions						13,864

	82,763
	21,588

							35,880 		94,758
	25,069

	Expenses:
		Administrative expense					1,407
	1,038
	508
		Mortality and expense risk					11,809

	8,715
	4,258
		Contract maintenance charge					765
	516
	198

		Net investment income (loss)					21,899

	84,489
	20,105

Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(11,509)		(6,468)		(2,099)
	Net unrealized (depreciation) appreciation on



			investments				(53,708)
	(13,667)
	25,457

		Net realized and unrealized (losses) gains on



				investments			(65,217)
	(20,135)
	23,358

		Net (decrease) increase in net assets resulting



				from operations			$(43,318)
	$64,354

	$43,463

Net assets at beginning of year
	$861,226

	$588,604 		$154,125

Net (decrease) increase in net assets resulting from



		operations					(43,318)		64,354

	43,463

Capital shares transactions:



	Net premiums						298,904
	242,591

	332,426
	Transfers of policy loans						1,862

	(2,014)
	(4,834)
	Transfers of surrenders						(54,375)
	(26,643)		(9,952)
	Transfers of death benefits
	(13,387)


	Transfers of other terminations
	(19,587)

	(8,212)		(7,035)
	Interfund and net transfers to general account

	21,339
	2,546 		80,411

		Net increase (decrease) in net assets from capital share



				transactions			234,756
	208,268

	391,016

Total increase (decrease) in net assets
	191,438
	272,622 		434,479

Net assets at end of year
	$1,052,664
	$861,226 		$588,604





Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.



Capital Appreciation Portfolio
	International
Portfolio

2000		1999		1998		2000		1999		1998


$- 		$- 		$- 		$4,142 		$- 		$2,742
53,689 				9,181 		61,932
	28,153

53,689 				9,181 		66,074
	30,895


4,471 		904 		391 		6,427 		2,355
	1,127
37,516 		7,583 		3,282 		53,937
	19,767
		9,456
1,425 		561 		231 		2,462 		1,207
	566

10,277 		(9,048)		5,277 		3,248
	(23,329)
		19,746


488,961 		(8,229)		(9,962)		233,144
	25,436
		4,464

(632,474)		367,555 		19,781 		(1,182,703)
	992,347

	56,812


(143,513)		359,326 		9,819 		(949,559)
	1,017,783
	61,276


$(133,236)		$350,278 		$15,096 		$(946,311)
	$994,454 		$81,022

$1,008,162 		$473,579 		$157,393 		$2,847,535
	$1,170,066 		$382,210


(133,236)		350,278 		15,096 		(946,311)
	994,454

	81,022


1,882,517 		114,291 		269,862 		1,984,484
	536,161
		705,423
(21)		181 		(766)		(456)		(660)		(645)
(107,967)		(14,429)		(20,297)		(204,152)
	(13,742)		(52,917)
(138,982)						(662)
(53,714)		(11,005)		(192)		(56,699)
	(13,635)
	(2,178)
1,738,838 		95,267 		52,483 		1,132,195
	174,891

	57,151


3,320,671 		184,305 		301,090 		2,854,710
	683,015
		706,834

3,187,435 		534,583 		316,186 		1,908,399
	1,677,469 		787,856

$4,195,597 		$1,008,162 		$473,579 		$4,755,934
	$2,847,535 		$1,170,066





Operations (7) side one (page 10)
							American Century Variable
Portfolios,
Inc.

							Value Portfolio

		Income &
Growth Portfolio
							2000		1999		1998
	2000
	1999		1998




Investment income:



	Dividend income						$21,234
	$17,599

	$4,356 		$8,193 		$73 		$497
	Capital gains distributions						54,334

	166,732
	52,012




							75,568 		184,331
	56,368 		8,193
	73 		497




	Expenses:



		Administrative expense					2,611
	2,697 		1,733
	2,678 		990 		21
		Mortality and expense risk					21,912

	22,635 		14,541
	22,472 		8,310 		177
		Contract maintenance charge					1,708

	2,169 		610
	1,394 		327 		1




		Net investment income (loss)					49,337

	156,830
	39,484 		(18,351)		(9,554)		298




Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(100,474)
	(75,400)		12,052 		24,335 		16,206
	31
	Net unrealized appreciation (depreciation) on



			investments				334,598
	(136,115)
	(11,455)
		(232,291)		106,838 		8,364




		Net realized and unrealized gains (losses) on



				investments			234,124
	(211,515)
	597
	(207,956)		123,044 		8,395




		Net increase (decrease) in net assets resulting



				from operations			$283,461
	$(54,685)		$40,081
		$(226,307)		$113,490 		$8,693




Net assets at beginning of year
	$1,738,787 		$1,791,579
	$547,559 		$1,172,804 		$145,186 		$-




Net increase (decrease) in net assets resulting from



		operations					283,461
	(54,685)
	40,081
	(226,307)		113,490 		8,693




Capital shares transactions:



	Net premiums						282,647
	294,033
		1,133,687
		753,518 		716,429 		133,891
	Transfers of policy loans						1,073

	(1,318)		(13,918)
		617 		(5,394)
	Transfers of surrenders						(57,901)
	(82,358)
	(87,563)		(57,500)		(21,890)
	Transfers of death benefits						(848)
	(6,566)
	(12,842)
	Transfers of other terminations
	(47,959)
		(41,902)
	(12,235)		(44,178)		(13,912)
	Interfund and net transfers to general account

	(18,402)
	(159,996)		183,968 		464,978 		238,895
	2,602




		Net increase (decrease) in net assets from



				capital share transactions
	158,610
	1,893
	1,203,939 		1,104,593 		914,128 		136,493




Total increase (decrease) in net assets
	442,071 		(52,792)
		1,244,020 		878,286 		1,027,618
	145,186




Net assets at end of year
	$2,180,858
	$1,738,787
	$1,791,579 		$2,051,090 		$1,172,804 		$145,186















Operations (7) side two (page 10)
Massachusetts Financial Services Investment Management



VIT Emerging Growth Series Portfolio
	VIT
Investors Trust Series Portfolio
					VIT New Discovery Series Portfolio


2000		1999		1998		2000		1999		1998
	2000
	1999
	1998








$465,523 		$- 		$- 		$9,690 		$733
	$-
	$29,390
	$7,690 		$-
								879







465,523 						9,690 		1,612

		29,390
	7,690








14,072 		1,828 		11 		1,297 		498
	3
		3,500 		141

118,093 		15,340 		92 		10,883 		4,178

	29 		29,374
	1,181
5,102 		403 				639 		187
	1,267 		20





328,256 		(17,571)		(103)		(3,129)
	(3,251)
	(32)		(4,751)
	6,348 		-








711,626 		48,155 		54 		6,975 		1,688

	100 		142,512
	8,132




(3,809,589)		1,221,538 		10,742 		(16,320)
	26,979
		1,525
	(399,189)		114,984 		84








(3,097,963)		1,269,693 		10,796 		(9,345)
	28,667
		1,625 		(256,677)
		123,116 		84








$(2,769,707)		$1,252,122 		$10,693 		$(12,474)
	$25,416
	$1,593 		$(261,428)		$129,464 		$84




$3,693,666 		$126,969 		$- 		$674,806
	$29,309
	$-
	$503,926 		$1,095 		$-








(2,769,707)		1,252,122 		10,693 		(12,474)
	25,416
		1,593
	(261,428)		129,464 		84








5,541,412 		1,589,235 		115,681 		390,122
	542,188

	22,610 		2,069,337 		242,984 		1,011
(465)		(2,873)
	(2,038)

(126,074)		(57,677)				(8,481)
	(5,023)
	(110)		(32,899)

(37,873)
	(22,752)

(184,104)		(9,778)		(295)		(16,229)
	(4,824)
			(32,999)

4,763,241 		795,668 		890 		23,523 		87,740

	5,216 		1,653,122
		130,383








9,956,137 		2,314,575 		116,276 		388,935
	620,081

	27,716 		3,631,771 		373,367 		1,011




7,186,430 		3,566,697 		126,969 		376,461
	645,497

	29,309 		3,370,343 		502,831 		1,095




$10,880,096 		$3,693,666 		$126,969 		$1,051,267
	$674,806
	$29,309 		$3,874,269 		$503,926 		$1,095















Operations (8) side one (page 11)
							Massachusetts Financial
Services



							VIT Research Series Portfolio



							2000		1999		1998

Investment income:


	Dividend income						$127,595
	$657
	$-
	Capital gains distributions
	3,473


							127,595 		4,130


	Expenses:
		Administrative expense					3,549
	1,082
	11
		Mortality and expense risk					29,784

	9,080
	91
		Contract maintenance charge					1,123

	269


		Net investment income (loss)					93,139

	(6,301)
	(102)

Realized and unrealized gains (losses) on investments:



	Net realized gains (losses) on investments

	71,748
	14,984 		13
	Net unrealized (depreciation) appreciation on



			investments				(410,123)
	217,509
	6,328

		Net realized and unrealized (losses) gains on



				investments			(338,375)
	232,493
	6,341

		Net (decrease) increase in net assets resulting



				from operations			$(245,236)
	$226,192

	$6,239

Net assets at beginning of year
	$1,541,364
	$115,273 		$-

Net (decrease) increase in net assets resulting from



		operations					(245,236)
	226,192
	6,239

Capital shares transactions:



	Net premiums						1,231,552
	1,005,242
	75,777
	Transfers of policy loans
	(8,581)
	80

	Transfers of surrenders						(58,256)
	(32,384)
	Transfers of death benefits
	(57,334)


	Transfers of other terminations
	(39,861)

	(6,024)
	Interfund and net transfers to general account

	567,182
		232,985 		33,257

		Net increase (decrease) in net assets from capital share



				transactions			1,634,702
	1,199,899
	109,034

Total increase (decrease) in net assets
	1,389,466
	1,426,091 		115,273

Net assets at end of year
	$2,930,830
	$1,541,364 		$115,273





Operations (8) side two (page 11)
Lord, Abbett & Company


						VC Mid-Cap				VC
International
VC Growth & Income Portfolio						Value
Portfolio

	Portfolio
2000		1999		1998		2000		1999		2000
	1999


$20,132 		$19,875 		$- 		$14,233 		$137
	$6,371 		$23
		69,394 				54,921
	1,985
		833

20,132 		89,269 				69,154 		137
	8,356 		856


3,849 		820 		26 		670 		4 		287
	2
23,425 		6,881 		221 		5,624 		35
	2,407 		13
948 		320 				365 				161

(8,090)		81,248 		(247)		62,495 		98
	5,501 		841


1,459 		13,240 		122 		27,451 		1
	(341)		2

334,538 		(6,745)		(3,501)		193,732
	1,058

	(99,771)		899


335,997 		6,495 		(3,379)		221,183
	1,059

	(100,112)		901


$327,907 		$87,743 		$(3,626)		$283,678
	$1,157

	$(94,611)		$1,742

$1,070,711 		$150,772 		$- 		$29,249 		$-
	$10,528 		$-


327,907 		87,743 		(3,626)		283,678
	1,157

	(94,611)		1,742


945,951 		697,288 		48,326 		374,173
	12,209

	132,179

(24,020)		(8,488)		(466)		(13,447)
	(4,065)

(5,094)						(54,508)


(38,533)		(5,071)				(3,966)
	(318)
391,788 		148,467 		106,538 		1,283,644
	15,883

	193,018 		8,786


1,270,092 		832,196 		154,398 		1,585,896
	28,092

	320,814 		8,786

1,597,999 		919,939 		150,772 		1,869,574
	29,249

	226,203 		10,528

$2,668,710 		$1,070,711 		$150,772 		$1,898,823
	$29,249
		$236,731 		$10,528





Operations (9) side one (page 12)
							Fred Alger Management, Inc.



									MidCap
	Leveraged			Small
							Growth		Growth
	AllCap
	Capitalization
							2000		2000		2000

	2000



Investment income:



	Dividend income						$- 		$-
	$- 			$-
	Capital gains distributions






							- 		- 		-

	-



	Expenses:


		Administrative expense					14
	29
	62 			4
		Mortality and expense risk					122
	244
	520 			32
		Contract maintenance charge


	26



		Net investment income (loss)					(136)
	(273)
	(608)			(36)



Realized and unrealized gains (losses) on investments:



	Net realized (losses) gains on investments

	(149)
	(292)		(2,511)			(404)
	Net unrealized (depreciation) appreciation on



			investments				(1,356)
	(2,960)
	(30,052)			(2,186)



		Net realized and unrealized (losses) gains on



				investments			(1,505)
	(3,252)
	(32,563)			(2,590)



		Net (decrease) increase in net assets resulting



				from operations			$(1,641)
	$(3,525)

	$(33,171)			$(2,626)



Net assets at beginning of year
	$-
	$-
	$- 			$-



Net (decrease) increase in net assets resulting from



		operations					(1,641)
	(3,525)
	(33,171)			(2,626)



Capital shares transactions:



	Net premiums						145,507
	141,296

	228,930 			17,019
	Transfers of policy loans



	Transfers of surrenders



	Transfers of death benefits



	Transfers of other terminations
	(215)
	(208)
	(870)
	Interfund and net transfers to general account

	33,256
	112,190 		227,347 			508



		Net increase (decrease) in net assets from



				capital share transactions
	178,548
	253,278 		455,407 			17,527



Total increase (decrease) in net assets
	176,907
	249,753 		422,236 			14,901



Net assets at end of year
	$176,907
	$249,753 		$422,236 			$14,901















1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable annuity contracts of the
Company.
Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"), Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap, and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.



Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.



Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:


	Money Market Portfolio						0.35%
	0.27%
	0.30%
	High Income Portfolio						0.68%
	0.69%
	0.70%
	Equity-Income Portfolio						0.56%
	0.57%
	0.58%
	Growth Portfolio						0.65%		0.66%
	0.68%
	Overseas Portfolio       						0.89%
	0.91%
	0.91%
	Midcap Portfolio 						0.74%

Variable Insurance Products Fund II:



	Asset Manager Portfolio						0.61%
	0.63%
	0.64%
	Investment Grade Bond Portfolio
	0.54%
	0.54%		0.57%
	Index 500 Portfolio						0.28%
	0.28%
	0.35%
	Contrafund Portfolio						0.66%
	0.67%
	0.70%
	Asset Manager: Growth Portfolio
	0.69%
	0.71%		0.73%
Variable Insurance Products Fund III:



	Balanced Portfolio 						0.58%
	0.57%
	0.59%
	Growth & Income Portfolio 						0.58%
	0.60%
	0.61%
	Growth Opportunities Portfolio
	0.68%
	0.69%
	0.71%
American Century Variable Portfolios. Inc.:



	Balanced Portfolio						0.90%
	0.90%
	0.97%
	Capital Appreciation Portfolio
	0.98%
	1.00%
	1.00%
	International Portfolio						1.23%
	1.34%
	1.47%
	Value Portfolio						1.00%		1.00%
	1.00%
	Income and Growth Portfolio						0.70%
	0.70%
	0.70%
Massachusetts Financial Services Investment Management:



	VIT Emerging Growth Series Portfolio
	0.85%
	0.84%		0.85%
	VIT Investors Trust Series Portfolio
	0.87%
	0.88%		0.88%
	VIT New Discovery Series Portfolio
	1.06%
	1.07%		1.17%
	VIT Research Series Portfolio						0.85%
	0.86%
	0.86%
Lord, Abbett & Company:


	VC Growth & Income Portfolio						1.03%
	0.87%
	0.51%
	VC Mid-Cap Value Portfolio						0.35%
	1.10%
	1.10%
	VC International Portfolio 						0.35%
	1.35%
	1.35%
Fred Alger Management, Inc.:


	Growth Portfolio						0.79%

	MidCap Growth Portfolio						0.84%


	Leveraged AllCap Portfolio						0.90%



	Small Capitalization Portfolio
	0.90%






3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999 and 1998 were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						$57,939,800

	$62,501,200 		$69,653,533 		$66,338,371
	$58,682,698
	$52,428,084
	High Income Portfolio						1,493,181
	2,240,384 		2,537,416 		1,793,505 		4,668,527
	2,082,862
	Equity-Income Portfolio						5,228,446
	7,908,509 		8,132,130 		5,320,898 		9,980,544
	3,036,731
	Growth Portfolio						27,819,973
	10,942,477 		17,767,430 		5,388,729 		8,654,016
	2,709,812
	Overseas Portfolio						2,993,371
	1,344,250 		1,076,806 		1,037,604 		1,235,489
	1,463,514
	Mid-Cap Portfolio						1,306,476
	119,482




Variable Insurance Products Fund II:



	Asset Manager Portfolio						2,307,132
	2,748,859 		3,087,413 		2,166,324 		3,260,450
	1,541,944
	Investment Grade Bond Portfolio
	1,554,830
	2,341,550 		3,886,724 		2,650,561 		3,291,279
	620,021
	Index 500 Portfolio						12,530,246
	9,868,488 		18,350,998 		4,757,512 		12,815,098
	3,593,428
	Contrafund Portfolio						10,544,376
	4,633,078 		8,593,440 		2,846,664 		5,501,476
	1,693,206
	Asset Manager: Growth Portfolio
	2,183,464
	1,767,146 		2,284,930 		981,817 		2,250,687
	550,446



Variable Insurance Products Fund III:



	Balanced Portfolio						1,078,290
	808,012
		2,421,633 		730,578 		1,566,172
	222,531
	Growth & Income Portfolio
	3,618,062
	2,592,945 		5,141,454 		1,338,006 		3,879,201
	482,899
	Growth Opportunities Portfolio
	2,232,369
	1,990,777 		4,116,879 		1,327,871 		4,046,506
	785,381



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						436,387
	179,732
		505,555 		212,798 		484,206 		73,085
	Capital Appreciation Portfolio
	5,453,935
	2,122,987 		255,575 		80,317 		341,579
	35,214
	International Portfolio						3,558,046
	700,089
		809,156 		149,470 		827,915
	101,335
	Value Portfolio						736,744
	528,797

	771,790 		613,068 		1,564,861 		321,438
	Income & Growth Portfolio
	1,335,895
	249,653 		1,030,538 		125,965 		136,991
	199



Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	12,417,515
	2,133,123 		2,522,488 		225,483 		116,572
	398
	VIT Investors Trust Portfolio
	592,448
	206,642 		641,616 		24,786 		28,365
	681
	VIT New Discovery Portfolio
	4,563,216
	936,196 		410,588 		30,873 		1,011

	VIT Research Portfolio						2,145,416
	417,576
		1,805,962 		612,363 		109,033 		101



Lord, Abbett & Company:

	VC Growth & Income Portfolio
	1,608,712
	348,063 		1,077,732 		65,352
	VC Mid-Cap Value Portfolio
	1,864,735
	216,343 		28,229 		40
	VC International Portfolio
	354,217
	27,901 		9,642 		15 		155,023
	872



Fred Alger Management, Inc.:


	Growth Portfolio						190,003
	11,591


	MidCap Growth Portfolio						265,021
	31,629
	Leveraged AllCap Portfolio
	486,428
	12,016
	Small Capitalization Portfolio
	19,649
		2,159




							$168,858,381
	$119,931,652

	$156,919,657 		$98,818,970 		$123,597,699
	$71,744,182












Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						57,939,800
	62,501,200 		69,653,533 		66,338,371 		58,682,698
	52,428,084
	High Income Portfolio						145,949
	224,096
		229,051 		161,305 		385,489
	172,703
	Equity-Income Portfolio						228,953
	336,918
		320,079 		208,450 		415,179
	126,454
	Growth Portfolio						552,136
	219,664
		396,259 		117,820 		237,465 		72,108
	Overseas Portfolio						127,073
	59,148
	50,425 		49,895 		64,183 		76,024
	Mid-Cap Portfolio						66,885
	6,135





Variable Insurance Products Fund II:



	Asset Manager Portfolio						140,060
	164,673 		178,613 		124,577 		195,167
	91,053
	Investment Grade Bond Portfolio
	131,580

	199,271 		316,589 		217,378 		261,868
	49,092
	Index 500 Portfolio						77,658
	61,314
	121,853 		31,531 		103,427 		28,689
	Contrafund Portfolio						415,281
	184,138
		338,326 		111,768 		265,406 		81,593
	Asset Manager: Growth Portfolio
	134,669

	109,354 		137,166 		57,699 		145,122
	35,316

Variable Insurance Products Fund III:



	Balanced Portfolio						72,008
	53,882
	154,250 		46,647 		104,379 		15,038
	Growth & Income Portfolio
	232,216
	166,304 		310,643 		81,139 		274,848
	34,311
	Growth Opportunities Portfolio
	109,001

	98,118 		182,311 		59,148 		201,831
	38,852



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						58,082
	23,842
	67,268 		27,289 		61,199 		9,327
	Capital Appreciation Portfolio
	323,709

	125,764 		23,566 		8,134 		40,458
	4,214
	International Portfolio						301,408
	64,310
	92,134 		17,883 		111,316 		13,642
	Value Portfolio						129,682
	94,950

	124,357 		98,332 		234,676 		47,482
	Income & Growth Portfolio
	174,903
	33,024 		142,531 		17,345 		21,444
	31



Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	340,936
	61,035 		100,175 		8,734 		5,933
	20
	VIT Investors Trust Portfolio						28,128

	9,757
	31,433 		1,224 		1,493 		35
	VIT New Discovery Portfolio
	254,981
	50,911 		31,360 		2,288 		107
	VIT Research Portfolio						92,736
	17,903
	91,342 		31,353 		6,057 		6



Lord, Abbett & Company:

	VC Growth & Income Portfolio						72,435

	15,891
	48,226 		7,694 		7,343 		41
	VC Mid-Cap Value Portfolio
	146,015
	16,947 		2,983 		4
	VC International Portfolio						29,230

	2,462
	889 		1



Fred Alger Management, Inc.:


	Growth Portfolio						3,965
	223


	MidCap Growth Portfolio						8,529
	372

	Leveraged AllCap Portfolio						11,575

	693

	Small Capitalization Portfolio
	732
	98




							62,350,315 		64,902,397
	73,145,362 		67,826,009 		61,827,088 		53,324,115



4.	Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 2000, 1999 and 1998 were as follows:

							2000				1999

		1998
Portfolio							Purchases		Sales
	Purchases		Sales		Purchases		Sales



Variable Insurance Products Fund:


	Money Market Portfolio						4,456,187
	4,861,159 		5,592,166 		5,364,567 		4,894,728
	4,397,734
	High Income Portfolio						70,248
	148,895
	125,102 		111,182 		268,215 		129,662
	Equity-Income Portfolio						124,449
	326,651
		289,858 		210,357 		410,330
	127,676
	Growth Portfolio						634,303
	285,772
		515,407 		173,021 		299,160
	114,792
	Overseas Portfolio						116,935
	63,738
	51,631 		58,904 		58,771 		94,783
	Mid-Cap Portfolio						135,306
	12,209





Variable Insurance Products Fund II:



	Asset Manager Portfolio						61,098
	140,841
		133,311 		115,340 		140,855 		89,449
	Investment Grade Bond Portfolio
	90,659

	175,985 		284,337 		202,030 		253,553
	45,832
	Index 500 Portfolio						374,876
	292,598
		606,518 		144,754 		510,263
	137,304
	Contrafund Portfolio						287,245
	161,839
		335,380 		108,310 		266,211 		81,447
	Asset Manager: Growth Portfolio
	69,560

	78,642 		97,565 		44,120 		105,393
	26,976



Variable Insurance Products Fund III:



	Balanced Portfolio						65,120
	56,287
	171,651 		51,293 		123,529 		17,078
	Growth & Income Portfolio
	173,813
	149,875 		305,793 		73,759 		278,633
	32,237
	Growth Opportunities Portfolio
	114,120

	130,304 		259,336 		80,585 		300,626
	55,963



American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						28,415
	11,743
	31,091 		15,339 		37,294 		5,584
	Capital Appreciation Portfolio
	244,620

	81,654 		19,577 		6,070 		32,484
	3,096
	International Portfolio						177,974
	35,381
	55,264 		9,133 		63,698 		7,241
	Value Portfolio						53,073
	42,303
		45,654
	46,751 		120,733 		23,917
	Income & Growth Portfolio
	100,354
	17,180 		81,543 		9,219 		12,173




Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	548,734
	90,391 		172,528 		13,896 		10,131
	25
	VIT Investors Trust Portfolio						48,236

	15,876
	54,764 		1,735 		2,598 		59
	VIT New Discovery Portfolio
	191,947
	33,036 		24,005 		1,244 		85
	VIT Research Portfolio						135,841
	26,048
	146,051 		48,892 		9,782



Lord, Abbett & Company:

	VC Growth & Income Portfolio
	120,482
	24,545 		86,058 		18,960
	VC Mid-Cap Value Portfolio
	135,980
	15,885 		2,846
	VC International Portfolio						27,482

	2,161
	818 				14,108 		56



Fred Alger Management, Inc.:


	Growth Portfolio						23,096
	1,282


	MidCap Growth Portfolio						30,028
	1,280

	Leveraged AllCap Portfolio						59,751

	3,498

	Small Capitalization Portfolio
	2,160
		286







5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

									Accumulated


									Net Investment
	Net

							Capital		Income and
	Unrealized
							Share		Net Realized
	Appreciation
Portfolio							Transactions
	Gains
	of Investments		Total


Variable Insurance Products Fund:


	Money Market Portfolio						$9,309,111
	$1,918,521 		$- 		$11,227,632
	High Income Portfolio						4,920,600
	1,081,881 		(1,520,582)		4,481,899
	Equity-Income Portfolio						16,845,484
	9,013,351 		1,472,035 		27,330,870
	Growth Portfolio						38,305,082
	17,514,362 		(2,198,974)		53,620,470
	Overseas Portfolio						4,402,355
	2,011,519 		(424,112)		5,989,762
	Mid-Cap Portfolio						1,184,656
	7
	45,512 		1,230,175


Variable Insurance Products Fund II:



	Asset Manager Portfolio						5,604,895
	4,208,661 		(536,985)		9,276,571
	Investment Grade Bond Portfolio
	4,082,048
	432,888 		206,313 		4,721,249
	Index 500 Portfolio						33,713,271
	6,756,332 		758,772 		41,228,375
	Contrafund Portfolio						18,049,881
	5,969,121 		(579,589)		23,439,413
	Asset Manager: Growth Portfolio
	4,755,503
	1,627,238 		(686,303)		5,696,438


Variable Insurance Products Fund III:



	Balanced Portfolio						3,518,145
	295,895
		(255,602)		3,558,438
	Growth & Income Portfolio
	8,286,942
	1,191,431 		(473,488)		9,004,885
	Growth Opportunities Portfolio
	6,644,664
	831,574 		(1,348,953)		6,127,285


American Century Variable


		Portfolios, Inc.:



	Balanced Portfolio						986,966
	105,766
		(40,068)		1,052,664
	Capital Appreciation Portfolio
	3,974,077
	481,852 		(260,332)		4,195,597
	International Portfolio						4,633,349
	261,047
		(138,462)		4,755,934
	Value Portfolio						1,891,684
	80,246

	208,928 		2,180,858
	Income & Growth Portfolio
	2,155,214
	12,965 		(117,089)		2,051,090


Massachusetts Financial Services



		Investment Manager:



	VIT Emerging Growth Portfolio
	12,386,988
	1,070,417 		(2,577,309)		10,880,096
	VIT Investors Trust Portfolio
	1,036,732
	2,351 		12,184 		1,051,267
	VIT New Discovery Portfolio
	4,006,149
	152,241 		(284,121)		3,874,269
	VIT Research Portfolio						2,943,635
	173,481
		(186,286)		2,930,830


Lord, Abbett & Company:


	VC Growth & Income Portfolio
	2,255,344
	87,732 		325,634 		2,668,710
	VC Mid-Cap Value Portfolio
	1,613,988
	90,045 		194,790 		1,898,823
	VC International Portfolio
	329,600
	6,003 		(98,872)		236,731


Fred Alger Management, Inc.:


	Growth Portfolio						178,548
	(285)
	(1,356)		176,907
	MidCap Growth Portfolio						253,278
	(565)		(2,960)		249,753
	Leveraged AllCap Portfolio
	455,407
	(3,119)		(30,052)		422,236
	Small Capitalization Portfolio
	17,527
		(440)
	(2,186)		14,901


							$198,741,123
	$55,372,518

	$(8,539,513)		$245,574,128


3/19
Midland National Life Insurance Company
Separate Account C
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

8
Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

7






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

8






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

9






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13






Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

12


Midland National Life Insurance Company
Separate Account C
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14
Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

FinSepActc.txt



ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt







                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.txt

REPRESENTATION PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORM.TXT

Part C.

Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration
      Statement.

 (b)  Exhibits:

      (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C. (4)

      (2)  Not Applicable

      (3)  (a)  Principal Underwriting Agreement between Midland
                National Life Insurance Company and Walnut Street
                Securities (4)

           (b)  Registered Representative Contract  (4)

      (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity
                Contract (4)

           (b) Maturity Date Endorsement for Qualified Contracts  (4)

           (c)  Endorsement for Tax Sheltered Annuity  (4)

           (d)  Form A057A1 Flexible Premium Deferred Variable Annuity
                Contract (4)

      (5) (a)  Form of Application for Flexible Premium Deferred
Variable
               Annuity Contract A053A1 and A057A1 (4)

          (b)  Supplement to Application  (4)

      (6) (a)  Articles of Incorporation of Midland National Life
Insurance
               Company (4)

          (b)  By-laws of Midland National Life Insurance Company  (4)

      (7) Not Applicable

      (8) (a) Form of Participation Agreement between Midland National
Life
              Insurance Company and Fidelity VIP I and VIP II (4)

          (b) Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (3)

          (c) Form of Participation Agreement between Midland National
Life
              Insurance Company and Fidelity VIP III (4)

          (d) Form of Participation Agreement between Midland National
Life
              Insurance Company and American Century Investment Services
              Inc. (4)

          (e) Participation Agreement for Massachusetts Financial
              Variable Insurance Trusts. (5)

          (f) Participation Agreement for Lord Abbett Series
              Funds, Inc. (5)

          (g) Participation Agreement for Fred Alger Management, Inc.
(6)

          (h) Amendments to Participation Agreement for Lord Abbett
Series
              Funds, Inc.  (2)

          (i) Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  (6)

      (9) Opinion and Consent of Counsel (4)

     (10) (a)  Consent of Counsel (7)

          (b)  Consent of Independent Auditors (7)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations (1)

(1)  Filed with Post-effective Amendment #2 of this form N-4
Registration
       Statement, file number 33-64016 (April 30, 1995).
(2) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 1 for Form S-6 File No. 333-80975 on August 31, 1999.
(3) Incorporated to the like-numbered exhibit in Pre-Effective Amendment No. 2 for Form S-6 File No. 333-14061 on April 23, 1997.
(4)  Filed with Post-effective Amendment #6 of this form N-4
Registration
       Statement, file number 33-64016 (April 30, 1998).
(5) Filed with Post-effective Amendment #9 of this form N-4 Registration Statement, file number 33-64016 (April 30, 1999).
(6) Incorporated to the like-numbered exhibit in Post-Effective
Amendment
       No. 6 for Form S-6 File No. 333-14061 on February 15, 2001.
(7) Filed herewith.

Item 25.

          Below is a list of our directors and executive officers.



Directors

Name and                Position with     Principal Occupation
Business Address        Midland           During Past Five Years


Michael M. Masterson    Chairman of the   Chairman of the Board (March
1999 to
Midland National Life   Board, Chief      present) Chief  Executive
Officer and
One Midland Plaza       Executive Officer President (March 1997 to
present)
Sioux Falls, SD 57193   and President     President and Chief Operating
                                          Officer (March 1996 to
February
                                          1997), Executive Vice
President-
                                          Marketing (March 1995 to
February
                                          1996), Midland National Life
                                          Insurance Company; Vice
President-
                                          Individual Sales (prior
thereto)
                                          Northwestern National Life

John J. Craig, II       Executive         Executive Vice President
(January
Midland National Life   Vice President    1998 to present), Midland
National
One Midland Plaza       and Chief         Life Insurance Company; Senior
Vice
Sioux Falls, SD 57193   Operating Officer President and Chief Financial
Officer
                                         (October 1993 to 1998), Midland
                                          National Life Insurance
Company;
                                          (January 1996 to present),
Briggs
                                          ITD Corp.; Treasurer (March
1996
                                          to present), Sammons Financial
                                          Holdings, Inc.; Treasurer
                                          (November 1993 to present), CH
                                          Holdings; Treasurer (November
                                          1993 to present), Consolidated
                                          Investment Services, Inc.;
                                          Treasurer (November 1993 to
                                          present), Richmond Holding
                                          Company, L.L.C.; Partner
(prior
                                          thereto), Ernst and Young.


Steven C. Palmitier     Senior Vice       Senior Vice President and
Chief
Midland National Life   President and     Marketing Officer (August 1996
One Midland Plaza       Chief Marketing   to present), Midland National
Sioux Falls, SD 57193   Officer           Life Insurance Company; Senior
                                          Vice President-Sales (prior
                                          thereto), Penn Mutual Life
                                          Insurance

Donald J. Iverson        Senior Vice      Senior Vice President and
Corporate
Midland National Life    President and   Actuary (November 1999 to
Present);
One Midland Plaza        Chief Actuary    Vice President - Chief Actuary
(prior
Sioux Falls, SD 57193                     thereto), ALLIED Life
Insurance

Stephen P. Horvat, Jr.  Senior Vice       Senior Vice President (January
Midland National Life   President-Legal   to present), Midland National
Insurance Company                         Life Insurance Company;
Shareholder
                                          (June 1996 to December 1997),
                                          Sorling Law Firm; Senior Vice
                                          President, General Counsel and
                                          Secretary (prior thereto),
Franklin
                                          Life Insurance Company



Robert W. Korba           Director        President and Director (since
Sammons Enterprises, Inc                  1988), Sammons Enterprises,
Inc.
300 Crescent CT
Dallas, TX 75201

Executive Officers (other than Directors)


E John Fromelt          Senior Vice       Chief Investment Officer
(since
Midland National Life   President and     1990), Midland National Life
One Midland Plaza       Chief Investment  Insurance Company; President
Sioux Falls, SD 57193   Officer           since August 1995), Midland
                                          Advisors Company; Chief
                                          Investment Officer (1996 to
                                          present), North American
Company
                                          for Life and Health

Stephen P. Horvat, Jr.  Senior Vice       Senior Vice President (January
Midland National Life   President -       to present), Midland National
Insurance Company       Legal             Life Insurance Company;
Shareholder
                                          (June 1996 to December 1997),
                                          Sorling Law Firm; Senior Vice
                                          President, General Counsel and
                                          Secretary (prior thereto),
Franklin
                                          Life Insurance Company

Gary J. Gaspar          Senior Vice       Senior Vice President and
Chief
North American          President &       Information Officer (August
1998
Company for Life &      Chief             to present), Midland National
Life
Health Insurance        Information       Insurance Company; Senior Vice
222 South Riverside     Officer           Information Systems Officer
(1985
Chicago, IL 60606-5929                    to present; North American
Company
                                          for Life and Health Insurance



Jack L. Briggs          Vice President,   Vice President, Secretary and
Midland National Life   Secretary, and    General Counsel (since 1978),
                        General Counsel   Midland National Life
Insurance
                                          Company

Gary W. Helder          Vice President-   Vice President-Policy
Midland National Life   Policy            Administration (since 1991),
                        Administration    Midland National Life
Insurance
                                          Company

Robert W. Buchanan      Vice President-   Vice President-Marketing
Midland National Life   New Business and  Services (March 1996 to
                        Underwriting      present), Second Vice
President-
                                          Sales Development (prior
                                          thereto), Midland National
Life
                                          Insurance Company

Thomas M. Meyer         Sen.Vice President Vice President and Chief
Financial
Midland National Life   and Chief         Officer (January 1998 to
present),
                        Financial Officer Second Vice President and
Controller
                                          (1995 to 1998), Midland
National Life
                                          Insurance Company


Jon P. Newsome            Executive Vice    Executive Vice President -
Annuity
Midland National Life -   President -       Division (April 1999 to
Present);
Annuity Division          Annuity Division  Executive Vice President
(September
4601 Westown Parkway                        1996 to February 1999),
Conseco
Suite 330                                   Marketing, LLC; Chairman and
CEO
West Des Moines,IA 50266-1071            (November 1995 to September
1996),
                                            American Life & Casualty
Ins. Co.

Esfandyar Dinshaw         Vice President -  Vice President - Annuity
Division
Midland National Life -   Annuity Divsion   (April 1999 to Present);
Vice
Annuity Division                             President - Actuarial
(September
4601 Westown Parkway                        1996 to April 1999),
Conseco; Vice
Suite 330                                   President - Actuarial
(January 1991
West Des Moines,IA 50266-1071               to August 1996), American
Life &
                                            Casualty Co.




Item 26. Persons Controlled by or Under Common Control With the
Depositor.

 The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

 The following indicates the persons controlled by or under common control with Midland:

 Estate of Charles A. Sammons
 I. Sammons Enterprises, Inc. (Delaware Corp) 90.17%

 II. COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100% Sammons Communications of New Jersey, Inc. (New Jersey Corp)
100%
         Sammons Communication of Pennsylvania, Inc. (Delaware Corp)
100%

III. Consolidated Investment Services Inc. (Nevada Corp) 100%
         Richmond Holding Company, LLC (Delaware LLC) 5%

      A. Financial Services
         Sammons Financial Holdings, Inc. (Delaware Corp) 100%
           Midland National Life Insurance Company (Iowa Corp) 100%
                (FEDID #46-0164570 NAIC CO Code 66044 IA)
           NACOLAH Holding Corporation (Delaware Corp) 100%
                (FEDID #36-412699)
            Institutional Founders Life Insurance Company (Ill. Corp.)
100%,
                FEDID No. 36-3508234, NAIC Co. Code 85707, Group Code
0431 IL
             North American Company for Life & Health Insurance
(Ill.Corp)100%
                FEDID No. 36-2428931, NAIC Co. Code 66974, Group Code
0431 IL
              North American Company for Life & Health Insurance of
                New York (New York Corp.), 100%
                FEDID No. 361556010, NAIC Co. Code 91286, Group Code
0431 NY
              NACOLAH Life Insurance Company (Ill. Corp.) 100%
                FEDID No. 36-3723034, NAIC Co. Code 85456, Group Code
0431 IL
              NACOLAH Ventures, L.L.C. (Delaware Corp.), FEDID No. 36-
3495904
           Midland Advisors Company (South Dakota Corp.) 100%
           Parkway Holdings, Inc. (Delaware Corp) 100%
              Parkway Mortgage, Inc.  (Delaware Corp.) 100%

         B. ALLIED
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Otter, Inc.  (Oklahoma Corp.) 100%
         Cathedral Hill Hotel, Inc. (Delaware Corp) 100%
         Sammons Power Development Inc. (Delaware Corp) 100%
         Gila Bend Power Parnters, L.L.C. (Delaware L.L.C.) 50%

      C. WATER
         Mountain Valley Spring Company (Arkansas Corp) 100%
         Water Lines Inc. (Arkansas Corp) 100%

      D. SUPPLY AND SERVICE
         Sammons Distribution Holdings, Inc. (Delaware Corp.) 100% Vinson Supply Company (Delaware Corp) 100%
            Vinson Supply (UK) LTD. (United Kingdom Corp) 50%
            Myron C. Jacobs Supply Company (Oklahoma Corp) 100%
            Composite Thread Protectors, Inc. (Pennsylvania Corp) 100% Vinson Process Controls Company (Delaware Corp.) 100%
            Sammons Distribution Inc. (Delaware Corp.) 100%

         Briggs-Weaver Inc. (Delaware Corp) 100%
            TMIS Inc. (Texas Corp) 100%
            B-W Max, Inc. (Delaware Corp)100%
            B-W Max Services Inc.  (Delaware Corp)100%
               Abastecedora de Services Indutriales y Productos S.A.
                    de C.V.  (ASPI) (Mexico Corp.)
               Personal Para Services Intogrados de Mexico
                    S.A. (Personal) (Mexico Corp)
               Especialistas en Systems de Distribucion  Industrial
                    S.A. de C.V. (ESDI) (Mexico Corp.)
               Especialistas en Procuramiento Industrial
                    S.A. de C.V. (EPI) (Mexico Corp.)
            Sealing Specialists of Texas, Inc. (Texas Corp) 100%

      E. Equipment Sales and Rentals
         Briggs ITD Corp.  (Delaware Corp.) 100%
         Briggs Equipment Trust (Delaware Business Trust) 100% Briggs Equipment Mexico Inc. (Delaware Corp.) 100% Montacargras Yale de Mexico S. A. de C.V. (YALESA)
            (Mexico Corp.)
         Briggs Equipment S.A. de C.V. (BESA) (Mexico Corp.) Briggs Construction Equipment Inc. (Delaware Corp) 100%

      F. Real Estate

         Crestpark LP Inc.  (Delaware Corp.) 100%
         Crestpark Holding Inc.  (Delaware Corp.) 100%
         Sammons Venture Properties, Inc. (Delaware Corp.) 100% Sammons Realty Corporation (Delaware Corp.) 100% Sammons Legacy Venture GP Inc. (Delaware Corp) 100% Sammons Legacy Venture LP Inc. (Delaware Corp) 100% Sammons Income Properties Inc. (Delaware Corp) 100% Sammons Eiger Venture, Inc. (Delaware Corp) 100%
         GBH Venture Co. Inc. (Delaware Corp) 100%
         Grand Bahama Hotel Co. (Delaware Corp) 100%
         Jack Tar Grand Bahama Limited (Bahama Corp.) 100%

      G. Tourism

         The Grove Park Inn Resort Inc.  (Delaware Corp) 100%
         Adventure Tours USA, Inc.  (Delaware Corp) 100%
         Santo Tours and Travel Inc.  (New York Corp) 100%

Item 27. Number of Contract Owners
  As of December 31, 2000 there were 2,690 holders of nonqualified contracts and 5,879 holders of qualified contracts.

Item 28. Indemnification
  The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a.Relationship of Principal Underwriter to Other Investment
Companies
  Walnut Street Securities, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A. Walnut Street Securities, the principal underwriter of the Registrant is
  also the principal underwriter for General American Life Insurance Company as well as Paragon Life Insurance Company.

Item 29b.Principal Underwriters
  Unless otherwise noted, the address of each director and executive officer of Walnut Street Securities is 400 South 4th Street, Suite
100,
  St.Louis MO 63102

      Name and Principal            Position and Offices
      Business Address               With Walnut Street Securities
        Richard J. Miller            Pres., CEO, Dir.
        James Koeger                 Assistant Treasurer
        Maureen Sheehan              Assistant Secretary
        Joyce Hillebrand             Assistant Secretary
        Norman Lazarus               Vice President - Compliance
        Don Wuller                   V.P.Admin, CFO & Treasurer
        Dona Barber                  Dir.
        Mathew P. McCauley           Dir., Vice President, General
Counsel &
                                     Secretary
        Bernard H. Wolzenski         Dir.
        Stephen Palmitier            Dir.
        Kevin Eichner                Dir., Chairman
        Bridget Wilson               Vice President, Operations


Item 29c.Compensation of Principal Underwriters
   The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

   (1)              (2)            (3)            (4)            (5)
                    Net
   Name of          Underwriting
   Principal        Discount and   Compensation   Brokerage
   Underwriter      Commissions    On Redemption  Commissions
Compensation

   Walnut Street   4,128,698        0                0                 0
Securities

Item 30. Location of Accounts and Records
   The records required to be maintained by Section 31(a) of the Investment
   Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at:

   One Midland Plaza
   Sioux Falls, SD  57193

Item 31. Management Services
    No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months
     old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of
      Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly
      upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses to be incurred and the risk assumed by
      Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated
November
28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section
270.6c-7
and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment
Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas
Optional Retirement Program.

VAITEM24

                             SIGNATURES
                             __________

    As required by the Securities Act of 1933, and under the Investment Company act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness
    of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement
    to be signed on its behalf in the City of Sioux Falls, South Dakota, on the 12th day of April, 2001.

                                    Midland National Life Separate
Account C

   (Seal)                      By:  Midland National Life Insurance
Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
Officers
    and Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

   /s/_ Michael M. Masterson   Director, Chairman of the       April 12,
2001
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

   _/s/ John J. Craig II       Director, Executive Vice        April 12,
2001
   John J. Craig II            President and Chief
                               Operating Officer

   _/s/ Steven C. Palmitier    Director, Senior Vice           April 12,
2001
   Steven C. Palmitier         President and Chief
                               Marketing Officer

   _/s/ Stephen P. Horvat, Jr. Director, Senior Vice           April 12,
2001
   Stephen P. Horvat, Jr.      President - Legal

   _/s/ Thomas M. Meyer        Senior Vice President           April 12,
2001
   Thomas M. Meyer             and Chief Financial
                               Officer

   _____________________       Director                        April 12,
2001
   Robert W. Korba





SigVA2.txt

                                                   Registration No. 33-
64016
                                                POST EFFECTIVE AMENDMENT
NO. 11


________________________________________________________________________
________
________________________________________________________________________
________



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                ______________________________________________



                                  EXHIBITS

                                     TO

                                  FORM N-4

                           REGISTRATION STATEMENT

                                   UNDER

                         THE SECURITIES ACT OF 1933

                                    FOR

                           MNL SEPARATE ACCOUNT C

                                    AND

                   MIDLAND NATIONAL LIFE INSURANCE COMPANY

                ______________________________________________








________________________________________________________________________
________
________________________________________________________________________
________

ExhbtVA2.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     10. a. Consent of Sutherland Asbill & Brennan L L P

     10. b. Consent of PricewaterhouseCoopers L L P






IndVA2.txt

                        April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Annuity and Variable Annuity II
          Form N-4, File No. 33-64016


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4
filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 33-64016). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


ConsentSABVAII.txt

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 11 to this Registration
Statement of Midland National Life Separate Account C on Form N-4 (File
No. 33-
64016) of our reports dated March 9, 2001 on our audits of the financial statements of
Midland National Life Separate Account C and the financial statements of
Midland
National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.



						PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 24, 2001

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PWC Consent for VA2.txt